Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document Information [Line Items]
Document Type	8-K	8-K
Amendment Flag	false	false
Document Period End Date	Mar 31, 2012
Trading Symbol	MWV	MWV
Entity Registrant Name	MEADWESTVACO CORP	MEADWESTVACO CORP
Entity Central Index Key	0001159297

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Net sales	$ 1,313	$ 1,250		$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Cost of sales	1,040	966		4,193		3,986		3,951
Selling, general and administrative expenses	161	156		671		599		631
Interest expense	41	43		165		170		180
Other income, net	(10)	(20)		(28)		(8)		(378)
Income from continuing operations before income taxes	81	105		317	[2]	199	[2]	274	[2]
Income tax provision	30	34		96		9		110
Income from continuing operations	51	71		221		190		164
Income (loss) from discontinued operations, net of income taxes	(1)	(5)		29		(80)		61
Net income	50	66		250		110		225
Less: Net income attributable to non-controlling interests, net of income taxes	1	1		4		4		0
Net income attributable to the company	49	65	[3]	246	[3],[4]	106	[5]	225
Income from continuing operations attributable to the company	$ 50	$ 70		$ 217		$ 186		$ 164
Net income per share attributable to the company - basic:
Income from continuing operations	$ 0.3	$ 0.41		$ 1.27		$ 1.09		$ 0.96
Income (loss) from discontinued operations	$ (0.01)	$ (0.03)		$ 0.18		$ (0.47)		$ 0.35
Net income attributable to the company	$ 0.29	$ 0.38		$ 1.45		$ 0.62		$ 1.31
Net income per share attributable to the company - diluted:
Income from continuing operations	$ 0.29	$ 0.4		$ 1.25		$ 1.08		$ 0.95
Income (loss) from discontinued operations	$ (0.01)	$ (0.02)		$ 0.17		$ (0.46)		$ 0.35
Net income attributable to the company	$ 0.28	$ 0.38	[3]	$ 1.42		$ 0.62		$ 1.3
Shares used to compute net income per share attributable to the company:
Basic	171.9	169		170.4		170.3		171.3
Diluted	175.3	172.7		174.1		172.7		173.2
Cash dividends per share	$ 0.25	$ 0.25		$ 1		$ 0.94		$ 0.92

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[3]	First quarter 2011 results include after-tax restructuring charges of $4 million, or $0.03 per share, and an after-tax loss from discontinued operations of $5 million, or $0.02 per share. Second quarter 2011 results include after-tax restructuring charges of $5 million, or $0.03 per share and after-tax income from discontinued operations of $20 million or $0.11 per share. Third quarter 2011 results include after-tax restructuring charges of $4 million, or $0.02 per share and after-tax income of from discontinued operations of $32 million or $0.18 per share. Fourth quarter 2011 results include after-tax restructuring charges of $6 million, or $0.04 per share, and after-tax loss from discontinued operations of $18 million, or $0.10 per share.
[4]	Fourth quarter and full-year 2011 results, as previously reported in the company's earnings release dated January 25, 2012, were subsequently adjusted to include non-cash expenses of $15 million before taxes ($10 million after taxes or $0.05 per share) primarily pursuant to the recognition of a projected benefit obligation related to a post-retirement benefit plan. Included is this adjustment to full-year 2011 earnings are amounts attributable to annual periods prior to 2011 of $12 million before taxes ($8 million after taxes or $0.04 per share). Included is this adjustment to fourth quarter 2011 earnings are amounts attributable to periods prior to the fourth quarter of 2011 of $14 million before taxes ($10 million after taxes or $0.05 per share). The impact to full-year 2011 gross profit was $12 million ($10 million attributable to periods prior to 2011). The impact to fourth quarter 2011 gross profit was $12 million ($11 million attributable to periods prior to the fourth quarter of 2011). The adjustments attributable to periods prior to the fourth quarter of 2011 were deemed immaterial to the current period and to any individual period prior to the fourth quarter of 2011.
[5]	First quarter 2010 results include an income tax benefit of $10 million, or $0.06 per share, related to favorable domestic tax audit settlements, after-tax restructuring charges of $3 million, or $0.02 per share, and an after-tax loss from discontinued operations of $5 million, or $0.03 per share. Second quarter 2010 results include after-tax restructuring charges of $9 million, or $0.05 per share, and after-tax income from discontinued operations of $8 million, or $0.05 per share. Third quarter 2010 results include an income tax benefit from cellulosic biofuel producer credits of $15 million, or $0.09 per share, after-tax restructuring charges of $10 million, or $0.06 per share, an after-tax charge of $4 million, or $0.02 per share, from early extinguishment of debt, and an after-tax loss from discontinued operations of $93 million, or $0.54 per share. Fourth quarter 2010 results include after-tax restructuring charges of $12 million, or $0.07 per share, an after-tax gain of $5 million, or $0.03 per share, related to a pension curtailment, an income tax benefit from cellulosic biofuel producer credits of $5 million, or $0.03 per share, and after-tax income from discontinued operations of $10 million, or $0.06 per share.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 50	$ 66	$ 250	$ 110	$ 225
Other comprehensive (loss) income, net of tax:
Foreign currency translation	41	70	(112)	(25)	182
Adjustments related to pension and other benefit plans	5	0	(138)	16	159
Net unrealized (loss) gain on derivative instruments	(6)	(1)	(5)	0	9
Other comprehensive (loss) income, net of tax	40	69	(255)	(9)	350
Comprehensive (loss) income	90	135	(5)	101	575
Less: comprehensive income attributable to non-controlling interests	1	1	4	4	1
Comprehensive (loss) income attributable to the company	$ 89	$ 134	$ (9)	$ 97	$ 574

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 483	$ 656		$ 790
Accounts receivable, net	628	591		560
Inventories	645	579		554
Other current assets	91	63		106
Current assets of discontinued operations	214	353		436
Current assets	2,061	2,242		2,446
Property, plant, equipment and forestlands, net	3,507	3,442		3,159
Prepaid pension asset	1,000	969		1,052
Goodwill	671	668		640
Other assets	1,106	1,089		1,106
Non-current assets of discontinued operations	353	353		411
Total assets	8,698	8,763	[1]	8,814	[1]
LIABILITIES AND EQUITY
Accounts payable	612	601		550
Accrued expenses	417	489		476
Notes payable and current maturities of long-term debt	254	254		6
Current liabilities of discontinued operations	92	136		194
Current liabilities	1,375	1,480		1,226
Long-term debt	1,879	1,880		2,042
Other long-term obligations	1,270	1,244		1,239
Deferred income taxes	876	915		954
Non-current liabilities of discontinued operations	47	43		47
Commitments and contingencies
Shareholders' equity:
Common stock	2	2		2
Additional paid-in capital	3,156	3,153		3,075
Retained earnings	298	292		219
Accumulated other comprehensive loss	(225)	(265)		(10)
Total shareholders' equity	3,231	3,182		3,286
Non-controlling interests	20	19		20
Total equity	3,251	3,201		3,306
Liabilities and Equity, Total	$ 8,698	$ 8,763		$ 8,814

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, Shares authorized	600,000,000	600,000,000	600,000,000
Common stock, Shares issued	172,834,822	170,870,154	168,331,858
Common stock, Shares outstanding	172,834,822	170,870,154	168,331,858

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Millions, except Share data	Total	Common Stock	Additional paid-in capital	Retained Earnings	Accumulated other comprehensive income (loss)	Non-Controlling Interests
Beginning Balance at Dec. 31, 2008	$ 2,981	$ 2	$ 3,108	$ 207	$ (350)	$ 14
Beginning Balance (in shares) at Dec. 31, 2008		170,800,000
Net income	225	0	0	225	0	0
Other comprehensive (loss) income, net of tax	350	0	0	0	349	1
Increase (decrease) of non-controlling interest	3	0	0	0	0	3
Dividends declared	(157)	0	0	(157)	0	0
Non-controlling interest distribution	(1)	0	0	0	0	(1)
Share-based employee compensation (in shares)		300,000
Share-based employee compensation	20	0	20	0	0	0
Exercise of stock options (in shares)	134,000	200,000
Exercise of stock options	2	0	2	0	0	0
Ending Balance at Dec. 31, 2009	3,423	2	3,130	275	(1)	17
Ending Balance (in shares) at Dec. 31, 2009		171,300,000
Net income	110	0	0	106	0	4
Other comprehensive (loss) income, net of tax	(9)	0	0	0	(9)	0
Dividends declared	(162)	0	0	(162)	0	0
Non-controlling interest distribution	(1)	0	0	0	0	(1)
Stock repurchased (in shares)	(3,900,000)	(3,900,000)
Stock repurchased	(92)	0	(92)	0	0	0
Share-based employee compensation (in shares)		400,000
Share-based employee compensation	30	0	30	0	0	0
Exercise of stock options (in shares)	531,000	500,000
Exercise of stock options	7	0	7	0	0	0
Ending Balance at Dec. 31, 2010	3,306	2	3,075	219	(10)	20
Ending Balance (in shares) at Dec. 31, 2010		168,300,000
Net income	66	0	0	65	0	1
Other comprehensive (loss) income, net of tax	69	0	0	0	69	0
Dividends declared	(43)	0	0	(43)	0	0
Share-based employee compensation (in shares)		600,000
Share-based employee compensation	7	0	7	0	0	0
Exercise of stock options (in shares)		600,000
Exercise of stock options	10	0	10	0	0	0
Ending Balance at Mar. 31, 2011	3,415	2	3,092	241	59	21
Ending Balance (in shares) at Mar. 31, 2011		169,500,000
Beginning Balance at Dec. 31, 2010	3,306	2	3,075	219	(10)	20
Beginning Balance (in shares) at Dec. 31, 2010		168,300,000
Net income	250	0	0	246	0	4
Other comprehensive (loss) income, net of tax	(255)	0	0	0	(255)	0
Dividends declared	(173)	0	0	(173)	0	0
Non-controlling interest distribution	(5)	0	0	0	0	(5)
Share-based employee compensation (in shares)		600,000
Share-based employee compensation	38	0	38	0	0	0
Exercise of stock options (in shares)	1,976,000	2,000,000
Exercise of stock options	40	0	40	0	0	0
Ending Balance at Dec. 31, 2011	3,201	2	3,153	292	(265)	19
Ending Balance (in shares) at Dec. 31, 2011		170,900,000
Net income	50	0	0	49	0	1
Other comprehensive (loss) income, net of tax	40	0	0	0	40	0
Dividends declared	(43)	0	0	(43)	0	0
Share-based employee compensation (in shares)		1,300,000
Exercise of stock options (in shares)		600,000
Exercise of stock options	14	0	14	0	0	0
Ending Balance at Mar. 31, 2012	$ 3,251	$ 2	$ 3,156	$ 298	$ (225)	$ 20
Ending Balance (in shares) at Mar. 31, 2012		172,800,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities
Net income	$ 50	$ 66	$ 250		$ 110		$ 225
Discontinued operations	1	5	(29)		80		(61)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, depletion and amortization	92	92	367	[1]	360	[1]	376	[1]
Deferred income taxes	(2)	21	40		(12)		110
Loss (gain) on sales of assets, net	0	1	2		2		(16)
Pension income	(16)	(21)	(82)		(83)		(77)
Appreciation in cash surrender value insurance policies	(11)	(11)	(22)		(31)		(40)
Impairment of long-lived assets			5		7		96
Change in alternative fuel mixture credit receivable			0		32		(32)
Changes in working capital, excluding the effects of acquisitions and dispositions	(211)	(267)	(44)		(34)		169
Other, net	11	7	(8)		12		(27)
Net cash provided by (used in) operating activities from continuing operations	(86)	(107)	479		443		723
Discontinued operations	107	92	81		103		153
Net cash provided by (used in) operating activities	21	(15)	560		546		876
Cash flows from investing activities
Capital expenditures	(149)	(111)	(655)	[1]	(229)	[1]	(214)	[1]
Payments for acquired businesses, net of cash acquired			(70)		(49)		0
Proceeds from dispositions of assets	2	2	56		31		49
Contributions to joint ventures			(7)		(9)		(4)
Other	(1)	(2)	0		(10)		(25)
Discontinued operations	(3)	44	33		46		(15)
Net cash used in investing activities	(151)	(67)	(643)		(220)		(209)
Cash flows from financing activities
Proceeds from issuance of long-term debt	12	1	113		2		250
Repayment of long-term debt	(15)	(16)	(42)		(132)		(435)
Changes in notes payable and other short-term borrowings, net			32		(1)		(34)
Changes in book overdrafts	(15)	(3)	3		0		(22)
Dividends paid	(43)	(42)	(170)		(160)		(157)
Proceeds from exercises of stock options	12	10	38		6		3
Stock repurchases			0		(91)		0
Other	(2)	0	1		(1)		(9)
Discontinued operations			(1)		(2)		(1)
Net cash used in financing activities	(51)	(50)	(26)		(379)		(405)
Effect of exchange rate changes on cash	8	17	(25)		(7)		39
(Decrease) increase in cash and cash equivalents	(173)	(115)	(134)		(60)		301
Cash and cash equivalents:
At beginning of period	656	790	790		850		549
At end of period	$ 483	$ 675	$ 656		$ 790		$ 850

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies

Summary of significant accounting policies

Basis of consolidation and preparation of financial statements: The consolidated financial statements include all majority-owned or controlled entities of MeadWestvaco Corporation (“MeadWestvaco”, “MWV”, or the “company”), and all significant inter-company transactions are eliminated. MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty, (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

On May 1, 2012, MeadWestvaco completed the spin-off of its Consumer & Office Products (“C&OP”) business and subsequent merger of that business with ACCO Brands Corporation. Certain prior period amounts have been reclassified in these consolidated financial statements to conform to the presentation of discontinued operations. Refer to Note R for further discussion.

Estimates and assumptions: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of some assets and liabilities and, in some instances, the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Translation of foreign currencies: The local currency is the functional currency for substantially all of the company’s significant operations outside the U.S. The assets and liabilities of the company’s foreign subsidiaries are translated into U.S. dollars using period-end exchange rates, and adjustments resulting from these financial statement translations are included in accumulated other comprehensive loss in the consolidated balance sheets. Revenues and expenses are translated at average rates prevailing during the period.

Cash equivalents: Highly liquid securities with an original maturity of three months or less are considered to be cash equivalents.

Accounts receivable and allowance for doubtful accounts: Trade accounts receivable are recorded at the invoice amount and generally do not bear interest. The allowance for doubtful accounts is the company’s best estimate of the amount of probable loss in the existing accounts receivable. The company determines the allowance based on historical write-off experience by business. Past due balances over a specified amount are reviewed individually for collectibility. Account balances are charged off against the allowance when it is probable that the receivable will not be recovered.

Inventories: Inventories are valued at the lower of cost or market. Cost is determined using the last-in, first-out method for substantially all raw materials, finished goods and production materials of U.S. manufacturing operations. Cost of all other inventories, including stores and supplies inventories and inventories of non-U.S. manufacturing operations, is determined by the first-in, first-out or average cost methods.

Property, plant, equipment and forestlands: Owned assets are recorded at cost. Also included in the cost of these assets is interest on funds borrowed during the construction period. When assets are sold, retired or disposed of, their cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in cost of sales. Gains and losses on sales of corporate real estate are recorded in other income, net. Costs of renewals and betterments of properties are capitalized; costs of maintenance and repairs are charged to expense. Costs of reforestation of forestlands are capitalized. Reforestation costs include the costs of seedlings, site preparation, planting of seedlings and early-stage fertilization.

Depreciation and depletion: The cost of plant and equipment is depreciated, utilizing the straight-line method, over the estimated useful lives of the assets, which range from 20 to 40 years for buildings and 5 to 30 years for machinery and equipment. Timber is depleted as timber is cut at rates determined annually based on the relationship of undepleted timber costs to the estimated volume of recoverable timber. Timber volumes used in calculating depletion rates are based upon merchantable timber volumes at a specific point in time. The depletion rates for company-owned land do not include an estimate of either future reforestation costs associated with a stand’s final harvest or future volume in connection with replanting of a stand subsequent to the final harvest.

Impairment of long-lived assets: The company periodically evaluates whether current events or circumstances indicate that the carrying value of its long-lived assets, including intangible assets with finite lives, to be held and used may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived asset, or the appropriate grouping of assets, is compared to carrying value to determine whether impairment exists.

If an asset is determined to be impaired, the loss is measured based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable value.

Intangible assets assigned indefinite lives are to be tested at least annually or more often if events or changes in circumstances indicate that the fair value of an intangible asset is below its carrying value. The fair values of the company’s indefinite-lived intangible assets (primarily Calmar trademarks and trade names) are estimated using an income approach (the relief from royalty method). Although the estimate of the fair values of the company’s indefinite-lived intangible assets under the income approach exceed the respective carrying values, different assumptions regarding projected performance and other factors could result in significant non-cash impairment charges in the future. Based on the company’s annual review of the indefinite-lived intangible assets as of October 1, 2011, there was no indication of impairment.

Goodwill: Goodwill represents the excess of cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. The company reviews the recorded value of goodwill at least annually on October 1, or sooner if events or changes in circumstances indicate that the fair value of a reporting unit is below its carrying value. The company may elect to use a qualitative approach to determine if goodwill is required to be tested. If goodwill is required to be tested for impairment, a two-step process is utilized. The first step is to identify a potential impairment and the second step is to measure the amount of the impairment loss, if any. Goodwill is deemed to be impaired if the carrying amount of a reporting unit’s goodwill exceeds its estimated fair value. Goodwill has been allocated to the company’s respective reporting units based on its nature and synergies expected to be achieved. The fair value of each reporting unit is estimated primarily using an income approach, specifically the discounted cash flow method. The company employs significant assumptions in evaluating its goodwill for impairment. These assumptions include relevant considerations of market-participant data.

In applying the income approach in assessing goodwill for impairment, changes in assumptions could materially affect the determination of fair value for a reporting unit. Although the fair value estimates of the company’s reporting units under the income approach exceed the respective carrying values, different assumptions regarding projected performance and other factors could result in significant non-cash impairment charges in the future. The following assumptions are key to the company’s income approach:

•

Business projections – Projections are based on three-year forecasts that are developed internally by management and reviewed by the company’s Board of Directors. These projections include significant assumptions such as estimates of future revenues, profits, working capital requirements, operating plans, costs of planned restructuring actions and capital expenditures. Assumptions surrounding macro-economic data and estimates include industry projections, inflation, foreign currency exchange rates and costs of energy, raw materials and freight.

•

Growth rates – A growth rate based on market participant data considerations is used to calculate the terminal value of a reporting unit. The growth rate is the expected rate at which a reporting unit’s earnings stream is projected to grow beyond the three-year forecast period.

•

Discount rates – Future cash flows are discounted at a rate that is consistent with a weighted average cost of capital for a potential market participant. The weighted average cost of capital is an estimate of the overall after-tax rate of return required by equity and debt holders of a business enterprise. The discount rates selected for the reporting units are based on existing conditions within the respective markets and reflect appropriate adjustments for potential risk premiums in those markets as well as appropriate weighting of the market cost of equity versus debt, which is developed with the assistance of external financial advisors.

•	Tax rates – Tax rates are based on estimates of the tax rates that a market participant would realize in the respective primary markets and geographic areas in which the reporting units operate.

Based on our annual review of the recorded value of goodwill at October 1, 2011, there was no indication of impairment. Holding other valuation assumptions constant, it would take a downward shift in operating profits, which management does not believe is likely, of more than approximately 25% from projected levels before the fair values of any reporting units would be below the respective carrying values, thereby triggering the requirement to perform further analysis which may indicate potential goodwill impairment.

Effective January 1, 2012, MWV changed the segment reporting structure of its packaging businesses. The new segment reporting structure consists of three market-focused lines of business which are Food & Beverage, Home, Health & Beauty, and Industrial. As a result of the above change in segment reporting, the company evaluated and changed the goodwill reporting units of its packaging businesses. Goodwill was allocated to the new reporting units using a relative fair value approach and based on management’s interim evaluation of the allocated goodwill as of January 1, 2012 there was no indication of impairment. See Note D for further information.

Other assets: Capitalized software for internal use, equipment leased to customers and other amortizable and indefinite-lived intangible assets are included in other assets. Capitalized software and other amortizable intangibles are amortized using the straight-line and cash flows methods over their estimated useful lives of 3 to 21 years. Equipment leased to customers is amortized using the sum-of-the-years-digits method over the estimated useful life of the machine, generally 10 years. Revenue is recognized for the leased equipment on a straight-line basis over the life of the lease and is included in net sales. The company records software development costs in accordance with the accounting guidance provided by the Financial Accounting Standards Board. See Note D and Note E for further information.

Financial instruments: The company utilizes well-defined financial derivatives in the normal course of its operations as a means to manage some of its interest rate, foreign currency and commodity risks. All derivative instruments are required to be recorded in the consolidated balance sheets as assets or liabilities, measured at fair value. The fair value estimates are based on relevant market information, including market rates and prices. If the derivative is designated as a fair-value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash-flow hedge, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive income or loss and is recognized in the consolidated statements of operations when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash-flow hedges are recognized in earnings. If a derivative is not designated as a qualifying hedge, changes in fair value are recognized in earnings. See Note H for further information.

Environmental and legal liabilities: Environmental expenditures that increase useful lives of assets are capitalized, while other environmental expenditures are expensed. Liabilities are recorded when remedial efforts are probable and the costs can be reasonably estimated. The company recognizes a liability for other legal contingencies when a loss is probable and reasonably estimable. Liabilities recorded for claims are limited to pending cases based on the company’s historical experience, consultation with outside counsel and consultation with an actuarial specialist concerning the feasibility of reasonably estimating liabilities associated with claims that may arise in the future. The company recognizes insurance recoveries when collection is reasonably assured. Fees for third-party legal services are expensed as incurred. See Note P for further information.

Asset retirement obligations: The company has certain conditional and unconditional asset retirement obligations associated with owned or leased property, plant and equipment, including surface impoundments, asbestos, and water supply wells. The company records a liability for the fair value of an asset retirement obligation when incurred if the fair value of the liability can be reasonably estimated. Management does not have sufficient information to estimate the fair value of certain obligations, primarily associated with surface impoundments and asbestos, because the settlement date or range of potential settlement dates has not been specified and information is not available to apply expected present value techniques. Subsequent to initial measurement, the company recognizes changes in the amounts of the obligations, as necessary, resulting from the passage of time and revisions to either the timing or amount of estimated cash flows.

Revenue recognition: The company recognizes revenues at the point when title and the risk of ownership passes to the customer. Substantially all of the company’s revenues are generated through product sales and shipping terms generally indicate when title and the risk of ownership have passed. Revenue is recognized at shipment for sales where shipping terms are FOB (free on board) shipping point unless risk of loss is maintained under freight terms. For sales where shipping terms are FOB destination, revenue is recognized when the goods are received by the customer. The company provides allowances for estimated returns and other customer credits such as discounts and volume rebates, when the revenue is recognized, based on historical experience, current trends and any notification of pending returns. Also included in net sales is service revenue, which is recognized as the service is performed. Revenue is recognized for leased equipment to customers on a straight-line basis over the estimated term of the lease and is included in net sales of the company. Sales of landholdings are included in net sales in the consolidated statements of operations.

Shipping and handling costs: Shipping and handling costs are classified as a component of cost of sales. Amounts billed to a customer in a sales transaction related to shipping and handling are classified as revenue.

Research and development: Included in cost of sales and selling, general and administrative expenses are expenditures for research and development of $46 million, $39 million and $40 million for the years ended December 31, 2011, 2010 and 2009, respectively, which were expensed as incurred.

Income taxes: Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the enacted tax rates in effect for the years the differences are expected to reverse. The company evaluates the need for a deferred tax asset valuation allowance by assessing whether it is more likely than not that it will realize its deferred tax assets in the future.

The company has tax jurisdictions located in many areas of the world and is subject to audit in these jurisdictions. Tax audits by their nature are often complex and can require several years to resolve. In the preparation of the company’s financial statements, management exercises judgments in estimating the potential exposure to unresolved tax matters. The company recognizes the tax benefit from an uncertain tax position if it is more likely than not that the position is sustainable. For those tax positions that meet the more likely than not criteria, the company records only the portion of the tax benefit that is greater than 50% likely to be realized upon settlement with the respective taxing authority. Interest and penalties related to unrecognized tax benefits are recorded within income tax expense in the consolidated statements of operations. While actual results could vary, in management’s judgment, the company has adequate tax accruals with respect to the ultimate outcome of such unresolved tax matters.

Share-based compensation: The company records compensation expense for graded and cliff vesting awards on a straight-line basis over the vesting period, which is generally three years. The company uses the “long-haul” method to determine the pool of tax benefits or deficiencies resulting from tax deductions related to awards of equity instruments that exceed or are less than the cumulative compensation cost for those instruments recognized for financial reporting. Substantially all compensation expense related to share-based awards is recorded as a component of selling, general and administrative expenses in the consolidated statements of operations. For stock-settled awards, the company issues previously authorized new shares. See Note K for further detail on share-based compensation.

Net income per share: Basic net income per share for all the periods presented has been calculated using the company’s weighted average shares outstanding. In computing diluted net income per share, incremental shares issuable upon the assumed exercise of stock options and other share-based compensation awards have been added to weighted average shares outstanding, if dilutive. For the years ended December 31, 2011, 2010, and 2009, 4.1 million, 7.9 million and 8.0 million of equity awards, respectively, were excluded from the calculation of weighted average shares outstanding, as the exercise price per share was greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.

Related party transactions: The company has certain related party transactions in the ordinary course of business that are insignificant.

New accounting guidance	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
New accounting guidance
2.	New accounting guidance

On January 1, 2012 the company adopted new accounting guidance issued by the Financial Accounting Standards Board (“FASB”) regarding the presentation of comprehensive income. The new guidance requires the presentation of items of net income and comprehensive income in either a single continuous financial statement or in two separate but consecutive financial statements. The company elected to present the items of net income and comprehensive income in two separate but consecutive financial statements. The impact of adoption did not have a material effect on the company’s consolidated financial statements.

In December 2011, the FASB issued new accounting guidance regarding additional disclosures for financial instruments that are offset including the gross amount of the asset and liability as well as the impact of any net amount presented in the consolidated financial statements. These provisions are effective for fiscal and interim periods beginning on or after January 1, 2013. The impact of adoption will not have a material effect on the company’s consolidated financial statements.

During the three months ended March 31, 2012, there were no other new accounting standards issued by the FASB that would have an impact on the company’s consolidated financial statements.

New accounting guidance

In June 2011, the Financial Accounting Standards Board (the “FASB”) issued new accounting guidance regarding the presentation of comprehensive income. The new guidance requires the presentation of items of net income and comprehensive income in either a single continuous financial statement or in two separate but consecutive financial statements. This accounting guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The impact of adoption did not have a material effect on the company’s consolidated financial statements.

In September 2011, the FASB issued new accounting guidance regarding the testing of goodwill for impairment. The new guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the required annual goodwill impairment test. This accounting guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. The company adopted the above provisions for its annual goodwill test performed in 2011. The impact of adoption did not have an effect on the company’s consolidated financial statements.

In December 2011, the FASB issued new accounting guidance regarding additional disclosures for financial instruments that are offset including the gross amount of the asset and liability as well as the impact of any net amount presented in the consolidated financial statements. These provisions are effective for fiscal and interim periods beginning on or after January 1, 2013. The impact of adoption will not have a material effect on the company’s consolidated financial statements.

There were no other accounting standards issued in 2011 that had or are expected to have a material impact on the company’s financial position or results of operations.

Fair value measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair value measurements
3.	Fair value measurements

The following information is presented for assets and liabilities that are recorded in the consolidated balance sheets at fair value at March 31, 2012 and December 31, 2011, measured on a recurring basis. There were no significant transfers of assets and liabilities that are recorded at fair value between Level 1 and Level 2 during the three months ended March 31, 2012 and 2011.

In millions	March 31, 2012	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-liabilities	$(23)	$0	$(23)	$0
Cash equivalents	368	368	0	0

In millions	December 31, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-liabilities	$(19)	$0	$(19)	$0
Cash equivalents	549	549	0	0

(1)	Quoted prices in active markets for identical assets.
(2)	Quoted prices for similar assets and liabilities in active markets.
(3)	Significant unobservable inputs.

At March 31, 2012, the book value of debt was $2.1 billion and the fair value was estimated to be $2.3 billion. The difference between book value and fair value is derived from the difference between the period-end market interest rate and the stated fixed rate for the company’s long-term debt. The company estimates the fair values of financial instruments using Level 2 inputs which are based upon quoted market prices for the same or similar issues or on the current interest rates available to the company for debt of similar terms and maturities.

A. Fair value measurements

The following information is presented for assets and liabilities that are recorded in the consolidated balance sheet at fair value at December 31, 2011 and 2010, measured on a recurring basis. There were no significant transfers of assets and liabilities that are recorded at fair value between Level 1 and Level 2 during 2011 and 2010.

In millions	December 31, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-assets	$0	$0	$0	$0
Derivatives-liabilities	(19)	0	(19)	0
Cash equivalents	549	549	0	0

Pension plan assets:
Equity investments	$524	$514	$10	$0
Preferred stock	4	3	1	0
Government securities	989	82	904	3
Corporate debt investments	774	0	768	6
Derivatives	69	0	0	69
Partnerships and joint ventures	209	0	0	209
Real estate	46	0	0	46
Common collective trust	1,093	60	1,033	0
Registered investment companies	46	0	46	0
103-12 investment entities	259	0	259	0
Other pension (payables) receivables	(16)	(38)	0	22

Total pension plan assets	$3,997	$621	$3,021	$355

	December 31, 2010	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-assets	$1	$0	$1	$0
Derivatives-liabilities	(8)	0	(8)	0
Cash equivalents	646	646	0	0

Pension plan assets:
Equity investments	$605	$594	$11	$0
Preferred stock	6	5	1	0
Government securities	875	0	864	11
Corporate debt investments	719	0	707	12
Derivatives	5	0	5	0
Partnerships and joint ventures	133	0	0	133
Real estate	53	0	0	53
Common collective trust	1,124	0	1,124	0
Registered investment companies	58	0	58	0
103-12 investment entities	151	0	151	0
Other pension (payables) receivables	4	(18)	0	22

Total pension plan assets	$3,733	$581	$2,921	$231

(1)	Quoted prices in active markets for identical assets.
(2)	Quoted prices for similar assets and liabilities in active markets.
(3)	Significant unobservable inputs.

The fair values of the pension plan assets were determined using a market approach based on quoted prices in active markets for identical or similar assets or where there were no observable market inputs an income approach based on estimated investment returns and cash flows.

The following information is presented for those assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2011 and 2010:

In millions	Equity investments	Government securities	Corporate debt investments	Derivatives	Partnerships and joint ventures	Real estate	Other pension receivables and payables	Total
December 31, 2009	$1	$0	$13	$0	$104	$44	$21	$183
Purchases	0	11	14	0	43	7	8	83
Sales	(1)	(1)	(10)	0	(27)	(1)	(10)	(50)
Realized gains (losses)	0	0	0	0	(4)	1	4	1
Unrealized gains (losses)	0	0	(1)	0	17	2	(1)	17
Transfers in (out) of Level 3	0	1	(4)	0	0	0	0	(3)

December 31, 2010	0	11	12	0	133	53	22	231
Purchases	0	1	2	14	86	3	1	107
Sales	0	(5)	(6)	(23)	(25)	(20)	(1)	(80)
Realized gains (losses)	0	0	0	10	1	(6)	(1)	4
Unrealized gains (losses)	0	(1)	0	68	14	16	1	98
Transfers in (out) of Level 3	0	(3)	(2)	0	0	0	0	(5)

December 31, 2011	$0	$3	$6	$69	$209	$46	$22	$355

At December 31, 2011, the book value of financial instruments included in debt is $2.1 billion and the fair value is estimated to be $2.2 billion. The difference between book value and fair value is derived from the difference between the December 31, 2011 market interest rate and the stated rate for the company’s fixed-rate, long-term debt. The company has estimated the fair value of financial instruments based upon quoted market prices for the same or similar issues or on the current interest rates available to the company for debt of similar terms and maturities.

Current assets	12 Months Ended
Dec. 31, 2011
Current assets

B. Current assets

Cash equivalents of $549 million and $646 million at December 31, 2011 and 2010, respectively, are valued at cost, which approximates fair value. As of December 31, 2011 and 2010, the majority of the company’s cash equivalents were invested in U.S. government securities. Trade receivables have been reduced by an allowance for doubtful accounts of $15 million and $16 million at December 31, 2011 and 2010, respectively. Receivables also include $71 million and $74 million from sources other than trade at December 31, 2011 and 2010, respectively. Inventories at December 31, 2011 and 2010 are comprised of:

	December 31,
In millions	2011	2010
Raw materials	$156	$143
Production materials, stores and supplies	85	84
Finished and in-process goods	338	327

	$579	$554

Approximately 59% and 58% of inventories at December 31, 2011 and 2010, respectively, are valued using the last-in, first-out (“LIFO”) method. If inventories had been valued at current cost, they would have been $742 million and $702 million at December 31, 2011 and 2010, respectively. The effects of LIFO layer decrements were not significant to the consolidated statements of operations for the year ended December 31, 2011. The effect of LIFO layer decrements was a decrease of $0.01 to earnings per share for the year ended December 31, 2010 and an increase of $0.02 to earnings per share for the year ended December 31, 2009.

Property, plant, equipment and forestlands	12 Months Ended
Dec. 31, 2011
Property, plant, equipment and forestlands

C. Property, plant, equipment and forestlands

Depreciation and depletion expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Depreciation and depletion expense	$301	$293	$303

Property, plant, equipment and forestlands consist of the following:

	December 31,
In millions	2011	2010
Land and land improvements	$250	$255
Buildings and leasehold improvements	756	761
Machinery and other	5,145	5,030

	6,151	6,046
Less: accumulated depreciation	(3,579)	(3,414)

	2,572	2,632
Forestlands	352	328
Construction-in-progress	518	199

	$3,442	$3,159

Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets

D. Goodwill and other intangible assets

Goodwill allocated to each of the company’s segments at December 31, 2011 and 2010 was:

	December 31,
In millions	2011	2010
Food & Beverage	$276	$267
Home, Health & Beauty	382	364
Specialty Chemicals	10	9

Total	668	640
Discontinued operations	164	172

	$832	$812

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

In millions	2011	2010
Beginning balance	$812	$818
Goodwill acquired during the year[1]	30	19
Impairment losses[2]	0	(7)
Goodwill related to sale of business unit[3]	0	(9)
Adjustments[4]	(10)	(9)

Ending balance	$832	$812

Accumulated impairment losses:
Beginning balance	$(7)	$0
Impairment losses[2]	0	(7)

Ending balance	$(7)	$(7)

[1]

Goodwill acquired in 2011 related to the company’s acquisition of a dispensing closures manufacturer during the fourth quarter of 2011. Goodwill acquired in 2010 related to the company’s acquisition of a trigger sprayer manufacturer during the fourth quarter of 2010. See Note Q for further discussion.

[2]

In connection with the company’s 2010 presentation of the Envelope Products business as a discontinued operation, $7 million of goodwill related to the C&OP segment was allocated to the Envelope Products business and impaired as of December 31, 2010. See Note R for further discussion.

[3]

In connection with the sale of the company’s Media and Entertainment Packaging business on September 30, 2010, $9 million of goodwill related to the former Consumer Solutions segment was allocated to and included in the pre-tax loss on sale. See Note R for further discussion.

[4]	Represents foreign currency translations and tax adjustments.

The following table summarizes intangible assets subject to amortization included in other assets:

	December 31, 2011		December 31, 2010
In millions	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Trademarks and trade names	$26	$16	$26	$15
Customer contracts and lists	257	77	245	63
Patents	60	40	56	35
Other – primarily licensing rights	12	9	13	8

	$355	$142	$340	$121

Included in other assets are indefinite-lived intangible assets with carrying values of:

In millions	December 31, 2011	December 31, 2010
Trademarks and tradenames	$93	$94

Amortization expense relating to intangible assets subject to amortization for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Intangible amortization expense	$23	$21	$23

Based on the current carrying values of intangible assets subject to amortization, estimated amortization expense for the next five years is as follows:

In millions	2012	2013	2014	2015	2016
Estimated intangible amortization expense	$24	$24	$23	$17	$16

Schedule of Other Assets	12 Months Ended
Dec. 31, 2011
Schedule of Other Assets
E.	Other assets

Other assets consist of the following:

	December 31,
In millions	2011	2010
Identifiable intangible assets	$306	$313
Restricted asset [1]	398	398
Cash surrender value of life insurance, net of borrowings	155	175
Capitalized software, net	57	52
Equipment leased to customers, net	71	74
Other	102	94

	$1,089	$1,106

[1]

As part of the consideration for the sale of certain large-tract forestlands in 2007, the company received an installment note in the amount of $398 million (the “Timber Note”). The Timber Note does not require any principal payments until its maturity in October 2027 and bears interest at a rate approximating the London Interbank Offered Rate (“LIBOR”). In addition, the Timber Note is supported by a bank-issued irrevocable letter of credit obtained by the buyer of the forestlands. Using the Timber Note as collateral, the company received $338 million in proceeds under a secured financing agreement with a bank. Under the terms of the agreement, the liability from this transaction is non-recourse to MeadWestvaco and shall be paid from the Timber Note proceeds upon its maturity. As a result, the Timber Note is not available to satisfy the obligations of MeadWestvaco. The non-recourse liability does not require any principal payments until its maturity in October 2027 and bears interest at a rate approximating LIBOR. The $338 million non-recourse liability is included in other long-term obligations in the consolidated balance sheets at December 31, 2011 and 2010.

Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2011
Accounts payable and accrued expenses
F.	Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
In millions	2011	2010
Accounts payable:
Trade	$556	$508
Other	45	42

	$601	$550

Accrued expenses:
Taxes, other than income	$46	$33
Interest	60	59
Payroll and employee benefit costs	206	216
Accrued rebates and allowances	46	43
Environmental and litigation	43	31
Income taxes payable	21	2
Freight	6	11
Restructuring charges	10	22
Other	51	59

	$489	$476

Notes payable and long-term debt	12 Months Ended
Dec. 31, 2011
Notes payable and long-term debt
G.	Notes payable and long-term debt

Notes payable and current maturities of long-term debt and capital lease obligations consist of the following:

	December 31,
In millions	2011	2010
Other short-term borrowings	$30	$0
Current maturities of long-term debt and capital lease obligations	224	6

	$254	$6

During 2011, MeadWestvaco entered into a R$470 million bank credit agreement with the Brazilian Development Bank (“BNDES”) in connection with the company’s expansion in Brazil. Amounts borrowed under this facility will fund qualifying equipment purchases in accordance with the BNDES agreement and will incur a fixed rate of interest of 5.5%. Borrowings under this facility will be denominated in Brazilian Real currency. Principal payments will commence in 2013 with final maturity in 2020. Approximately R$180 million (U.S. Dollar equivalent of approximately $97 million) was drawn under this facility at December 31, 2011. Total remaining capacity of this facility in Brazilian Real currency was R$290 million at December 31, 2011 (U.S. Dollar equivalent of approximately $155 million).

MeadWestvaco had a $600 million bank credit agreement which was undrawn at December 31, 2011. The $600 million credit agreement contained a financial covenant limiting the percentage of total debt to total capitalization (including deferred taxes) to 55%, as well as certain other covenants with which the company was in compliance at December 31, 2011.

On January 30, 2012, MeadWestvaco entered into a new $600 million five-year revolving credit facility and a new $250 million five-year term loan facility (collectively the “New Credit Facilities”) with a syndicate of banks. The New Credit Facilities are scheduled to expire on January 30, 2017 and replaced the aforementioned $600 million bank credit agreement that was due to expire on October 19, 2012. The New Credit Facilities will be used principally to obtain funds for general corporate purposes. The New Credit Facilities’ agreement contains a financial covenant limiting the percentage of total debt to total capitalization (including deferred taxes) to 55%, as well as certain other covenants with which the company is in compliance.

Long-term debt consists of the following:

	December 31,
In millions	2011	2010
Debentures, rates from 6.80% to 9.75%, due 2017-2047	$1,181	$1,181
Notes, rates from 6.85% to 7.38%, due 2012-2019	471	472
BNDES notes, rate of 5.50%, due 2013-2020	97	0
Sinking fund debentures, rates from 7.50% to 7.65%, due 2014-2027	202	232
Capital lease obligations:
Industrial Development Revenue Bonds, rate 7.67%, due 2027	80	80
Industrial Development Revenue Bonds, rate 6.35%, due 2035	51	51
Industrial Development Revenue Bonds, rate 6.10%, due 2030	7	7
Pollution Control Revenue Bonds, rate 6.375%, due 2026	6	6
Other capital lease obligations	2	3
Other long-term debt	7	16

	2,104	2,048
Less: amounts due within one year	(224)	(6)

Long-term debt	$1,880	$2,042

During 2010, the company repaid prior to scheduled maturity $98 million aggregate principal of its 6.85% notes due April 2012 at 107% of face value, or $104 million plus accrued interest of $3 million prior to scheduled maturity. The above transaction resulted in a $6 million pre-tax charge from early extinguishment of debt for the year ended December 31, 2010.

As of December 31, 2011, outstanding debt maturing in the next five years is as follows:

In millions	2012	2013	2014	2015	2016
Outstanding debt maturities	$253	$12	$22	$29	$29

As of December 31, 2011, capital lease obligations maturing in the next five years are as follows:

In millions	2012	2013	2014	2015	2016
Capital lease obligation maturities	$1	$1	$0	$0	$0

The weighted average interest rate on the company’s fixed-rate long-term debt was 7.6% for 2011 and 7.7% for 2010. The company did not have any outstanding variable-rate long-term debt during 2011, but the weighted average interest rate on the company’s variable-rate long-term debt was 4% for 2010.

The percentage of debt to total capital (shareholders’ equity and total debt) was 40% at December 31, 2011 and 38% at December 31, 2010.

Financial instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Financial instruments
7.	Financial instruments

The company uses various derivative financial instruments as part of an overall strategy to manage exposure to market risks associated with natural gas price fluctuations, foreign currency exchange rates and interest rates. The company does not hold or issue derivative financial instruments for trading purposes. The risk of loss to the company in the event of non-performance by any counterparty under derivative financial instrument agreements is not significant. Although the derivative financial instruments expose the company to market risk, fluctuations in the value of the derivatives are mitigated by expected offsetting fluctuations in the matched exposures.

All derivative instruments are recorded in the consolidated balance sheets as assets or liabilities, measured at estimated fair values. Fair value estimates are based on relevant market information, including market rates and prices. For a derivative instrument designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive income and is recognized in earnings when the hedged item affects earnings. The ineffective portions of cash flow hedges are recognized, as incurred, in earnings. For a derivative instrument designated as a fair value hedge, changes in fair value of both the derivative instrument and the hedged item are recognized in earnings. Changes in the fair value of a derivative instrument not designated as a qualifying hedge are recognized in earnings.

The pre-tax effect of derivative instruments in the consolidated statements of operations and accumulated other comprehensive income for the three months ended March 31, 2012 and 2011 is presented below.

	Cash flow hedges				Derivatives not designated as hedges
In millions	Foreign currency hedges		Natural gas hedges		Foreign currency derivatives
	2012	2011	2012	2011	2012	2011
Loss recognized in other comprehensive income (effective portion)	$(5)	$(4)	$(8)	$(1)	$0	$0

Gain (loss) reclassified to earnings from accumulated other comprehensive income (effective portion)	$1	$(1)	$(5)	$(3)	$0	$0
(Loss) gain recognized in earnings [1]	0	0	0	0	(6)	6

Total gain (loss) recognized in earnings[2]	$1	$(1)	$(5)	$(3)	$(6)	$6

[1]

Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with those derivatives not designated as hedges.

[2]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.

The fair values and the effect of derivative instruments on the consolidated balance sheets are presented below:

	Assets (Liabilities)
		Fair Value [1]
In millions	Classification	March 31, 2012	December 31, 2011
Derivatives designated as hedges:
Natural gas	Other long-term obligations	$(2)	$(3)
Natural gas	Accounts payable	(17)	(13)
Foreign currency	Accounts payable	(3)	2

		(22)	(14)
Derivatives not designated as hedges:
Foreign currency	Accounts payable	(1)	(5)

		(1)	(5)

Total derivatives		$(23)	$(19)

[1]	Fair values of derivative instruments are also disclosed in Note 3.

Natural gas

In order to better predict and control the future cost of natural gas consumed at the company’s mills and plants, the company engages in financial hedging of future gas purchase prices. Gas usage is relatively predictable month-by-month. The company hedges primarily with financial instruments that are priced based on New York Mercantile Exchange (NYMEX) natural gas futures contracts. The company does not hedge basis (the effect of varying delivery points or locations) or transportation (the cost to transport the gas from the delivery point to a company location) under these transactions. The notional values of these contracts in Million British Thermal Units (“MMBTU’s”) at March 31, 2012 and December 31, 2011 are presented below.

In MMBTU’s

March 31, 2012	December 31, 2011
11	13

Unrealized gains and losses on contracts maturing in future months are recorded in accumulated other comprehensive income and are charged or credited to earnings for the ineffective portion of the hedge. Once a contract matures, the company has a realized gain or loss on the contract up to the quantities of natural gas in the forward swap agreements for that particular period, which are charged or credited to earnings when the related hedged item affects earnings. The ineffective portion of these cash flow hedges, as well as realized hedge gains and losses, are recorded within cost of sales in the consolidated statements of operations. As of March 31, 2012, the pre-tax loss estimated to be recognized in earnings during the twelve months following March 31, 2012 was $17 million. As of March 31, 2012, the maximum remaining term of existing hedges was 2 years. For the three months ended March 31, 2012 and 2011, no gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur.

Foreign currency risk

The company uses foreign currency forward contracts to manage some of the foreign currency exchange risks associated with short-term foreign inter-company loans, foreign cash deposits, foreign currency sales and purchases of its international operations, and foreign sales of its U.S. operations. These contracts are used to hedge the variability of exchange rates on the company’s cash flows and foreign cash deposits.

The foreign currency forward contracts related to certain inter-company loans and foreign cash deposits are short term in duration and are not designated as hedging instruments. Gains and losses related to these forward contracts are included in other income, net in the consolidated statements of operations. The notional amounts of these foreign currency forward contracts at March 31, 2012 and December 31, 2011 are presented below.

In millions	March 31, 2012	December 31, 2011
Notional amount of foreign currency forward contracts – not designated as hedges	$258	$280

Other foreign currency forward contracts, which are for terms of up to one year, are designated as cash flow hedges. These hedges are used to reduce the foreign currency exposure related to certain foreign and inter-company sales and purchases. For these hedges, realized hedge gains and losses are recorded in net sales and costs of sales in the consolidated statements of operations concurrent with the recognition of the hedged sales and purchases. The ineffective portion of these hedges is also recorded in net sales and cost of sales. As of March 31, 2012, the pre-tax loss estimated to be recognized in earnings during the twelve months following March 31, 2012 was $3 million. As of March 31, 2012, the maximum remaining term of existing hedges was 1 year. For the three months ended March 31, 2012 and 2011, no amounts of gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur. The notional amounts of these foreign currency forward contracts at March 31, 2012 and December 31, 2011 are presented below.

In millions	March 31, 2012	December 31, 2011
Notional amount of foreign currency forward contracts – designated as hedges	$105	$79

H. Financial instruments

The company uses various derivative financial instruments as part of an overall strategy to manage exposure to market risks associated with natural gas price fluctuations, foreign currency exchange rates and interest rates. The company does not hold or issue derivative financial instruments for trading purposes. The risk of loss to the company in the event of non-performance by any counterparty under derivative financial instrument agreements is not significant. Although the derivative financial instruments expose the company to market risk, fluctuations in the value of the derivatives are mitigated by expected offsetting fluctuations in the matched exposures.

All derivative instruments are recorded in the consolidated balance sheets as assets or liabilities, measured at estimated fair values. Fair value estimates are based on relevant market information, including market rates and prices. For a derivative instrument designated as a cash flow hedge, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive income and is recognized in earnings when the hedged item affects earnings. The ineffective portions of cash flow hedges are recognized, as incurred, in earnings. For a derivative instrument designated as a fair value hedge, changes in fair value of both the derivative instrument and the hedged item are recognized in earnings. Changes in the fair value of a derivative instrument not designated as a qualifying hedge are recognized in earnings.

The pre-tax effect of derivative instruments in the consolidated statements of operations and accumulated other comprehensive income (loss) for the years ended December 31, 2011 and 2010 are presented below:

	Cash flow hedges				Fair value hedges		Derivatives not designated as hedges
	Foreign currency hedges		Natural gas hedges		Interest rate swaps		Foreign currency derivatives
In millions	2011	2010	2011	2010	2011	2010	2011	2010
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$0	$4	$(21)	$(13)	$0	$0	$0	$0

(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	$(4)	$5	$(9)	$(13)	$0	$0	$0	$0
Gain (loss) recognized in earnings [1]	0	0	0	0	0	7	7	(17)

Total (loss) gain recognized in earnings[2]	$(4)	$5	$(9)	$(13)	$0	$7	$7	$(17)

[1]

Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with fair value hedges or those derivatives not designated as hedges.

[2]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.

The fair values and the effect of derivative instruments on the consolidated balance sheets are presented below:

	Assets (Liabilities)
		Fair value [1]
In millions	Classification	December 31, 2011	December 31, 2010
Derivatives designated as hedges:
Natural gas	Accounts payable	$(13)	$(5)
Natural gas	Other long term obligations	(3)	0
Foreign currency	Accounts payable	2	0

		(14)	(5)
Derivatives not designated as hedges:
Foreign currency	Other current assets	0	1
Foreign currency	Accounts payable	(5)	(3)

		(5)	(2)

Total derivatives		$(19)	$(7)

[1]	Fair values of derivative instruments are also disclosed in Note A.

Natural gas

In order to better predict and control the future cost of natural gas consumed at the company’s mills and plants, the company engages in financial hedging of future gas purchase prices. The company’s natural gas usage is relatively predictable month-by-month. The company hedges primarily with financial instruments that are priced based on New York Mercantile Exchange (NYMEX) natural gas futures contracts. The company does not hedge basis (the effect of varying delivery points or locations) or transportation (the cost to transport the gas from the delivery point to a company location) under these transactions. The notional values of these contracts for hedged consumption in Million British Thermal Units (“MMBTU’s”) at December 31, 2011 and 2010 are presented below.

In MMBTU’s

December 31, 2011	December 31, 2010
13	11

Unrealized gains and losses on contracts maturing in future months are recorded in accumulated other comprehensive income and are charged or credited to earnings for the ineffective portion of the hedge. Once a contract matures, the company has a realized gain or loss on the contract up to the quantities of natural gas in the contract for that particular period, which are charged or credited to earnings when the related hedged item affects earnings. The ineffective portion of these cash flow hedges, as well as realized hedge gains and losses, are recorded within cost of sales in the consolidated statements of operations. As of December 31, 2011, the pre-tax loss estimated to be recognized in earnings during 2012 was $13 million. As of December 31, 2011, the maximum remaining term of existing hedges was two years. For the years ended December 31, 2011 and 2010, no gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur.

Foreign currency risk

The company uses foreign currency forward contracts to manage some of the foreign currency exchange risks associated with short-term foreign inter-company loans, foreign cash deposits, foreign currency purchases of its international operations, and foreign sales of its U.S. operations. These contracts are used to hedge the variability of exchange rates on the company’s cash flows and foreign cash deposits.

The foreign currency forward contracts related to certain inter-company loans and foreign cash deposits are short term in duration and are not designated as hedging instruments. Gains and losses related to these forward contracts are included in other income, net in the consolidated statements of operations. The notional amounts of these foreign currency forward contracts at December 31, 2011 and 2010 are presented below.

In millions	December 31, 2011	December 31, 2010
Notional amount of foreign currency forward contracts – not designated as hedges	$280	$362

Other foreign currency forward contracts, which are for terms of up to one year, are designated as cash flow hedges. These hedges are used to reduce the foreign currency exposure related to certain foreign and inter-company sales and purchases. For these hedges, realized hedge gains and losses are recorded in net sales and costs of sales in the consolidated statements of operations concurrent with the recognition of the hedged sales and purchases. The ineffective portion of these hedges is also recorded in net sales and cost of sales. As of December 31, 2011, the pre-tax gain estimated to be recognized in earnings during 2012 was $3 million. As of December 31, 2011, the maximum remaining term of existing hedges was 1 year. For the years ended December 31, 2011 and 2010, no amounts of gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur. The notional amounts of these foreign currency forward contracts at December 31, 2011 and 2010 are presented below.

In millions	December 31, 2011	December 31, 2010
Notional amount of foreign currency forward contracts – designated as hedges	$79	$71

Interest rate risk

The company has developed a targeted mix of fixed- and variable-rate debt as part of an overall strategy to maintain an appropriate level of exposure to interest-rate fluctuations. To efficiently manage this mix, the company may utilize interest-rate swap agreements. For these fair value hedges, changes in fair value of both the hedge instruments and hedged items are recorded in interest expense in the consolidated statements of operations. There were no interest-rate swap agreements outstanding at December 31, 2011 and 2010. For the year ended December 31, 2010, the interest-rate swaps were an effective hedge and, therefore, required no charge to earnings due to ineffectiveness.

Lease commitments	12 Months Ended
Dec. 31, 2011
Lease commitments
I.	Lease commitments

The company leases a variety of assets for use in its operations. Leases for administrative offices, converting plants and storage facilities generally contain options, which allow the company to extend lease terms for periods up to 25 years or to purchase the properties. Certain leases provide for escalation of the lease payments as maintenance costs and taxes increase. Minimum rental payments pursuant to agreements as of December 31, 2011 under operating leases that have non-cancelable lease terms in excess of 12 months and under capital leases are as follows:

In millions	Operating leases	Capital leases
2012	$50	$12
2013	42	11
2014	34	10
2015	29	10
2016	26	10
Later years	160	274

Minimum lease payments	$341	327

Less: amount representing interest		181

Capital lease obligations		$146

Rental expense under operating leases for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Rental expense under operating leases	$74	$69	$65

Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity
10.	Equity

Changes in equity for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2011	170.9	$2	$3,153	$292	$(265)	$19	$3,201
Net income	0	0	0	49	0	1	50
Other comprehensive income (loss)	0	0	0	0	40	0	40
Dividends declared	0	0	0	(43)	0	0	(43)
Purchase of non-controlling interest	0	0	(4)	0	0	0	(4)
Share-based employee compensation	1.3	0	(7)	0	0	0	(7)
Exercises of stock options	0.6	0	14	0	0	0	14

Balance at March 31, 2012	172.8	$2	$3,156	$298	$(225)	$20	$3,251

Three months ended March 31, 2011	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2010	168.3	$2	$3,075	$219	$(10)	$20	$3,306
Net income	0	0	0	65	0	1	66
Other comprehensive income (loss)	0	0	0	0	69	0	69
Dividends declared	0	0	0	(43)	0	0	(43)
Share-based employee compensation	0.6	0	7	0	0	0	7
Exercises of stock options	0.6	0	10	0	0	0	10

Balance at March 31, 2011	169.5	$2	$3,092	$241	$59	$21	$3,415

J.	Shareholders’ equity

The value included in common stock at December 31, 2011 and 2010 reflects the outstanding shares of common stock at $0.01 par value per share.

During 2011, there were no purchases and retirements of MWV common stock. During 2010, MWV purchased and retired 3.9 million of its common shares for $92 million. Of the shares repurchased, 2.1 million shares were purchased pursuant to an existing authorization provided by the company’s Board of Directors in October of 2005 (the “2005 authorization”) and 1.8 million shares were purchased pursuant to an existing authorization provided by the company’s Board of Directors in June of 2010 (the “2010 authorization”). At December 31, 2011 and 2010 there were no remaining shares available for purchase under the 2005 authorization and 3.2 million shares remain available for purchase under the 2010 authorization. Both the 2005 and 2010 authorizations were established to avoid dilution of earnings per share pursuant to exercises of employee stock options and stock grants to employees.

The cumulative components at year end of accumulated other comprehensive loss for 2011 and 2010 are as follows:

	December 31,
In millions	2011	2010
Foreign currency translation	$50	$162
Adjustments related to pension and other benefit plans	(307)	(169)
Unrealized loss on derivative instruments	(8)	(3)

	$(265)	$(10)

At December 31, 2011, there were authorized and available for issue 30 million shares of preferred stock, par value $0.01 per share, of which six million shares were designated as Series A Junior Participating Preferred Stock and reserved for issuance upon exercise of the rights.

Dividends declared were $1.00, $0.94, and $0.92 per share for the years ended December 31, 2011, 2010, and 2009, respectively. Dividends paid were $170 million, $160 million and $157 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Share-based compensation	12 Months Ended
Dec. 31, 2011
Share-based compensation

K. Share-based compensation

Officers and key employees have been granted share-based awards under various stock-based compensation plans, all of which have been approved by the company’s shareholders. At December 31, 2011, MeadWestvaco had five such plans under which share-based awards are available for grant. Initially, there was an aggregate of 28 million shares reserved under the 1991 and 1996 Stock Option Plans, the 1995 Salaried Employee Stock Incentive Plan, the 1999 Salaried Employee Stock Incentive Plan and the 2005 Performance Incentive Plan for the granting of stock options, stock appreciation rights (“SARs”), restricted stock and restricted stock units to key employees. On November 18, 2011 and August 21, 2009 the company registered an additional 8.1 million and 13.5 million shares, respectively, under the 2005 Performance Incentive Plan. For all of the employee plans, there were approximately 9.5 million shares available for grant at December 31, 2011. The vesting of such awards may be conditioned upon either a specified period of time or the attainment of specific performance goals as determined by the plan. Grants of stock options and other share-based compensation awards are approved by the Compensation and Organization Development Committee of the Board of Directors. The exercise price of all stock options equals the market price of the company’s stock on the date of grant. Stock options and SARs are exercisable after a period of three years and expire no later than 10 years from the date of grant. Under certain employee plans, stock options may be granted with or without

SARs or limited SARs, which are exercisable upon the occurrence of certain events related to changes in corporate control. Granting of SARs is generally limited to employees of the company who are located in countries where the issuance of stock options is not advantageous.

The MeadWestvaco Corporation Compensation Plan for Non-Employee Directors provides for the grant of stock awards up to 500,000 shares to outside directors in the form of stock options or restricted stock units. Non-employee members of the Board of Directors are currently granted restricted stock units, which vest immediately and are distributed in the form of stock shares on the date that a director ceases to be a member of the Board of Directors. In 2011, 2010 and 2009, the total annual grants consisted of 34,124, 34,407, and 65,142 restricted stock units, respectively, for non-employee directors. There were 109,853 shares remaining for grant under this plan at December 31, 2011.

Stock options and stock appreciation rights

The company estimates the fair value of its stock option and SAR awards granted after January 1, 2006, using a lattice-based option valuation model. Lattice-based option valuation models utilize ranges of assumptions over the expected term of the options and SARs. Expected volatilities are based on the historical and implied volatility of the company’s stock. The company uses historical data to estimate option and SAR exercises and employee terminations within the valuation model. The expected term of options and SARs granted is derived from the output of the valuation model and represents the period of time that options and SARs granted are expected to be outstanding. The company measures compensation expense related to the SARs at the end of each period.

Changes in the fair value of options (in the event of an award modification) and SARs are reflected as an adjustment to compensation expense in the periods in which the changes occur. The risk-free rate for the period within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. A summary of the assumptions is as follows:

Lattice-based option valuation assumptions	2011	2010	2009
Weighted average fair value of stock options granted during the period	$7.93	$6.43	$0.95
Weighted average fair value of SARs granted during the period	8.49	7.61	2.31
Expected dividend yield for stock options	3.40%	3.86%	10.09%
Expected dividend yield for SARs	3.39%	3.86%	10.13%
Expected volatility	34.00%	35.00%	35.00%
Average risk-free interest rate for stock options	1.83%	2.08%	1.43%
Average risk-free interest rate for SARs	1.68%	2.15%	1.64%
Average expected term for stock options and SARs (in years)	7.2	7.3	6.6

The following table summarizes stock option and SAR activity in the plans.

Shares in thousands	Options	Weighted average exercise price	SARs	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in millions)
Outstanding at December 31, 2008	8,796	$29.16	536	$28.62		$0
Granted	4,752	9.15	139	9.08
Exercised	(134)	26.54	(9)	28.32		0.8
Cancelled	(1,654)	28.67	(23)	25.54

Outstanding at December 31, 2009	11,760	21.14	643	28.79		0
Granted	2,337	23.85	102	23.83
Exercised	(531)	25.42	(21)	24.83		7.8
Cancelled	(1,483)	28.08	(99)	22.12

Outstanding at December 31, 2010	12,083	21.44	625	25.15		76.5
Granted	1,807	29.38	87	29.50
Exercised	(1,976)	19.46	(179)	25.93		23.7
Cancelled	(677)	27.63	(22)	27.78

Outstanding at December 31, 2011	11,237	22.70	511	25.48	6.4 years	86.5
Exercisable at December 31, 2011	6,697	23.51	325	26.43	5.2 years	46.6
Exercisable at December 31, 2010	6,470	25.71	443	27.94	4.7 years	19.6

At December 31, 2011, there was approximately $13 million of unrecognized pre-tax compensation cost related to nonvested stock options and SARs, which is expected to be recognized over a weighted-average period of one year.

Pre-tax compensation expense for stock options and SARs and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for stock options and SARs	$11	$9	$11
Tax benefit associated with the pre-tax compensation expense for stock options and SARs	5	4	5

Total cash received from the exercise of share-based awards in 2011 was $38 million.

Restricted stock units

A restricted stock unit is the right to receive a share of company stock. Employee restricted stock units vest over a three- to five-year period. Awards granted in 2011 and 2010 consisted of both service vesting restricted stock units and performance-based restricted stock units. Awards granted in 2009 consisted of service vesting restricted stock units. Under the employee plans, the grantee of the restricted stock units is entitled to receive dividends, but will forfeit the accrued stock and accrued dividends if the individual holder separates from the company during the vesting period or if predetermined goals are not accomplished. The fair value of each restricted stock unit is the closing market price of the company’s stock on the date of grant, and the compensation expense is charged to operations over the vesting period. Performance-based restricted stock units granted to employees in 2011 and 2010 were 296,489 and 1,122,665, respectively. There were no performance-based restricted stock units granted to employees in 2009. None of these performance awards were vested at December 31, 2011.

As part of the 2005 Performance Incentive Plan, the company began granting performance-based awards in 2010 for which vesting is contingent upon achieving certain performance measures, as well as an employee retention component. This compensation is designed to align a significant portion of executive and other key employee compensation directly to company performance and long-term enhancement to shareholder value. The 2011 and 2010 performance-based awards are earned at the end of the five-year period provided a threshold improvement of the company’s consolidated earnings before interest expense and income taxes (“EBIT”), is achieved during the first three years including year of grant and a threshold improvement in enterprise economic profit (“EP”) is achieved by the fifth year after grant. There is a feature of accelerated vesting and increased compensation up to 125% if both the EBIT and EP thresholds are achieved by the end of the second year after grant. Otherwise, both the EBIT and EP targets must be achieved by the fifth year after grant in order for the 2011 and 2010 performance awards to vest. If the targets are not met within this time frame, the awards will be forfeited.

The following table summarizes restricted stock unit activity in the employee and director plans.

Shares in thousands	Shares	Average grant date fair market value
Outstanding at December 31, 2008	2,503	$29.51
Granted	913	9.07
Forfeited	(429)	28.23
Released	(339)	27.07

Outstanding at December 31, 2009	2,648	23.51
Granted	1,388	23.92
Forfeited	(567)	31.27
Released	(279)	27.17

Outstanding at December 31, 2010	3,190	24.38
Granted	566	27.00
Forfeited	(197)	24.01
Released	(752)	26.92

Outstanding at December 31, 2011	2,807	20.70

At December 31, 2011, there was approximately $8 million of unrecognized pre-tax compensation cost related to non-vested restricted stock units, which is expected to be recognized over a weighted-average period of one year.

Pre-tax compensation expense for restricted stock units and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for restricted stock units	$24	$19	$11
Tax benefit associated with the pre-tax compensation expense for restricted stock units	8	6	3

Dividends, which are payable in stock, accrue on the restricted stock unit grants and are subject to the same terms as the original grants.

Employee retirement, postretirement and postemployment benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Employee retirement, postretirement and postemployment benefits
8.	Employee retirement and postretirement benefits

The components of net periodic benefit (income) cost for the company’s retirement and post retirement plans for the three months ended March 31, 2012 and 2011 are presented below.

	Three months ended March 31,
In millions	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Service cost - benefits earned during the period	$12	$11	$1	$1
Interest cost on projected benefit obligation	33	36	1	1
Expected return on plan assets	(73)	(71)	0	0
Amortization of prior service income	0	0	(1)	(1)
Amortization of net actuarial loss	13	4	0	0
Curtailment gain	0	(3)	0	0

Net periodic benefit (income) cost	$(15)	$(23)	$1	$1

Net periodic benefit (income) cost – continuing operations	$(16)	$(21)	$1	$1

Employer contributions

The company does not anticipate any required contributions to its U.S. qualified retirement plans in the foreseeable future as the plans do not require any minimum regulatory funding contribution. Accordingly, no contributions were made to these plans during the three months ended March 31, 2012. However, the company expects to contribute $3 million to the funded non-U.S. plans in 2012.

L.	Employee retirement, postretirement and postemployment benefits

Retirement plans

MeadWestvaco provides retirement benefits for substantially all U.S. and certain non-U.S. employees under several noncontributory and contributory trusteed plans and also provides benefits to employees whose retirement benefits exceed maximum amounts permitted by current tax law under unfunded benefit plans. U.S. benefits are based on either a final average pay formula or a cash balance formula for the salaried plans and a unit-benefit formula for the bargained hourly plan. Contributions are made to the U.S. funded plans in accordance with ERISA requirements.

The components of net periodic benefit (income) cost for the company’s retirement plans for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$42	$45	$46
Interest cost on projected benefit obligation	145	145	155
Expected return on plan assets	(285)	(274)	(268)
Amortization of prior service cost	1	2	2
Amortization of net actuarial loss	15	10	2

Pension income before settlements, curtailments and termination benefits	(82)	(72)	(63)
Curtailments[1]	0	4	(6)
Settlements[2]	10	0	0
Termination benefits	2	1	1

Net periodic pension (income) cost	$(70)	$(67)	$(68)

Net periodic benefit (income) cost – continuing operations	$(82)	$(83)	$(77)

[1]

For the year ended December 31, 2011, the company recorded within discontinued operations a curtailment gain pursuant to the 2011 sale of the company’s Envelope Products business and recorded within discontinued operations a curtailment loss pursuant to the spin-off of the C&OP business. For the years ended December 31, 2010 and 2009, the company recorded within income from continuing operations a curtailment loss and gain, respectively as a result of restructuring activities.

[2]	For the year ended December 31, 2011, the company recorded within discontinued operations a settlement pursuant to the 2010 sale of the company’s Media and Entertainment Packaging business.

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$223	$(17)
Amortization of net actuarial loss	(15)	(10)
Prior service cost (benefit)	0	2
Amortization of prior service cost	(1)	(2)
Curtailments	(2)	(6)
Settlements	(10)	0

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$195	$(33)

Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	$125	$(100)

Actuarial gains and losses and prior service cost (benefit) subject to amortization are amortized on a straight-line basis over the average remaining service, which is about 8 years for the salaried and bargained hourly plans, and over the average remaining life expectancy of the plan participants of the Envelope Products salaried plan which is about 26 years. The Envelope Products salaried plan was retained by the company post sale of the Envelope Products business. As of March 31, 2012, the pre-tax net actuarial loss and prior service cost for the defined benefit retirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic pension income in 2012 was estimated to be $51 million and $0.5 million, respectively.

Postretirement benefits

MeadWestvaco provides life insurance for substantially all retirees and medical benefits to certain retirees in the form of cost subsidies until Medicare eligibility is reached and to certain other retirees, medical benefits up to a maximum lifetime amount. The company funds certain medical benefits on a current basis with retirees paying a portion of the costs. Certain retired employees of businesses acquired by the company are covered under other medical plans that differ from current plans in coverage, deductibles and retiree contributions.

The components of net postretirement benefits cost (income) for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$6	$3	$3
Interest cost	13	6	7
Net amortization	(3)	(4)	2
Curtailments[1]	0	(8)	0

Net periodic postretirement benefits cost (income)	$16	$(3)	$12

[1]	For the years ended December 31, 2010, the company recorded within income from continuing operations a curtailment gain as a result of restructuring activities.

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$14	$(3)
Prior service cost (benefit)	0	2
Net amortization	3	4
Curtailments	0	8

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$17	$11

Total pre-tax loss recognized in net periodic postretirement benefits cost and other comprehensive income (loss):	$33	$8

Actuarial gains and losses and prior service cost subject to amortization are amortized over the average remaining service, which is about 5 years. As of March 31, 2012, the pre-tax prior service cost for the postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefits (income) cost in 2012 was estimated to be $2 million.

The following table also sets forth the funded status of the plans and amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010, based on a measurement date of December 31 for each period.

Obligations, assets and funded status

	Qualified U.S. Retirement Plans		Nonqualified U.S. and Non - U.S. Retirement Plans		Postretirement Benefits
	Years ended December 31,		Years ended December 31,		Years ended December 31,
In millions	2011	2010	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$2,637	$2,460	$181	$176	$102	$105
Service cost	37	41	5	4	6	3
Interest cost	134	134	11	11	13	6
Net actuarial losses	356	152	44	7	14	1
Plan amendments	0	7	0	0	0	1
Foreign currency exchange rate changes	0	0	(2)	(4)	0	0
Employee contributions	0	0	0	0	10	11
Termination benefit costs	2	7	0	0	0	0
Curtailments	(1)	(1)	0	(1)	0	(2)
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Benefit obligation at end of year	$3,004	$2,637	$193	$181	$122	$102

Change in plan assets:
Fair value of plan assets at beginning of year	$3,678	$3,398	$55	$44	$0	$0
Actual return on plan assets	450	443	8	4	0	0
Company contributions	0	0	13	19	13	12
Foreign currency exchange rate changes	0	0	0	0	0	0
Employee contributions	0	0	0	0	10	11
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Fair value of plan assets at end of year	$3,967	$3,678	$30	$55	$0	$0

Over (under) funded status at end of year	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in the balance sheet consist of:
Noncurrent assets – prepaid asset	$963	$1,041	$6	$11	$0	$0
Current liabilities	0	0	(10)	(4)	(11)	(12)
Noncurrent liabilities	0	0	(159)	(133)	(111)	(90)

Total net asset (liability)	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in accumulated other comprehensive loss (pre-tax) consist of:

Net actuarial loss (gain)	$450	$275	$61	$38	$(3)	$(18)
Prior service (benefit) cost	(5)	(1)	(3)	(4)	(23)	(25)

Total loss (gain) recognized in accumulated other comprehensive loss	$445	$274	$58	$34	$(26)	$(43)

The accumulated benefit obligation for all defined benefit plans was $3.17 billion and $2.77 billion at December 31, 2011 and 2010, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31:

In millions	2011	2010
Projected benefit obligation	$191	$160
Accumulated benefit obligation	176	147
Fair value of plan assets	30	20

Assumptions

The weighted average assumptions used to determine the company’s benefit obligations at December 31:

	2011	2010
Retirement benefits:
Discount rate	4.27%	5.25%
Rate of compensation increase	2.51%	3.49%

Postretirement benefits:
Discount rate	4.64%	4.87%
Healthcare cost increase	7.57%	7.51%
Prescription drug cost increase	8.01%	8.00%

The weighted average assumptions used to determine net periodic pension income and net postretirement benefits (income) cost for the years presented:

	Years ended December 31,
	2011	2010	2009
Retirement benefits:
Discount rate	5.25%	5.50%	6.25%
Rate of compensation increase	3.49%	3.98%	3.98%
Expected return on plan assets	7.96%	7.98%	7.98%

Postretirement benefits:
Discount rate	4.87%	5.75%	6.26%
Healthcare cost increase	7.51%	7.76%	7.99%
Prescription drug cost increase	8.00%	8.99%	9.47%

MeadWestvaco’s approach to developing capital market assumptions combines an analysis of historical performance, the drivers of investment performance by asset class and current economic fundamentals. For returns, the company utilizes a building block approach starting with an inflation expectation and adds an expected real return to arrive at a long-term nominal expected return for each asset class. Long-term expected real returns are derived in the context of future expectations for the U.S. Treasury yield curve. The company derives return assumptions for all other equity and fixed income asset classes by starting with either the U.S. Equity or U.S. Fixed Income return assumption and adding a risk premium, which reflects any additional risk inherent in the asset class.

The company determined the discount rates for 2011, 2010, and 2009 by referencing the Citigroup Pension Discount Curve. The company believes that using a yield curve approach most accurately reflects changes in the present value of liabilities over time since each cash flow is discounted at the rate at which it could effectively be settled.

The annual rate of increase in healthcare and prescription drug costs is assumed to decline ratably each year until reaching 5% in 2020 and thereafter. The effect of a 1% increase in the assumed combined cost trend rate would increase the December 31, 2011 accumulated postretirement benefit obligation by $5 million and the total service and interest cost for 2011 by $0.4 million. The effect of a 1% decrease in the assumed healthcare cost trend rate would decrease the December 31, 2011 accumulated postretirement benefit obligation by $4 million and the total service and interest cost for 2011 by $0.3 million.

The company also has defined contribution plans that cover substantially all U.S. and certain non-U.S. based employees. Expense for company matching contributions under these plans was $19 million, $20 million and $21 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Retirement plan assets

The MeadWestvaco U.S. retirement plan asset allocation at December 31, 2011 and 2010, long-term target allocation, and expected long-term rate of return by asset category are as follows:

	Target allocation	Percentage of plan assets at December 31,		Weighted average expected long-term rate of return
Asset category:		2011	2010	2011
Equity securities	31%	28%	35%	10.8%
Debt securities	61%	66%	60%	6.1%
Real estate and private equity	8%	6%	5%	12.5%

Total	100%	100%	100%

The MeadWestvaco Master Retirement Trust maintains a well-diversified investment program through both the long-term allocation of trust fund assets among asset classes and the selection of investment managers whose various styles are fundamentally complementary to one another and serve to achieve satisfactory rates of return. Target asset allocation among asset classes is set through periodic asset/liability studies that emphasize protecting the funded status of the plan.

Portfolio risk and return is evaluated based on capital market assumptions for asset class long-term rates of return, volatility, and correlations. Target allocation to asset classes is set so that target expected asset returns modestly outperform expected liability growth while expected portfolio risk is low enough to make it unlikely that the funded status of the plan will drop below 100%. The asset allocation is dynamic such that target allocations to riskier asset classes are reduced if funded status changes dramatically. Active management of assets is used in asset classes and strategies where there is the potential to add value over a benchmark. The equity class of securities is expected to provide the long-term growth necessary to cover the growth of the plans’ obligations.

Equity market risk is the most concentrated type of risk in the trust which has significant investments in common stock and in collective trusts with equity exposure. This risk is mitigated by maintaining diversification in geography and market capitalization. Investment manager guidelines limit the amount that can be invested in any one security. None of the trust’s equity portfolio is hedged against equity market risk. The policy also allows allocation of funds to other asset classes that serve to enhance long-term, risk-adjusted return expectations.

Liquidity risk is present in the trust’s investments in partnerships/joint ventures, real estate, registered investment companies, and 103-12 investment entities. The policy limits target allocations to these asset classes to 11%.

Concentrated interest rate risk, credit spread risk, and inflation risk are present in the trust’s investments in government securities, corporate debt instruments, and common collective trusts. These investment risks are meant to offset the risks in the plan liabilities. Long-duration fixed income securities and interest rate swaps are used to better match the interest rate sensitivity of plan assets and liabilities. The portfolio’s interest rate risk is hedged at approximately 100% of the value of the plans’ accumulated benefit obligation. Treasury inflation protected securities are used to better match inflation risk of plan assets and liabilities. Corporate debt instruments mitigate the credit risk in the discount rate used to value the plan liabilities. Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews. A portion of the overall fund will remain in short-term fixed income investments in order to meet the ongoing operating cash requirements of the plans.

Funding of plans and payments of benefits

The company does not anticipate any required contributions to the U.S. qualified retirement plans in the foreseeable future as the plans are not required to make any minimum regulatory funding contributions. However, the company expects to contribute $3 million to the funded non-U.S. pension plans in 2012.

The company expects to pay $19 million in benefits to participants of the nonqualified and unfunded non-U.S. retirement and postretirement plans in 2012. The table below presents estimated future benefit payments, substantially all of which are expected to be funded from plan assets.

In millions	Retirement benefits	Postretirement benefits before Medicare Part D subsidy	Medicare Part D subsidy
2012	$197	$11	$1
2013	196	11	1
2014	197	10	1
2015	199	10	1
2016	202	10	1
2017 – 2021	1,024	49	2

Postemployment benefits

MeadWestvaco provides limited post-employment benefits to former or inactive employees, including short-term and long-term disability, workers’ compensation, severance, and health and welfare benefit continuation.

Restructuring charges	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Restructuring charges
4.	Restructuring charges

During 2012, the company initiated certain restructuring actions primarily related to its European and Brazilian manufacturing operations. Restructuring charges incurred during the three months ended March 31, 2012 were pursuant to these actions. During 2008, the company commenced a series of broad cost reduction actions to lower overhead costs and close or restructure certain manufacturing locations. Restructuring charges incurred during the three months ended March 31, 2011 were pursuant to the company’s 2008 restructuring program. Although these charges related to individual segments, such amounts are included in Corporate and Other for segment reporting purposes.

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the three months ended March 31, 2012 and 2011 are presented below.

Three months ended March 31, 2012

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$1	$1	$2	$0	$0	$0	$1	$1	$2
Home, Health & Beauty	0	1	1	0	0	0	0	1	1
Industrial	4	0	4	0	0	0	4	0	4
All other	0	2	2	0	1	1	0	3	3

Total charges	$5	$4	$9	$0	$1	$1	$5	$5	$10

Three months ended March 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$2	$0	$2	$1	$0	$1	$3	$0	$3
All other	0	1	1	0	3	3	0	4	4

Total charges	$2	$1	$3	$1	$3	$4	$3	$4	$7

Activity in the restructuring reserve balances was as follows for the three months ended March 31, 2012:

In millions	Employee related	Other	Total
Balance at December 31, 2011	$18	$3	$21
Charges	9	1	10
Payments	(4)	(3)	(7)

Balance at March 31, 2012	$23	$1	$24

M. Restructuring charges

During 2008, the company commenced a series of broad cost reduction actions to lower overhead costs and close or restructure certain manufacturing locations. Restructuring charges incurred during 2011 and 2010 are pursuant to the 2008 program. During 2005, the company launched a cost reduction initiative to improve the efficiency of its business model. Restructuring charges incurred during 2009 were pursuant to the 2008 and 2005 programs. Cumulative charges included in the results from continuing operations through December 31, 2011 since the inceptions of these programs were $236 million for the 2005 program and $270 million for the 2008 program. Although these charges related to individual segments, such amounts are included in Corporate and Other for segment reporting purposes.

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 are presented below.

Year ended December 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$5	$3	$8	$3	$0	$3	$8	$3	$11
Home, Health & Beauty	3	1	4	0	0	0	3	1	4
Industrial	0	1	1	0	0	0	0	1	1
All other(1)	0	6	6	1	7	8	1	13	14

Total charges	$8	$11	$19	$4	$7	$11	$12	$18	$30

(1)	Includes $7 million related to employee relocation costs.

Year ended December 31, 2010

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$27	$5	$32	$5	$0	$5	$32	$5	$37
Home, Health & Beauty	(1)	1	0	2	0	2	1	1	2
Industrial	0	0	0	3	0	3	3	0	3
All other(1)	0	5	5	(1)	5	4	(1)	10	9

Total charges	$26	$11	$37	$9	$5	$14	$35	$16	$51

(1)	Includes $5 million related to employee relocation costs.

Year ended December 31, 2009

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$7	$12	$19	$37	$0	$37	$44	$12	$56
Home, Health & Beauty	11	7	18	33	0	33	44	7	51
Industrial	1	1	2	3	0	3	4	1	5
All other	0	6	6	42	7	49	42	13	55

Total charges	$19	$26	$45	$115	$7	$122	$134	$33	$167

Summary of restructuring accruals

The activity in the accrued restructuring balances was as follows for the year ended December 31, 2008 to the year ended December 31, 2011:

In millions	Employee Costs			Other Costs			Total
	2005 program	2008 program	Total	2005 program	2008 program	Total	2005 program	2008 program	Total
Balance at December 31, 2008	$13	$24	$37	$5	$0	$5	$18	$24	$42
Current charges	0	52	52	4	11	15	4	63	67
Payments	(13)	(41)	(54)	(5)	(11)	(16)	(18)	(52)	(70)

Balance at December 31, 2009	0	35	35	4	0	4	4	35	39
Current charges	0	37	37	1	3	4	1	40	41
Payments	0	(41)	(41)	(1)	(3)	(4)	(1)	(44)	(45)

Balance at December 31, 2010	0	31	31	4	0	4	4	31	35
Current charges	0	19	19	0	6	6	0	25	25
Payments	0	(32)	(32)	(1)	(6)	(7)	(1)	(38)	(39)

Balance at December 31, 2011	$0	$18	$18	$3	$0	$3	$3	$18	$21

Other income, net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Other income, net
13.	Other income, net

Other income, net is comprised of the following for the three months ended March 31, 2012 and 2011:

In millions	Three months ended March 31,
	2012	2011
Interest income	$4	$5
Equity investment gain	0	10
Other	6	5

	$10	$20

N.	Other income, net

Components of other income, net are as follows:

	Years ended December 31,
In millions	2011	2010	2009
Interest income	$23	$17	$15
Charges from early extinguishments of debt	0	(6)	(23)
Equity investment gain[1]	10	0	0
Foreign currency exchange gains (losses)	2	(3)	3
Gains on sales of certain assets	0	0	16
Alternative fuel mixture credit[2]	0	0	375
Other, net	(7)	0	(8)

	$28	$8	$378

[1]

For the year ending December 31, 2011, the company recorded a pre-tax gain of $10 million pursuant to the sale of commercial real estate consummated through an equity investment held by the Community Development and Land Management segment.

[2]	Through December 31, 2009, the U.S. Internal Revenue Code allowed an excise tax credit for alternative fuel mixtures produced by a taxpayer for use as a fuel in a taxpayer’s trade or business.

Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Income taxes
15.	Income taxes

For the three months ended March 31, 2012 and 2011, the effective tax rates attributable to continuing operations were as follows:

	Three months ended March 31,
	2012	2011
Effective tax rate	37%	32%

The differences in the effective tax rates for the three months ended March 31, 2012 and 2011 compared to statutory rates are primarily due to the mix and levels between domestic and foreign earnings. During the three months ended March 31, 2012, there were no significant changes to the company’s uncertain tax positions.

O.	Income taxes

Earnings from continuing operations before income taxes are comprised of the following:

	Years ended December 31,
In millions	2011	2010	2009
U.S. earnings	$164	$97	$182
Foreign earnings	153	102	92

	$317	$199	$274

The significant components of the income tax provision are as follows:

	Years ended December 31,
In millions	2011	2010	2009
Current:
U.S. federal	$25	$(8)	$108
State and local	3	3	8
Foreign	65	80	52

	93	75	168

Deferred:
U.S. federal	43	(11)	(9)
State and local	6	(26)	(2)
Foreign	12	(22)	(7)

Provision (benefit) for deferred income taxes	61	(59)	(18)

Less: Allocation to discontinued operations	(58)	(7)	(40)

Income tax provision attributable to continuing operations	$96	$9	$110

The following table summarizes the major differences between taxes computed at the U.S. federal statutory rate and the actual income tax provision attributable to continuing operations:

	Years ended December 31,
In millions	2011	2010	2009
Income tax provision computed at the U.S. federal statutory rate of 35%	$111	$70	$96
State and local income taxes, net of federal benefit	4	(2)	3
Foreign income tax rate differential and other items	(25)	(8)	(15)
Valuation allowances	1	(25)	(5)
Credits	(1)	(22)	(6)
Tax charge related to Brazilian tax audit	23	21	26
Settlements of tax audits and other	(17)	(25)	11

Income tax provision attributable to continuing operations	$96	$9	$110

Effective tax rate attributable to continuing operations	30%	5%	40%

The current and non-current deferred tax assets and liabilities are as follows:

	December 31,
In millions	2011	2010
Deferred tax assets:
Employee benefits	$162	$166
Postretirement benefit accrual	33	31
Other accruals and reserves	77	70
Net operating loss and other credit carry-forwards	139	202
Other	16	22

Total deferred tax assets	427	491
Valuation allowances	(43)	(71)

Net deferred tax assets	384	420

Deferred tax liabilities:
Depreciation and depletion	(821)	(826)
Nontaxable pension asset	(355)	(404)
Amortization of identifiable intangibles	(88)	(98)
Other	(29)	(18)

Total deferred tax liabilities	(1,293)	(1,346)

Net deferred liability	$(909)	$(926)

Included in the balance sheet:
Current assets - deferred tax asset	$6	$28
Noncurrent net deferred tax liability	(915)	(954)

Net deferred liability	$(909)	$(926)

The company has U.S. federal, state and foreign tax net operating loss carry-forwards which are available to reduce future taxable income in U.S. federal and various state and foreign jurisdictions. The company’s valuation allowance against deferred tax assets primarily relates to the state and foreign tax net operating losses for which the ultimate realization of future benefits is uncertain.

At December 31, 2011 and 2010, $23 million and $0 of deferred income taxes were provided for the company’s share of undistributed net earnings of foreign operations, respectively. Management’s intent is to reinvest such amounts indefinitely. The determination of the amount of such unrecognized tax liability is not practical. The $23 million of deferred income taxes provided in 2011 was in relation to the company’s internal reorganization required in advance of a transaction related to the C&OP business. The cumulative undistributed earnings, including foreign currency translation adjustments, totaled $1.48 billion and $1.56 billion for the years ended December 31, 2011 and 2010, respectively.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows for the years ended December 31, 2011, 2010 and 2009:

In millions
Balance at December 31, 2008	$123
Additions based on tax positions related to the current year	153
Additions for tax positions of prior years	33
Reductions for tax positions of prior years	(5)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(21)
Foreign currency translation	13

Balance at December 31, 2009	295
Additions based on tax positions related to the current year	20
Additions for tax positions of prior years	34
Reductions for tax positions of prior years	(34)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(16)
Foreign currency translation	3

Balance at December 31, 2010	301
Additions based on tax positions related to the current year	11
Additions for tax positions of prior years	6
Reductions for tax positions of prior years	(4)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(36)
Foreign currency translation	(9)

Balance at December 31, 2011	$268

The company has operations in many areas of the world and is subject, at times, to tax audits in these jurisdictions. These tax audits by their nature are complex and can require several years to resolve. The final resolution of any such tax audits could result in either a reduction in the company’s accruals or an increase in its income tax provision, both of which could have an impact on the results of operations in any given period. With a few exceptions, the company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2004. The company regularly evaluates, assesses and adjusts these accruals in light of changing facts and circumstances, which could cause the effective tax rate to fluctuate from period to period. Of the total $268 million liability for unrecognized tax benefits at December 31, 2011, $226 million could impact the company’s effective tax rate in future periods. The remaining balance of this liability would be adjusted through the consolidated balance sheet without impacting the company’s effective tax rate.

During 2011, the company substantially settled audits with the Internal Revenue Service for tax years 2007-2008. In addition, the company is in advanced stages of audits in certain foreign jurisdictions and certain domestic states. Based on the resolution of the various audits mentioned above, as of December 31, 2011, it is reasonably possible that the balance of unrecognized tax benefits may change by $14 million to $92 million during 2012.

The company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense in the consolidated statements of operations. During the years ended December 31, 2011, 2010 and 2009, the company recognized interest and penalties totaling $14 million, $10 million and $27 million, respectively. The company accrued $91 million and $94 million for the payment of interest and penalties at December 31, 2011 and 2010, respectively.

Approximately $83 million of deferred income tax benefit and $7 million of deferred income tax expense were provided in components of other comprehensive income during the years ended December 31, 2011 and 2010, respectively. Approximately $8 million and $1 million of current income tax benefit were provided in components of additional paid in capital during the year ended December 31, 2011 and 2010, respectively.

Environmental and legal matters	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Environmental and legal matters
12.	Environmental and legal matters

The company has been notified by the U.S. Environmental Protection Agency or by various state or local governments that it may be liable under federal environmental laws or under applicable state or local laws with respect to the cleanup of hazardous substances at sites previously operated or used by the company. The company is currently named as a potentially responsible party (“PRP”), or has received third-party requests for contribution under the Comprehensive Environmental Response, Compensation and Liability Act (“CERCLA”) and similar state or local laws with respect to numerous sites. There are other sites which may contain contamination or which may be potential Superfund sites, but for which MeadWestvaco has not received any notice or claim. The potential liability for all these sites will depend upon several factors, including the extent of contamination, the method of remediation, insurance coverage and contribution by other PRPs. The company regularly evaluates its potential liability at these various sites. At March 31, 2012, MeadWestvaco had recorded liabilities of approximately $24 million for estimated potential cleanup costs based upon its close monitoring of ongoing activities and its past experience with these matters. The company believes that it is reasonably possible that costs associated with these sites may exceed amounts of recorded liabilities at March 31, 2012 by an amount that could range from an insignificant amount to as much as $20 million. This estimate is less certain than the estimate upon which the environmental liabilities were based. After consulting with legal counsel and after considering established liabilities, it is our judgment that the resolution of pending litigation and proceedings is not expected to have a material adverse effect on the company’s consolidated financial condition or liquidity. In any given period or periods, however, it is possible such proceedings or matters could have a material effect on the results of operations.

As with numerous other large industrial companies, the company has been named a defendant in asbestos-related personal injury litigation. Typically, these suits also name many other corporate defendants. To date, the costs resulting from the litigation, including settlement costs, have not been significant. As of March 31, 2012, there were approximately 447 lawsuits. Management believes that the company has substantial indemnification protection and insurance coverage, subject to applicable deductibles and policy limits, with respect to asbestos claims. The company has valid defenses to these claims and intends to continue to defend them vigorously. Additionally, based on its historical experience in asbestos cases and an analysis of the current cases, the company believes that it has adequate amounts accrued for potential settlements and judgments in asbestos-related litigation. At March 31, 2012, the company had recorded litigation liabilities of approximately $33 million, a significant portion of which relates to asbestos. Should the volume of litigation grow substantially, it is possible that the company could incur significant costs resolving these cases. After consulting with legal counsel and after considering established liabilities, it is our judgment that the resolution of pending litigation and proceedings is not expected to have a material adverse effect on the company’s consolidated financial condition or liquidity. In any given period or periods, however, it is possible such proceedings or matters could have a material effect on the results of operations.

MeadWestvaco is involved in various other litigation and administrative proceedings arising in the normal course of business. Although the ultimate outcome of such matters cannot be predicted with certainty, management does not believe that the currently expected outcome of any matter, lawsuit or claim that is pending or threatened, or all of them combined, will have a material adverse effect on the company’s consolidated financial condition or liquidity. In any given period or periods, however, it is possible such proceedings or matters could have a material effect on the results of operations.

P.	Environmental and legal matters

The company has been notified by the U.S. Environmental Protection Agency or by various state or local governments that it may be liable under federal environmental laws or under applicable state or local laws with respect to the cleanup of hazardous substances at sites previously operated or used by the company. The company is currently named as a potentially responsible party (“PRP”), or has received third-party requests for contribution under the Comprehensive Environmental Response, Compensation and Liability Act (“CERCLA”) and similar state or local laws with respect to numerous sites. There are other sites which may contain contamination or which may be potential Superfund sites, but for which MeadWestvaco has not received any notice or claim. The potential liability for all these sites will depend upon several factors, including the extent of contamination, the method of remediation, insurance coverage and contribution by other PRPs. The company regularly evaluates its potential liability at these various sites. At December 31, 2011, MeadWestvaco had recorded liabilities of approximately $24 million for estimated potential cleanup costs based upon its close monitoring of ongoing activities and its past experience with these matters. The company believes that it is reasonably possible that costs associated with these sites may exceed amounts of recorded liabilities at December 31, 2011 by an amount that could range from an insignificant amount to as much as $20 million. This estimate is less certain than the estimate upon which the environmental liabilities were based. After consulting with legal counsel and after considering established liabilities, it is our judgment that the resolution of pending litigation and proceedings is not expected to have a material adverse effect on the company’s consolidated financial condition or liquidity. In any given period or periods, however, it is possible such proceedings or matters could have a material effect on the results of operations.

As with numerous other large industrial companies, the company has been named a defendant in asbestos-related personal injury litigation. Typically, these suits also name many other corporate defendants. To date, the costs resulting from the litigation, including settlement costs, have not been significant. As of December 31, 2011, there were approximately 510 lawsuits. Management believes that the company has substantial indemnification protection and insurance coverage, subject to applicable deductibles and policy limits, with respect to asbestos claims. The company has valid defenses to these claims and intends to continue to defend them vigorously. Additionally, based on its historical experience in asbestos cases and an analysis of the current cases, the company believes that it has adequate amounts accrued for potential settlements and judgments in asbestos-related litigation. At December 31, 2011, the company had recorded litigation liabilities of approximately $34 million, a significant portion of which relates to asbestos. Should the volume of litigation grow substantially, it is possible that the company could incur significant costs resolving these cases. After consulting with legal counsel and after considering established liabilities, it is our judgment that the resolution of pending litigation and proceedings is not expected to have a material adverse effect on the company’s consolidated financial condition or liquidity. In any given period or periods, however, it is possible such proceedings or matters could have a material effect on the results of operations.

MeadWestvaco is involved in various other litigation and administrative proceedings arising in the normal course of business. Although the ultimate outcome of such matters cannot be predicted with certainty, management does not believe that the currently expected outcome of any matter, lawsuit or claim that is pending or threatened, or all of them combined, will have a material adverse effect on the company’s consolidated financial condition or liquidity. In any given period or periods, however, it is possible such proceedings or matters could have a material effect on the results of operations.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
Q.	Acquisitions

On December 30, 2011, the company acquired a dispensing caps and closures manufacturer serving the food, home and garden, and beauty and personal care packaging markets. The company will extend these dispensing closure solutions across its global packaging platform. The purchase price of this acquisition was $71 million. The total purchase price was allocated based on the fair values of the assets acquired and liabilities assumed including identifiable intangible assets totaling $19 million that are being amortized over a period of 3 to 15 years and goodwill of $30 million. The results of operations from the date of this acquisition are included in the Food & Beverage and Home, Health & Beauty segments. This acquisition did not have a material effect on the company’s consolidated financial statements and as such, pro forma results for this acquisition are not presented.

On November 30, 2010, the company acquired a trigger sprayer manufacturer to enhance its global home and garden business. The purchase price of this acquisition was $60 million. The total purchase price was allocated based on the fair values of the assets acquired and liabilities assumed including identifiable intangible assets totaling $18 million that are being amortized over a weighted-average amortization period of 10 years and goodwill of $19 million. The results of operations from the date of this acquisition are included in the Home, Health & Beauty segment. This acquisition did not have a material effect on the company’s consolidated financial statements and as such, pro forma results for this acquisition are not presented.

Dispositions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Dispositions
14.	Dispositions

Consumer & Office Products

On May 1, 2012, MeadWestvaco completed the spin-off of its C&OP business and subsequent merger of that business with ACCO Brands Corporation. MeadWestvaco shareholders received approximately one share of ACCO Brands Corporation stock for every three shares of MeadWestvaco stock they owned of record as of April 24, 2012, resulting in their collective ownership on May 1, 2012 of 50.5% of the outstanding common shares of ACCO Brands Corporation.

In accordance with the terms of the transaction, MeadWestvaco received cash distributions on a tax-free basis totaling $460 million during April 2012 pursuant to loan proceeds from new debt obligations of the C&OP business. The net assets of the C&OP business included cash totaling $59 million pursuant to MeadWestvaco satisfying a working capital provision of the transaction, subject to certain post-closing adjustments. For the three months ended March 31, 2012 and 2011, the operating results of the C&OP business are reported in discontinued operations in the consolidated statements of operations on an after-tax basis.

Envelope Products

On February 1, 2011, the company completed the sale of its Envelope Products business for cash proceeds of $55 million. The sale resulted in a pre- and after-tax loss of $1 million for the three months ended March 31, 2011. During 2010, the company recorded pre-tax charges of $19 million ($15 million after tax) comprised of impairment of long-lived assets of $6 million, impairment of goodwill of $7 million and a pension curtailment loss of $6 million. For the three months ended March 31, 2011, the operating results of this business, as well as the charges noted above, are reported in discontinued operations in the consolidated statements of operations on an after-tax basis. The results of operations and assets and liabilities of the Envelope Products business were previously included in the C&OP segment.

The following table shows the major categories for discontinued operations in the consolidated statements of operations for the three months ended March 31, 2012 and 2011:

In millions, except per share amounts	Three months ended March,
	2012	2011
Net sales	$107	$134

Cost of sales	73	101
Selling, general and administrative expenses	36	30
Interest expense	3	4
Other (income) expense, net	(2)	6

Income before income taxes	(3)	(7)

Income tax benefit	2	2

Net loss	$(1)	$(5)

Net income per share
Basic	$(0.01)	$(0.03)
Diluted	$(0.01)	$(0.02)

The following table shows the major categories of assets and liabilities related to the C&OP business that are classified as discontinued operations in the consolidated balance sheet at March 31, 2012 and December 31, 2011:

In millions	March 31, 2012	December 31, 2011
Accounts receivable, net	$95	$257
Inventories	97	70
Other current assets	22	26

Current assets	214	353

Property, plant and equipment, net	87	89
Goodwill	165	164
Other assets	101	100

Non-current assets	353	353

Accounts payable	32	35
Accrued expenses	60	101

Current liabilities	92	136
Other long-term liabilities	47	43

In connection with the sale of the Envelope Products business in 2011, the sale of the Media and entertainment Packaging business in 2010, the sale of the Kraft business in 2008, the sale of certain large-tract landholdings in 2007 and the sale of the Printing and Writing Papers business in 2005, the company provided certain guarantees and indemnities to the respective buyers and other parties. These obligations include both potential environmental matters as well as certain contracts with third parties. As of March 31, 2012, the total aggregate exposure to the company for these matters could be up to $45 million. As of March 31, 2012, the company evaluated the fair value of these guarantees and indemnifications which did not result in a material impact to the company’s consolidated financial statements.

R.	Dispositions

On May 1, 2012, MeadWestvaco completed the spin-off of its C&OP business and subsequent merger of that business with ACCO Brands Corporation. MeadWestvaco shareholders received approximately one share of ACCO Brands Corporation stock for every three shares of MeadWestvaco stock they owned of record as of April 24, 2012, resulting in their collective ownership on May 1, 2012 of 50.5% of the outstanding common shares of ACCO Brands Corporation. In accordance with the terms of the transaction, MeadWestvaco received cash distributions on a tax-free basis totaling $460 million during April 2012 pursuant to loan proceeds from new debt obligations of the C&OP business. The net assets of the C&OP business included cash totaling $59 million pursuant to MeadWestvaco satisfying a working capital provision of the transaction, subject to certain post-closing adjustments. For the years ended December 31, 2011, 2010 and 2009, the operating results of the C&OP business are reported in discontinued operations in the consolidated statements of operations on an after-tax basis.

On February 1, 2011, the company completed the sale of its Envelope Products business for cash proceeds of $55 million. During 2010, the company recorded pre-tax charges of $19 million ($15 million after taxes) comprised of impairment of long-lived assets of $6 million, impairment of allocated goodwill of $7 million and a pension curtailment loss of $6 million. During 2011, the company recorded additional charges of $1 million ($0.7 million after taxes) primarily related to a working capital adjustment. The combined pre-tax charges recorded in 2010 and 2011 sum to $20 million ($16 million after taxes) and represent the total amount of loss on sale of the Envelope Products business. The operating results of this business, as well as the charges noted above, are reported in discontinued operations in the consolidated statements of operations on an after-tax basis. The results of operations and assets and liabilities of the Envelope Products business were previously included in the C&OP segment.

On September 30, 2010, the company completed the sale of its Media and Entertainment Packaging business for cash proceeds of $68 million. The sale resulted in a pre-tax loss of $153 million ($126 million after taxes). During 2011, the company recorded additional charges of $12 million ($8 million after taxes) primarily related to a media and packaging business pension plan settlement. The combined pre-tax charges recorded in 2010 and 2011 sum to $165 million ($134 million after taxes) and represent the total amount of loss on sale of the envelope products business. The operating results of this business, as well as the charges noted above, are reported in discontinued operations in the consolidated statements of operations on an after-tax basis. The results of operations and assets and liabilities of the Media and Entertainment Packaging business were previously included in the former Consumer Solutions segment.

Below are amounts attributed to the above dispositions included in discontinued operations in the consolidated statements of operations.

	Year ended December 31,
In millions, except per share amounts	2011	2010	2009
Net sales	$761	$1,222	$1,391

Cost of sales[1,4]	503	945	1,079
Selling, general and administrative expenses[2,4]	158	182	193
Interest expense	16	22	23
Other (income) expense, net[3]	(3)	146	(5)

Income (loss) before income taxes	87	(73)	101

Income tax provision (benefit)	58	7	40

Net income (loss)	$29	$(80)	$61

Net income (loss) per share
Basic	$0.18	$(0.47)	$0.35
Diluted	$0.17	$(0.46)	$0.35

[1]

For the year ended December 31, 2011 there are no restructuring charges included in cost of sales. For the years ended December 31, 2010 and 2009, cost of sales includes restructuring charges of $1 million and $16 million, respectively.

[2]

For the year ended December 31, 2011 there are no restructuring charges included in selling, general and administrative expenses. For the years ended December 31, 2010, and 2009, selling, general and administrative expenses include restructuring charges of $4 million and $6 million, respectively.

[3]	Other expense in 2010 includes a loss on sale of the Media and Entertainment Packaging business of $153 million.
[4]

For the year ended December 31, 2011 pursuant to the 2010 sale of the Media and Entertainment Packaging business, selling, general and administrative expenses include a pension settlement loss of $10 million. For the year ended December 31, 2010 pursuant to the sale of the Envelope Products business that closed on February 1, 2011, cost of sales includes an impairment charge of allocated goodwill of $7 million, an impairment charge of long-lived assets of $6 million and a pension curtailment charge of $5 million; selling, general and administrative expenses include a pension curtailment charge of $1 million.

The following table shows the major categories of assets and liabilities that are classified as discontinued operations in the consolidated balance sheet at December 31, 2011 and 2010:

	December 31,
In millions	2011	2010
Accounts receivable, net	$257	$297
Inventories	70	113
Other current assets	26	26

Current assets	353	436

Property, plant and equipment, net	89	120
Goodwill	164	172
Other assets	100	119

Non-current assets	353	411

Accounts payable	35	51
Accrued expenses	101	142
Notes payable and current maturities of long-term debt	0	1

Current liabilities	136	194

Other long-term liabilities	43	47

In connection with the sale of the Envelope Products business in 2011, the sale of the Media and Entertainment Packaging business in 2010, the sale of the Kraft business in 2008, the sale of certain large-tract landholdings in 2007 and the sale of the Printing and Writing Papers business in 2005, the company provided certain guarantees and indemnities to the respective buyers and other parties. These obligations include both potential environmental matters as well as certain contracts with third parties. As of December 31, 2011, the total aggregate exposure to the company for these matters could be up to $45 million. As of December 31, 2011, the company evaluated the fair value of these guarantees and indemnifications which did not result in a material impact to the company’s consolidated financial statements.

Cash flow	12 Months Ended
Dec. 31, 2011
Cash flow
S.	Cash flow

Changes in current assets and liabilities, net of acquisitions and dispositions, were as follows:

	Years ended December 31,
In millions	2011	2010	2009
(Increase) decrease in:
Receivables	$(41)	$(39)	$14
Inventories	(35)	(94)	87
Prepaid expenses	6	19	9

Increase (decrease) in:
Accounts payable and accrued expenses	2	43	117
Income taxes payable	24	37	(58)

	$(44)	$(34)	$169

	Years ended December 31,
In millions	2011	2010	2009
Cash paid for:
Interest	$166	$172	$197
Less capitalized interest	(11)	(2)	(3)

Interest paid, net	$155	$170	$194

Income tax (refund) paid, net	$61	$(36)	$66

Segment information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment information
11.	Segment information

MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

The Food & Beverage segment produces packaging materials, and designs and produces packaging solutions primarily for the global food, food service, beverage, dairy and tobacco end markets, as well as paperboard for commercial printing. For the global food market, the segment develops and produces materials and innovative solutions that are used to package frozen food, dry goods, ready-to-eat meals, hot and cold drinks, and various shelf-stable dairy products. For the global beverage market, the segment has a fully integrated business model, including high-performance paperboard, carton design and converting operations, as well as beverage packaging machinery. For the global tobacco market, the segment produces high performance paperboard, and designs and produces cartons for the leading tobacco brand owners. The segment’s materials are manufactured in the United States and converted into solutions at plants located in North America, Europe and Asia.

The Home, Health & Beauty segment designs and produces packaging solutions for the global personal care, fragrance, home care, lawn and garden, prescription drug and healthcare end markets. For the global beauty and personal care market, the segment produces pumps for fragrances, lotions, creams and soaps, flip-top and applicator closures for bath and body products and lotions, and paperboard and plastic packaging for hair and skin care products. For the global home and garden market, the segment produces trigger sprayers for surface cleaners and fabric care, aerosol actuators for air fresheners, hose-end sprayers for lawn and garden maintenance, and spouted and applicator closures for a variety of other home and garden products. For the global healthcare market, the segment makes secondary packages designed to enhance patient adherence and child safety for prescription drugs, as well as healthcare dispensing systems, paperboard packaging and closures for over-the-counter and prescription drugs. Paperboard and plastic materials are converted into solutions at plants located in North America, South America, Europe and Asia.

The Industrial segment designs and produces corrugated packaging solutions, primarily for produce, meat, consumer products and bulk goods primarily in Brazil. The integrated business includes forestlands, paperboard mills and corrugated box plants. This segment also includes a corrugated operation in India, which develops packaging solutions principally for the domestic fresh produce growers. In Brazil, the segment manufactures high quality virgin kraftliner and recycle-based medium paperboards, and converts the material to corrugated packaging at five box plants across the country. In India, the segment converts raw materials to corrugated packaging at its facility in Pune.

The Specialty Chemicals segment manufactures, markets and distributes specialty chemicals derived from sawdust and other byproducts of the papermaking process in North America, Europe, South America and Asia. Products include activated carbon used in gas vapor emission control systems for automobiles and trucks and applications for air, water and food purification. Other products include performance chemicals used in printing inks, asphalt paving and adhesives, as well as in the agricultural, paper and petroleum industries.

The Community Development and Land Management segment is responsible for maximizing the value of the company’s landholdings in the Southeastern region of the U.S. Operations of the segment include real estate development, forestry operations and leasing activities. Real estate development includes (i) selling non-core forestlands primarily for recreational and residential uses, (ii) entitling and improving high-value tracts, and (iii) master planning select landholdings. Forestry operations include growing and harvesting softwood and hardwood on the company’s forestlands for external consumption and for use by the company’s mill-based business. Leasing activities include fees from third parties undertaking mineral extraction operations, as well as fees from recreational leases on the company’s forestlands.

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

Segment results for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$747	$0	$747	$63
Home, Health & Beauty	200	0	200	12
Industrial	114	0	114	19
Specialty Chemicals	207	0	207	58
Community Development and Land Management	45	1	46	14

Total	1,313	1	1,314	166
Corporate and Other	0	0	0	(86)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,313	$0	$1,313	$81

Three months ended March 31, 2011	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$714	$0	$714	$82
Home, Health & Beauty	196	0	196	8
Industrial	121	0	121	20
Specialty Chemicals	177	0	177	49
Community Development and Land Management	42	1	43	30

Total	1,250	1	1,251	189
Corporate and Other	0	0	0	(85)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,250	$0	$1,250	$105

T.	Segment information

MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty, (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

The Food & Beverage segment produces packaging materials, and designs and produces packaging solutions primarily for the global food, food service, beverage, dairy and tobacco end markets, as well as paperboard for commercial printing. For the global food market, the segment develops and produces materials and innovative solutions that are used to package frozen food, dry goods, ready-to-eat meals, hot and cold drinks, and various shelf-stable dairy products. For the global beverage market, the segment has a fully integrated business model, including high-performance paperboard, carton design and converting operations, as well as beverage packaging machinery. For the global tobacco market, the segment produces high performance paperboard, and designs and produces cartons for the leading tobacco brand owners. The segment’s materials are manufactured in the United States and converted into solutions at plants located in North America, Europe and Asia.

The Home, Health & Beauty segment designs and produces packaging solutions for the global personal care, fragrance, home care, lawn and garden, prescription drug and healthcare end markets. For the global beauty and personal care market, the segment produces pumps for fragrances, lotions, creams and soaps, flip-top and applicator closures for bath and body products and lotions, and paperboard and plastic packaging for hair and skin care products. For the global home and garden market, the segment produces trigger sprayers for surface cleaners and fabric care, aerosol actuators for air fresheners, hose-end sprayers for lawn and garden maintenance, and spouted and applicator closures for a variety of other home and garden products. For the global healthcare market, the segment makes secondary packages designed to enhance patient adherence and child safety for prescription drugs, as well as healthcare dispensing systems, paperboard packaging and closures for over-the-counter and prescription drugs. Paperboard and plastic materials are converted into packaging solutions at plants located in North America, South America, Europe and Asia.

The Industrial segment designs and produces corrugated packaging solutions, primarily for produce, meat, consumer products and bulk goods primarily in Brazil. The integrated business includes forestlands, paperboard mills and corrugated box plants. This segment also includes a corrugated operation in India, which develops packaging solutions principally for the domestic fresh produce growers. In Brazil, the segment manufactures high quality virgin kraftliner and recycle-based medium paperboards, and converts the material to corrugated packaging at five box plants across the country. In India, the segment converts raw materials to corrugated packaging at its facility in Pune.

The Specialty Chemicals segment manufactures, markets and distributes specialty chemicals derived from sawdust and other byproducts of the papermaking process in North America, Europe, South America and Asia. Products include performance chemicals derived from pine chemicals used in printing inks, asphalt paving and adhesives as well as the agricultural, paper and petroleum industries. This segment also includes products based on activated carbon used in gas vapor emission control systems for automobiles and trucks and applications for air, water and food purification.

The Community Development and Land Management segment is responsible for maximizing the value of the company’s landholdings in the Southeastern region of the U.S. Operations of the segment include real estate development, forestry operations and leasing activities. Real estate development includes (i) selling non-core forestlands primarily for recreational and residential uses, (ii) entitling and improving high-value tracts, and (iii) master planning select landholdings. Forestry operations include growing and harvesting softwood and hardwood on the company’s forestlands for external consumption and for use by the company’s mill-based business. Leasing activities include fees from third parties undertaking mineral extraction operations, as well as fees from recreational leases on the company’s forestlands.

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

The segments are measured on operating profits before restructuring charges, interest expense and income, minority interest income and losses and income taxes. The segments follow the same accounting principles described in the Summary of Significant Accounting Policies. Sales between the segments are recorded primarily at market prices.

No single customer or foreign country other than Brazil accounted for 10% or more of consolidated trade sales or assets in the periods presented. The below table reflects amounts on a continuing operations basis.

	Years ended December 31,
In millions	2011	2010	2009
Net sales[1]
U.S.[2]	$3,497	$3,285	$3,149
Brazil	554	480	413
Other Non-U.S.	1,267	1,181	1,096

Net sales	$5,318	$4,946	$4,658

Long-lived assets, net
U.S.	$3,684	$3,752	$3,679
Brazil	593	339	324
Other Non-U.S.	498	521	514

Long-lived assets	$4,775	$4,612	$4,517

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Export sales from the U.S. were $905 million, $816 million, and $744 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Financial information by segment and Corporate and Other follows:

In millions	Trade sales	Inter- segment sales	Total sales	Segment profit	Depreciation, depletion and amortization	Segment assets	Capital expenditures
Year ended December 31, 2011
Food & Beverage	$3,076	$2	$3,078	$312	$218	$2,685	$223
Home, Health & Beauty	766	0	766	34	68	816	51
Industrial	507	0	507	80	22	711	311
Specialty Chemicals	811	0	811	203	29	459	29
Community Development and Land Management	158	3	161	63	10	384	6

Total	5,318	5	5,323	692	347	5,055	620
Corporate and Other[1]	0	0	0	(379)	20	3,002	35
Assets of discontinued operations	0	0	0	0	0	706	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(5)	(5)	0	0	0	0

Consolidated totals[3]	$5,318	$0	$5,318	$317	$367	$8,763	$655

Year ended December 31, 2010
Food & Beverage	$2,884	$3	$2,887	$247	$217	$2,637	$129
Home, Health & Beauty	751	0	751	51	64	854	25
Industrial	468	0	468	84	19	481	26
Specialty Chemicals	679	1	680	141	30	430	22
Community Development and Land Management	164	4	168	67	7	370	5

Total	4,946	8	4,954	590	337	4,772	207
Corporate and Other[1]	0	0	0	(395)	23	3,196	22
Assets of discontinued operations[2]	0	0	0	0	0	846	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(8)	(8)	0	0	0	0

Consolidated totals[3]	$4,946	$0	$4,946	$199	$360	$8,814	$229

Year ended December 31, 2009
Food & Beverage	$2,791	$1	$2,792	$190	$227	$2,676	$106
Home, Health & Beauty	759	0	759	25	71	837	33
Industrial	371	0	371	61	18	447	17
Specialty Chemicals	499	4	503	56	28	394	28
Community Development and Land Management	189	4	193	99	8	356	5

Total	4,609	9	4,618	431	352	4,710	189
Corporate and Other[1,4]	49	0	49	(157)	24	3,191	25
Assets of discontinued operations[2]	0	0	0	0	0	1,120	0
Non-controlling interests	0	0	0	0	0	0	0
Inter-segment eliminations	0	(9)	(9)	0	0	0	0

Consolidated totals[3]	$4,658	$0	$4,658	$274	$376	$9,021	$214

[1]

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

[2]

Assets of discontinued operations at December 31, 2011 represent the assets of the C&OP business. Assets of discontinued operations at December 31, 2010 represent the assets of the C&OP and Envelope Products businesses. Assets of discontinued operations at December 31, 2009 represent the assets of the C&OP, Envelope Products and the Media and Entertainment Packaging businesses. See Note R for further discussion.

[3]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[4]	Revenue included in Corporate and Other in 2009 includes sales from the company’s specialty papers operation, which was sold in the fourth quarter of 2009.

Selected quarterly information	12 Months Ended
Dec. 31, 2011
Selected quarterly information
U.	Selected quarterly information

The below information is unaudited.

	Years ended December 31,
In millions, except per share data	2011[1]	2010[2]
Sales:
First	$1,250	$1,151
Second	1,375	1,258
Third	1,411	1,274
Fourth	1,282	1,263

Year	$5,318	$4,946

Gross profit:
First	$284	$199
Second	313	244
Third	321	266
Fourth[3]	207	251

Year[3]	$1,125	$960

Net income (loss) attributable to the company:
First	$65	$24
Second	89	50
Third	117	(15)
Fourth[3]	(25)	47

Year[3]	$246	$106

Net income (loss) attributable to the company per diluted share:
First	$0.38	$0.14
Second	0.51	0.29
Third	0.67	(0.09)
Fourth[3]	(0.14)	0.28

[1]

First quarter 2011 results include after-tax restructuring charges of $4 million, or $0.03 per share, and an after-tax loss from discontinued operations of $5 million, or $0.02 per share. Second quarter 2011 results include after-tax restructuring charges of $5 million, or $0.03 per share and after-tax income from discontinued operations of $20 million or $0.11 per share. Third quarter 2011 results include after-tax restructuring charges of $4 million, or $0.02 per share and after-tax income of from discontinued operations of $32 million or $0.18 per share. Fourth quarter 2011 results include after-tax restructuring charges of $6 million, or $0.04 per share, and after-tax loss from discontinued operations of $18 million, or $0.10 per share.

[2]

First quarter 2010 results include an income tax benefit of $10 million, or $0.06 per share, related to favorable domestic tax audit settlements, after-tax restructuring charges of $3 million, or $0.02 per share, and an after-tax loss from discontinued operations of $5 million, or $0.03 per share. Second quarter 2010 results include after-tax restructuring charges of $9 million, or $0.05 per share, and after-tax income from discontinued operations of $8 million, or $0.05 per share. Third quarter 2010 results include an income tax benefit from cellulosic biofuel producer credits of $15 million, or $0.09 per share, after-tax restructuring charges of $10 million, or $0.06 per share, an after-tax charge of $4 million, or $0.02 per share, from early extinguishment of debt, and an after-tax loss from discontinued operations of $93 million, or $0.54 per share. Fourth quarter 2010 results include after-tax restructuring charges of $12 million, or $0.07 per share, an after-tax gain of $5 million, or $0.03 per share, related to a pension curtailment, an income tax benefit from cellulosic biofuel producer credits of $5 million, or $0.03 per share, and after-tax income from discontinued operations of $10 million, or $0.06 per share.

[3]

Fourth quarter and full-year 2011 results, as previously reported in the company’s earnings release dated January 25, 2012, were subsequently adjusted to include non-cash expenses of $15 million before taxes ($10 million after taxes or $0.05 per share) primarily pursuant to the recognition of a projected benefit obligation related to a post-retirement benefit plan.

Included is this adjustment to full-year 2011 earnings are amounts attributable to annual periods prior to 2011 of $12 million before taxes ($8 million after taxes or $0.04 per share). Included is this adjustment to fourth quarter 2011 earnings are amounts attributable to periods prior to the fourth quarter of 2011 of $14 million before taxes ($10 million after taxes or $0.05 per share). The impact to full-year 2011 gross profit was $12 million ($10 million attributable to periods prior to 2011). The impact to fourth quarter 2011 gross profit was $12 million ($11 million attributable to periods prior to the fourth quarter of 2011). The adjustments attributable to periods prior to the fourth quarter of 2011 were deemed immaterial to the current period and to any individual period prior to the fourth quarter of 2011.

Basis of presentation	3 Months Ended
Mar. 31, 2012
Basis of presentation
1.	Basis of presentation

MeadWestvaco Corporation (“MeadWestvaco”, “MWV”, or the “company”), a Delaware corporation formed in 2001 following the merger of Westvaco Corporation and The Mead Corporation, is a global packaging company that provides packaging solutions to many of the world’s brands in the healthcare, beauty and personal care, food, beverage, tobacco and home and garden industries. MWV’s other business operations serve the specialty chemicals and forestry and real estate markets. MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

These interim consolidated financial statements have not been audited. However, in the opinion of management, all normal recurring adjustments necessary to state fairly the financial position and the results of operations for the interim periods presented have been made. These interim consolidated financial statements have been prepared on the basis of accounting principles and practices generally accepted in the U.S. (“GAAP”) applied consistently with those used in the preparation of the consolidated financial statements included in the company’s Annual Report on Form 10-K for the year ended December 31, 2011, as well as the revisions to those financial statements that are included in Exhibit 99.1 to this Form 8-K.

Certain information and footnote disclosures normally included in annual financial statements presented in accordance with GAAP have been condensed or omitted. The consolidated results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. The accompanying consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the company’s Annual Report on Form 10-K for the year ended December 31, 2011 and the revisions to those financial statements and notes that are included in Exhibit 99.1 to this Form 8-K.

Effective January 1, 2012, MWV changed the segment reporting structure of its packaging businesses. The new segment reporting structure consists of three market-focused lines of business which are Food & Beverage, Home, Health & Beauty, and Industrial. These new reportable segments directly align with the profitable growth strategies MWV executes across global markets for beverage, food, tobacco, home and garden, beauty and personal care, healthcare, and industrial packaging and are consistent with how management now evaluates financial performance and makes resource allocation decisions for these businesses. Prior period information has been conformed to the new reporting structure. As a result of the above change in segment reporting, the company evaluated and changed the reporting units of its packaging businesses. Goodwill was allocated to the new reporting units using a relative fair value approach and based on management’s evaluation of the allocated goodwill as of January 1, 2012 there was no indication of impairment. Refer to Note 11 for further discussion.

On May 1, 2012, MeadWestvaco completed the spin-off of its Consumer & Office Products (“C&OP”) business and subsequent merger of that business with ACCO Brands Corporation. Certain prior period amounts have been reclassified in these consolidated financial statements to conform to the presentation of discontinued operations. Refer to Note 14 for further discussion.

Inventories and property, plant and equipment	3 Months Ended
Mar. 31, 2012
Inventories and property, plant and equipment
5.	Inventories and property, plant and equipment

Inventories consist of:

In millions	March 31, 2012	December 31, 2011
Raw materials	$155	$156
Production materials, stores and supplies	88	85
Finished and in-process goods	402	338

	$645	$579

Property, plant and equipment is net of accumulated depreciation of:

In millions	March 31, 2012	December 31, 2011
Accumulated depreciation	$3,660	$3,579

Intangible assets	3 Months Ended
Mar. 31, 2012
Intangible assets
6.	Intangible assets

The following table summarizes intangible assets subject to amortization included in other assets:

In millions	March 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Trademarks and tradenames	$26	$16	$26	$16
Customer contracts and lists	258	81	257	77
Patents	60	41	60	40
Other – primarily licensing rights	12	9	12	9

	$356	$147	$355	$142

Included in other assets are indefinite-lived intangible assets with carrying values of:

In millions	March 31, 2012	December 31, 2011
Indefinite-lived intangible assets	$94	$93

Income per common share	3 Months Ended
Mar. 31, 2012
Income per common share
9.	Income per common share

Basic net income per share for all the periods presented has been calculated using the weighted average shares outstanding. In computing diluted net income per share, incremental shares issuable upon the assumed exercise of stock options and other share-based compensation awards are included in the weighted average shares outstanding, if dilutive. The number of potentially dilutive shares excluded from the calculation of diluted net income per share is presented below.

	Three Months Ended March 31,
In millions	2012	2011
Anti-dilutive shares	2	4

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of consolidation and preparation of financial statements

Basis of consolidation and preparation of financial statements: The consolidated financial statements include all majority-owned or controlled entities of MeadWestvaco Corporation (“MeadWestvaco”, “MWV”, or the “company”), and all significant inter-company transactions are eliminated. MWV’s segments are (i) Food & Beverage, (ii) Home, Health & Beauty, (iii) Industrial, (iv) Specialty Chemicals, and (v) Community Development and Land Management.

On May 1, 2012, MeadWestvaco completed the spin-off of its Consumer & Office Products (“C&OP”) business and subsequent merger of that business with ACCO Brands Corporation. Certain prior period amounts have been reclassified in these consolidated financial statements to conform to the presentation of discontinued operations. Refer to Note R for further discussion.

Estimates and assumptions

Estimates and assumptions: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of some assets and liabilities and, in some instances, the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Translation of foreign currencies

Translation of foreign currencies: The local currency is the functional currency for substantially all of the company’s significant operations outside the U.S. The assets and liabilities of the company’s foreign subsidiaries are translated into U.S. dollars using period-end exchange rates, and adjustments resulting from these financial statement translations are included in accumulated other comprehensive loss in the consolidated balance sheets. Revenues and expenses are translated at average rates prevailing during the period.

Cash equivalents	Cash equivalents: Highly liquid securities with an original maturity of three months or less are considered to be cash equivalents.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts: Trade accounts receivable are recorded at the invoice amount and generally do not bear interest. The allowance for doubtful accounts is the company’s best estimate of the amount of probable loss in the existing accounts receivable. The company determines the allowance based on historical write-off experience by business. Past due balances over a specified amount are reviewed individually for collectibility. Account balances are charged off against the allowance when it is probable that the receivable will not be recovered.

Inventories

Inventories: Inventories are valued at the lower of cost or market. Cost is determined using the last-in, first-out method for substantially all raw materials, finished goods and production materials of U.S. manufacturing operations. Cost of all other inventories, including stores and supplies inventories and inventories of non-U.S. manufacturing operations, is determined by the first-in, first-out or average cost methods.

Property, plant, equipment and forestlands

Property, plant, equipment and forestlands: Owned assets are recorded at cost. Also included in the cost of these assets is interest on funds borrowed during the construction period. When assets are sold, retired or disposed of, their cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in cost of sales. Gains and losses on sales of corporate real estate are recorded in other income, net. Costs of renewals and betterments of properties are capitalized; costs of maintenance and repairs are charged to expense. Costs of reforestation of forestlands are capitalized. Reforestation costs include the costs of seedlings, site preparation, planting of seedlings and early-stage fertilization.

Depreciation and depletion

Depreciation and depletion: The cost of plant and equipment is depreciated, utilizing the straight-line method, over the estimated useful lives of the assets, which range from 20 to 40 years for buildings and 5 to 30 years for machinery and equipment. Timber is depleted as timber is cut at rates determined annually based on the relationship of undepleted timber costs to the estimated volume of recoverable timber. Timber volumes used in calculating depletion rates are based upon merchantable timber volumes at a specific point in time. The depletion rates for company-owned land do not include an estimate of either future reforestation costs associated with a stand’s final harvest or future volume in connection with replanting of a stand subsequent to the final harvest.

Impairment of long-lived assets

Impairment of long-lived assets: The company periodically evaluates whether current events or circumstances indicate that the carrying value of its long-lived assets, including intangible assets with finite lives, to be held and used may not be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived asset, or the appropriate grouping of assets, is compared to carrying value to determine whether impairment exists.

If an asset is determined to be impaired, the loss is measured based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable value.

Intangible assets assigned indefinite lives are to be tested at least annually or more often if events or changes in circumstances indicate that the fair value of an intangible asset is below its carrying value. The fair values of the company’s indefinite-lived intangible assets (primarily Calmar trademarks and trade names) are estimated using an income approach (the relief from royalty method). Although the estimate of the fair values of the company’s indefinite-lived intangible assets under the income approach exceed the respective carrying values, different assumptions regarding projected performance and other factors could result in significant non-cash impairment charges in the future. Based on the company’s annual review of the indefinite-lived intangible assets as of October 1, 2011, there was no indication of impairment.

Goodwill

Goodwill: Goodwill represents the excess of cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination. The company reviews the recorded value of goodwill at least annually on October 1, or sooner if events or changes in circumstances indicate that the fair value of a reporting unit is below its carrying value. The company may elect to use a qualitative approach to determine if goodwill is required to be tested. If goodwill is required to be tested for impairment, a two-step process is utilized. The first step is to identify a potential impairment and the second step is to measure the amount of the impairment loss, if any. Goodwill is deemed to be impaired if the carrying amount of a reporting unit’s goodwill exceeds its estimated fair value. Goodwill has been allocated to the company’s respective reporting units based on its nature and synergies expected to be achieved. The fair value of each reporting unit is estimated primarily using an income approach, specifically the discounted cash flow method. The company employs significant assumptions in evaluating its goodwill for impairment. These assumptions include relevant considerations of market-participant data.

In applying the income approach in assessing goodwill for impairment, changes in assumptions could materially affect the determination of fair value for a reporting unit. Although the fair value estimates of the company’s reporting units under the income approach exceed the respective carrying values, different assumptions regarding projected performance and other factors could result in significant non-cash impairment charges in the future. The following assumptions are key to the company’s income approach:

•

Business projections – Projections are based on three-year forecasts that are developed internally by management and reviewed by the company’s Board of Directors. These projections include significant assumptions such as estimates of future revenues, profits, working capital requirements, operating plans, costs of planned restructuring actions and capital expenditures. Assumptions surrounding macro-economic data and estimates include industry projections, inflation, foreign currency exchange rates and costs of energy, raw materials and freight.

•

Growth rates – A growth rate based on market participant data considerations is used to calculate the terminal value of a reporting unit. The growth rate is the expected rate at which a reporting unit’s earnings stream is projected to grow beyond the three-year forecast period.

•

Discount rates – Future cash flows are discounted at a rate that is consistent with a weighted average cost of capital for a potential market participant. The weighted average cost of capital is an estimate of the overall after-tax rate of return required by equity and debt holders of a business enterprise. The discount rates selected for the reporting units are based on existing conditions within the respective markets and reflect appropriate adjustments for potential risk premiums in those markets as well as appropriate weighting of the market cost of equity versus debt, which is developed with the assistance of external financial advisors.

•	Tax rates – Tax rates are based on estimates of the tax rates that a market participant would realize in the respective primary markets and geographic areas in which the reporting units operate.

Based on our annual review of the recorded value of goodwill at October 1, 2011, there was no indication of impairment. Holding other valuation assumptions constant, it would take a downward shift in operating profits, which management does not believe is likely, of more than approximately 25% from projected levels before the fair values of any reporting units would be below the respective carrying values, thereby triggering the requirement to perform further analysis which may indicate potential goodwill impairment.

Effective January 1, 2012, MWV changed the segment reporting structure of its packaging businesses. The new segment reporting structure consists of three market-focused lines of business which are Food & Beverage, Home, Health & Beauty, and Industrial. As a result of the above change in segment reporting, the company evaluated and changed the goodwill reporting units of its packaging businesses. Goodwill was allocated to the new reporting units using a relative fair value approach and based on management’s interim evaluation of the allocated goodwill as of January 1, 2012 there was no indication of impairment.

Other assets

Other assets: Capitalized software for internal use, equipment leased to customers and other amortizable and indefinite-lived intangible assets are included in other assets. Capitalized software and other amortizable intangibles are amortized using the straight-line and cash flows methods over their estimated useful lives of 3 to 21 years. Equipment leased to customers is amortized using the sum-of-the-years-digits method over the estimated useful life of the machine, generally 10 years. Revenue is recognized for the leased equipment on a straight-line basis over the life of the lease and is included in net sales. The company records software development costs in accordance with the accounting guidance provided by the Financial Accounting Standards Board. See Note D and Note E for further information.

Financial instruments

Financial instruments: The company utilizes well-defined financial derivatives in the normal course of its operations as a means to manage some of its interest rate, foreign currency and commodity risks. All derivative instruments are required to be recorded in the consolidated balance sheets as assets or liabilities, measured at fair value. The fair value estimates are based on relevant market information, including market rates and prices. If the derivative is designated as a fair-value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash-flow hedge, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive income or loss and is recognized in the consolidated statements of operations when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash-flow hedges are recognized in earnings. If a derivative is not designated as a qualifying hedge, changes in fair value are recognized in earnings. See Note H for further information.

Environmental and legal liabilities

Environmental and legal liabilities: Environmental expenditures that increase useful lives of assets are capitalized, while other environmental expenditures are expensed. Liabilities are recorded when remedial efforts are probable and the costs can be reasonably estimated. The company recognizes a liability for other legal contingencies when a loss is probable and reasonably estimable. Liabilities recorded for claims are limited to pending cases based on the company’s historical experience, consultation with outside counsel and consultation with an actuarial specialist concerning the feasibility of reasonably estimating liabilities associated with claims that may arise in the future. The company recognizes insurance recoveries when collection is reasonably assured. Fees for third-party legal services are expensed as incurred. See Note P for further information.

Asset retirement obligations

Asset retirement obligations: The company has certain conditional and unconditional asset retirement obligations associated with owned or leased property, plant and equipment, including surface impoundments, asbestos, and water supply wells. The company records a liability for the fair value of an asset retirement obligation when incurred if the fair value of the liability can be reasonably estimated. Management does not have sufficient information to estimate the fair value of certain obligations, primarily associated with surface impoundments and asbestos, because the settlement date or range of potential settlement dates has not been specified and information is not available to apply expected present value techniques. Subsequent to initial measurement, the company recognizes changes in the amounts of the obligations, as necessary, resulting from the passage of time and revisions to either the timing or amount of estimated cash flows.

Revenue recognition

Revenue recognition: The company recognizes revenues at the point when title and the risk of ownership passes to the customer. Substantially all of the company’s revenues are generated through product sales and shipping terms generally indicate when title and the risk of ownership have passed. Revenue is recognized at shipment for sales where shipping terms are FOB (free on board) shipping point unless risk of loss is maintained under freight terms. For sales where shipping terms are FOB destination, revenue is recognized when the goods are received by the customer. The company provides allowances for estimated returns and other customer credits such as discounts and volume rebates, when the revenue is recognized, based on historical experience, current trends and any notification of pending returns. Also included in net sales is service revenue, which is recognized as the service is performed. Revenue is recognized for leased equipment to customers on a straight-line basis over the estimated term of the lease and is included in net sales of the company. Sales of landholdings are included in net sales in the consolidated statements of operations.

Shipping and handling costs

Shipping and handling costs: Shipping and handling costs are classified as a component of cost of sales. Amounts billed to a customer in a sales transaction related to shipping and handling are classified as revenue.

Research and development

Research and development: Included in cost of sales and selling, general and administrative expenses are expenditures for research and development of $46 million, $39 million and $40 million for the years ended December 31, 2011, 2010 and 2009, respectively, which were expensed as incurred.

Income taxes

Income taxes: Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the enacted tax rates in effect for the years the differences are expected to reverse. The company evaluates the need for a deferred tax asset valuation allowance by assessing whether it is more likely than not that it will realize its deferred tax assets in the future.

The company has tax jurisdictions located in many areas of the world and is subject to audit in these jurisdictions. Tax audits by their nature are often complex and can require several years to resolve. In the preparation of the company’s financial statements, management exercises judgments in estimating the potential exposure to unresolved tax matters. The company recognizes the tax benefit from an uncertain tax position if it is more likely than not that the position is sustainable. For those tax positions that meet the more likely than not criteria, the company records only the portion of the tax benefit that is greater than 50% likely to be realized upon settlement with the respective taxing authority. Interest and penalties related to unrecognized tax benefits are recorded within income tax expense in the consolidated statements of operations. While actual results could vary, in management’s judgment, the company has adequate tax accruals with respect to the ultimate outcome of such unresolved tax matters.

Share-based compensation

Share-based compensation: The company records compensation expense for graded and cliff vesting awards on a straight-line basis over the vesting period, which is generally three years. The company uses the “long-haul” method to determine the pool of tax benefits or deficiencies resulting from tax deductions related to awards of equity instruments that exceed or are less than the cumulative compensation cost for those instruments recognized for financial reporting. Substantially all compensation expense related to share-based awards is recorded as a component of selling, general and administrative expenses in the consolidated statements of operations. For stock-settled awards, the company issues previously authorized new shares. See Note K for further detail on share-based compensation.

Net income per share

Net income per share: Basic net income per share for all the periods presented has been calculated using the company’s weighted average shares outstanding. In computing diluted net income per share, incremental shares issuable upon the assumed exercise of stock options and other share-based compensation awards have been added to weighted average shares outstanding, if dilutive. For the years ended December 31, 2011, 2010, and 2009, 4.1 million, 7.9 million and 8.0 million of equity awards, respectively, were excluded from the calculation of weighted average shares outstanding, as the exercise price per share was greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.

Related party transactions	Related party transactions: The company has certain related party transactions in the ordinary course of business that are insignificant.

Fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements on a Recurring Basis

The following information is presented for assets and liabilities that are recorded in the consolidated balance sheets at fair value at March 31, 2012 and December 31, 2011, measured on a recurring basis. There were no significant transfers of assets and liabilities that are recorded at fair value between Level 1 and Level 2 during the three months ended March 31, 2012 and 2011.

In millions	March 31, 2012	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-liabilities	$(23)	$0	$(23)	$0
Cash equivalents	368	368	0	0

In millions	December 31, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-liabilities	$(19)	$0	$(19)	$0
Cash equivalents	549	549	0	0

(1)	Quoted prices in active markets for identical assets.
(2)	Quoted prices for similar assets and liabilities in active markets.
(3)	Significant unobservable inputs.

The following information is presented for assets and liabilities that are recorded in the consolidated balance sheet at fair value at December 31, 2011 and 2010, measured on a recurring basis. There were no significant transfers of assets and liabilities that are recorded at fair value between Level 1 and Level 2 during 2011 and 2010.

In millions	December 31, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-assets	$0	$0	$0	$0
Derivatives-liabilities	(19)	0	(19)	0
Cash equivalents	549	549	0	0

Pension plan assets:
Equity investments	$524	$514	$10	$0
Preferred stock	4	3	1	0
Government securities	989	82	904	3
Corporate debt investments	774	0	768	6
Derivatives	69	0	0	69
Partnerships and joint ventures	209	0	0	209
Real estate	46	0	0	46
Common collective trust	1,093	60	1,033	0
Registered investment companies	46	0	46	0
103-12 investment entities	259	0	259	0
Other pension (payables) receivables	(16)	(38)	0	22

Total pension plan assets	$3,997	$621	$3,021	$355

	December 31, 2010	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-assets	$1	$0	$1	$0
Derivatives-liabilities	(8)	0	(8)	0
Cash equivalents	646	646	0	0

Pension plan assets:
Equity investments	$605	$594	$11	$0
Preferred stock	6	5	1	0
Government securities	875	0	864	11
Corporate debt investments	719	0	707	12
Derivatives	5	0	5	0
Partnerships and joint ventures	133	0	0	133
Real estate	53	0	0	53
Common collective trust	1,124	0	1,124	0
Registered investment companies	58	0	58	0
103-12 investment entities	151	0	151	0
Other pension (payables) receivables	4	(18)	0	22

Total pension plan assets	$3,733	$581	$2,921	$231

(1)	Quoted prices in active markets for identical assets.
(2)	Quoted prices for similar assets and liabilities in active markets.
(3)	Significant unobservable inputs.

Schedule of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following information is presented for those assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2011 and 2010:

In millions	Equity investments	Government securities	Corporate debt investments	Derivatives	Partnerships and joint ventures	Real estate	Other pension receivables and payables	Total
December 31, 2009	$1	$0	$13	$0	$104	$44	$21	$183
Purchases	0	11	14	0	43	7	8	83
Sales	(1)	(1)	(10)	0	(27)	(1)	(10)	(50)
Realized gains (losses)	0	0	0	0	(4)	1	4	1
Unrealized gains (losses)	0	0	(1)	0	17	2	(1)	17
Transfers in (out) of Level 3	0	1	(4)	0	0	0	0	(3)

December 31, 2010	0	11	12	0	133	53	22	231
Purchases	0	1	2	14	86	3	1	107
Sales	0	(5)	(6)	(23)	(25)	(20)	(1)	(80)
Realized gains (losses)	0	0	0	10	1	(6)	(1)	4
Unrealized gains (losses)	0	(1)	0	68	14	16	1	98
Transfers in (out) of Level 3	0	(3)	(2)	0	0	0	0	(5)

December 31, 2011	$0	$3	$6	$69	$209	$46	$22	$355

Inventories and property, plant and equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Inventories	Inventories consist of:

In millions	March 31, 2012	December 31, 2011
Raw materials	$155	$156
Production materials, stores and supplies	88	85
Finished and in-process goods	402	338

	$645	$579

Inventories at December 31, 2011 and 2010 are comprised of:

	December 31,
In millions	2011	2010
Raw materials	$156	$143
Production materials, stores and supplies	85	84
Finished and in-process goods	338	327

	$579	$554

Property, plant, equipment and forestlands (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Accumulated Depreciation	Property, plant and equipment is net of accumulated depreciation of:

In millions	March 31, 2012	December 31, 2011
Accumulated depreciation	$3,660	$3,579
Depreciation and depletion expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Depreciation and depletion expense	$301	$293	$303

Schedule of Property Plant Equipment and Forestlands

Property, plant, equipment and forestlands consist of the following:

	December 31,
In millions	2011	2010
Land and land improvements	$250	$255
Buildings and leasehold improvements	756	761
Machinery and other	5,145	5,030

	6,151	6,046
Less: accumulated depreciation	(3,579)	(3,414)

	2,572	2,632
Forestlands	352	328
Construction-in-progress	518	199

	$3,442	$3,159

Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Goodwill Allocated to Segments

Goodwill allocated to each of the company’s segments at December 31, 2011 and 2010 was:

	December 31,
In millions	2011	2010
Food & Beverage	$276	$267
Home, Health & Beauty	382	364
Specialty Chemicals	10	9

Total	668	640
Discontinued operations	164	172

	$832	$812

Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

In millions	2011	2010
Beginning balance	$812	$818
Goodwill acquired during the year[1]	30	19
Impairment losses[2]	0	(7)
Goodwill related to sale of business unit[3]	0	(9)
Adjustments[4]	(10)	(9)

Ending balance	$832	$812

Accumulated impairment losses:
Beginning balance	$(7)	$0
Impairment losses[2]	0	(7)

Ending balance	$(7)	$(7)

[1]

Goodwill acquired in 2011 related to the company’s acquisition of a dispensing closures manufacturer during the fourth quarter of 2011. Goodwill acquired in 2010 related to the company’s acquisition of a trigger sprayer manufacturer during the fourth quarter of 2010. See Note Q for further discussion.

[2]

In connection with the company’s 2010 presentation of the Envelope Products business as a discontinued operation, $7 million of goodwill related to the C&OP segment was allocated to the Envelope Products business and impaired as of December 31, 2010. See Note R for further discussion.

[3]

In connection with the sale of the company’s Media and Entertainment Packaging business on September 30, 2010, $9 million of goodwill related to the former Consumer Solutions segment was allocated to and included in the pre-tax loss on sale. See Note R for further discussion.

[4]	Represents foreign currency translations and tax adjustments.

Schedule of Amortization Expense of Intangible Expense

Amortization expense relating to intangible assets subject to amortization for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Intangible amortization expense	$23	$21	$23

Future Estimated Amortization Expense of Intangible Assets

Based on the current carrying values of intangible assets subject to amortization, estimated amortization expense for the next five years is as follows:

In millions	2012	2013	2014	2015	2016
Estimated intangible amortization expense	$24	$24	$23	$17	$16

Intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summarized Intangible Assets Subject to Amortization

The following table summarizes intangible assets subject to amortization included in other assets:

In millions	March 31, 2012		December 31, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Trademarks and tradenames	$26	$16	$26	$16
Customer contracts and lists	258	81	257	77
Patents	60	41	60	40
Other – primarily licensing rights	12	9	12	9

	$356	$147	$355	$142

The following table summarizes intangible assets subject to amortization included in other assets:

	December 31, 2011		December 31, 2010
In millions	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Trademarks and trade names	$26	$16	$26	$15
Customer contracts and lists	257	77	245	63
Patents	60	40	56	35
Other – primarily licensing rights	12	9	13	8

	$355	$142	$340	$121

Schedule of Indefinite Lived Intangible Assets Included in Other Assets	Included in other assets are indefinite-lived intangible assets with carrying values of:

In millions	March 31, 2012	December 31, 2011
Indefinite-lived intangible assets	$94	$93
Included in other assets are indefinite-lived intangible assets with carrying values of:

In millions	December 31, 2011	December 31, 2010
Trademarks and tradenames	$93	$94

Schedule of Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Other Assets

Other assets consist of the following:

	December 31,
In millions	2011	2010
Identifiable intangible assets	$306	$313
Restricted asset [1]	398	398
Cash surrender value of life insurance, net of borrowings	155	175
Capitalized software, net	57	52
Equipment leased to customers, net	71	74
Other	102	94

	$1,089	$1,106

[1]

As part of the consideration for the sale of certain large-tract forestlands in 2007, the company received an installment note in the amount of $398 million (the “Timber Note”). The Timber Note does not require any principal payments until its maturity in October 2027 and bears interest at a rate approximating the London Interbank Offered Rate (“LIBOR”). In addition, the Timber Note is supported by a bank-issued irrevocable letter of credit obtained by the buyer of the forestlands. Using the Timber Note as collateral, the company received $338 million in proceeds under a secured financing agreement with a bank. Under the terms of the agreement, the liability from this transaction is non-recourse to MeadWestvaco and shall be paid from the Timber Note proceeds upon its maturity. As a result, the Timber Note is not available to satisfy the obligations of MeadWestvaco. The non-recourse liability does not require any principal payments until its maturity in October 2027 and bears interest at a rate approximating LIBOR. The $338 million non-recourse liability is included in other long-term obligations in the consolidated balance sheets at December 31, 2011 and 2010.

Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2011
Components of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
In millions	2011	2010
Accounts payable:
Trade	$556	$508
Other	45	42

	$601	$550

Accrued expenses:
Taxes, other than income	$46	$33
Interest	60	59
Payroll and employee benefit costs	206	216
Accrued rebates and allowances	46	43
Environmental and litigation	43	31
Income taxes payable	21	2
Freight	6	11
Restructuring charges	10	22
Other	51	59

	$489	$476

Notes payable and long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Notes Payable and Current Maturities of Long Term Debt and Capital Lease Obligations

Notes payable and current maturities of long-term debt and capital lease obligations consist of the following:

	December 31,
In millions	2011	2010
Other short-term borrowings	$30	$0
Current maturities of long-term debt and capital lease obligations	224	6

	$254	$6

Schedule of Long Term Debt

Long-term debt consists of the following:

	December 31,
In millions	2011	2010
Debentures, rates from 6.80% to 9.75%, due 2017-2047	$1,181	$1,181
Notes, rates from 6.85% to 7.38%, due 2012-2019	471	472
BNDES notes, rate of 5.50%, due 2013-2020	97	0
Sinking fund debentures, rates from 7.50% to 7.65%, due 2014-2027	202	232
Capital lease obligations:
Industrial Development Revenue Bonds, rate 7.67%, due 2027	80	80
Industrial Development Revenue Bonds, rate 6.35%, due 2035	51	51
Industrial Development Revenue Bonds, rate 6.10%, due 2030	7	7
Pollution Control Revenue Bonds, rate 6.375%, due 2026	6	6
Other capital lease obligations	2	3
Other long-term debt	7	16

	2,104	2,048
Less: amounts due within one year	(224)	(6)

Long-term debt	$1,880	$2,042

Outstanding Debt Maturing in Next Five Years	As of December 31, 2011, outstanding debt maturing in the next five years is as follows:

In millions	2012	2013	2014	2015	2016
Outstanding debt maturities	$253	$12	$22	$29	$29

Capital Lease Obligations Maturing in Next Five Years	As of December 31, 2011, capital lease obligations maturing in the next five years are as follows:

In millions	2012	2013	2014	2015	2016
Capital lease obligation maturities	$1	$1	$0	$0	$0

Financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pre-Tax Effect of Derivative Instruments

The pre-tax effect of derivative instruments in the consolidated statements of operations and accumulated other comprehensive income for the three months ended March 31, 2012 and 2011 is presented below.

	Cash flow hedges				Derivatives not designated as hedges
In millions	Foreign currency hedges		Natural gas hedges		Foreign currency derivatives
	2012	2011	2012	2011	2012	2011
Loss recognized in other comprehensive income (effective portion)	$(5)	$(4)	$(8)	$(1)	$0	$0

Gain (loss) reclassified to earnings from accumulated other comprehensive income (effective portion)	$1	$(1)	$(5)	$(3)	$0	$0
(Loss) gain recognized in earnings [1]	0	0	0	0	(6)	6

Total gain (loss) recognized in earnings[2]	$1	$(1)	$(5)	$(3)	$(6)	$6

[1]

Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with those derivatives not designated as hedges.

[2]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.

The pre-tax effect of derivative instruments in the consolidated statements of operations and accumulated other comprehensive income (loss) for the years ended December 31, 2011 and 2010 are presented below:

	Cash flow hedges				Fair value hedges		Derivatives not designated as hedges
	Foreign currency hedges		Natural gas hedges		Interest rate swaps		Foreign currency derivatives
In millions	2011	2010	2011	2010	2011	2010	2011	2010
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$0	$4	$(21)	$(13)	$0	$0	$0	$0

(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	$(4)	$5	$(9)	$(13)	$0	$0	$0	$0
Gain (loss) recognized in earnings [1]	0	0	0	0	0	7	7	(17)

Total (loss) gain recognized in earnings[2]	$(4)	$5	$(9)	$(13)	$0	$7	$7	$(17)

[1]

Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with fair value hedges or those derivatives not designated as hedges.

[2]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.

Fair Values and Effect of Derivative Instruments

The fair values and the effect of derivative instruments on the consolidated balance sheets are presented below:

	Assets (Liabilities)
		Fair Value [1]
In millions	Classification	March 31, 2012	December 31, 2011
Derivatives designated as hedges:
Natural gas	Other long-term obligations	$(2)	$(3)
Natural gas	Accounts payable	(17)	(13)
Foreign currency	Accounts payable	(3)	2

		(22)	(14)
Derivatives not designated as hedges:
Foreign currency	Accounts payable	(1)	(5)

		(1)	(5)

Total derivatives		$(23)	$(19)

[1]	Fair values of derivative instruments are also disclosed in Note 3.

The fair values and the effect of derivative instruments on the consolidated balance sheets are presented below:

	Assets (Liabilities)
		Fair value [1]
In millions	Classification	December 31, 2011	December 31, 2010
Derivatives designated as hedges:
Natural gas	Accounts payable	$(13)	$(5)
Natural gas	Other long term obligations	(3)	0
Foreign currency	Accounts payable	2	0

		(14)	(5)
Derivatives not designated as hedges:
Foreign currency	Other current assets	0	1
Foreign currency	Accounts payable	(5)	(3)

		(5)	(2)

Total derivatives		$(19)	$(7)

[1]	Fair values of derivative instruments are also disclosed in Note A.

Schedule of Notional Amounts and Hedged Consumption of Natural Gas Derivatives	The notional values of these contracts in Million British Thermal Units (“MMBTU’s”) at March 31, 2012 and December 31, 2011 are presented below. In MMBTU’s

March 31, 2012	December 31, 2011
11	13

The notional values of these contracts for hedged consumption in Million British Thermal Units (“MMBTU’s”) at December 31, 2011 and 2010 are presented below.

In MMBTU’s

December 31, 2011	December 31, 2010
13	11

Unrealized gains and losses on contracts maturing in future months are recorded in accumulated other comprehensive income and are charged or credited to earnings for the ineffective portion of the hedge. Once a contract matures, the company has a realized gain or loss on the contract up to the quantities of natural gas in the contract for that particular period, which are charged or credited to earnings when the related hedged item affects earnings. The ineffective portion of these cash flow hedges, as well as realized hedge gains and losses, are recorded within cost of sales in the consolidated statements of operations. The estimated pre-tax loss to be recognized in earnings is $13 million during the next twelve months. As of December 31, 2011, the maximum remaining term of existing hedges was two years. For the years ended December 31, 2011 and 2010, no gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur.

Foreign currency risk

The company uses foreign currency forward contracts to manage some of the foreign currency exchange risks associated with short-term foreign inter-company loans, foreign cash deposits, foreign currency purchases of its international operations, and foreign sales of its U.S. operations. These contracts are used to hedge the variability of exchange rates on the company’s cash flows and foreign cash deposits.

The foreign currency forward contracts related to certain inter-company loans and foreign cash deposits are short term in duration and are not designated as hedging instruments. Gains and losses related to these forward contracts are included in other income, net in the consolidated statements of operations. The notional amounts of these foreign currency forward contracts at December 31, 2011 and 2010 are presented below.

In millions	December 31, 2011	December 31, 2010
Notional amount of foreign currency forward contracts – not designated as hedges	$280	$362

Other foreign currency forward contracts, which are for terms of up to one year, are designated as cash flow hedges. These hedges are used to reduce the foreign currency exposure related to certain foreign and inter-company sales and purchases. For these hedges, realized hedge gains and losses are recorded in net sales and costs of sales in the consolidated statements of operations concurrent with the recognition of the hedged sales and purchases. The ineffective portion of these hedges is also recorded in net sales and cost of sales. The estimated pre-tax gain to be recognized in earnings during the next twelve months is $3 million. As of December 31, 2011, the maximum remaining term of existing hedges was 1 year. For the years ended December 31, 2011 and 2010, no amounts of gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur. The notional amounts of these foreign currency forward contracts at December 31, 2011 and 2010 are presented below.

In millions	December 31, 2011	December 31, 2010
Notional amount of foreign currency forward contracts – designated as hedges	$79	$71

Derivatives designated as hedges
Schedule of Notional Amounts of Foreign Currency Forward Contracts

The notional amounts of these foreign currency forward contracts at March 31, 2012 and December 31, 2011 are presented below.

In millions	March 31, 2012	December 31, 2011
Notional amount of foreign currency forward contracts – designated as hedges	$105	$79

Derivatives not designated as hedges
Schedule of Notional Amounts of Foreign Currency Forward Contracts

The notional amounts of these foreign currency forward contracts at March 31, 2012 and December 31, 2011 are presented below.

In millions	March 31, 2012	December 31, 2011
Notional amount of foreign currency forward contracts – not designated as hedges	$258	$280

Lease commitments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Operating and Capital Lease Commitments

Minimum rental payments pursuant to agreements as of December 31, 2011 under operating leases that have non-cancelable lease terms in excess of 12 months and under capital leases are as follows:

In millions	Operating leases	Capital leases
2012	$50	$12
2013	42	11
2014	34	10
2015	29	10
2016	26	10
Later years	160	274

Minimum lease payments	$341	327

Less: amount representing interest		181

Capital lease obligations		$146

Rental Expense Under Operating Leases	Rental expense under operating leases for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Rental expense under operating leases	$74	$69	$65

Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Components of Accumulated Other Comprehensive Loss

The cumulative components at year end of accumulated other comprehensive loss for 2011 and 2010 are as follows:

	December 31,
In millions	2011	2010
Foreign currency translation	$50	$162
Adjustments related to pension and other benefit plans	(307)	(169)
Unrealized loss on derivative instruments	(8)	(3)

	$(265)	$(10)

Changes In Equity

Changes in equity for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2011	170.9	$2	$3,153	$292	$(265)	$19	$3,201
Net income	0	0	0	49	0	1	50
Other comprehensive income (loss)	0	0	0	0	40	0	40
Dividends declared	0	0	0	(43)	0	0	(43)
Purchase of non-controlling interest	0	0	(4)	0	0	0	(4)
Share-based employee compensation	1.3	0	(7)	0	0	0	(7)
Exercises of stock options	0.6	0	14	0	0	0	14

Balance at March 31, 2012	172.8	$2	$3,156	$298	$(225)	$20	$3,251

Three months ended March 31, 2011	Shareholders’ equity						Total equity
In millions	Outstanding shares	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Non-controlling interests
Balance at December 31, 2010	168.3	$2	$3,075	$219	$(10)	$20	$3,306
Net income	0	0	0	65	0	1	66
Other comprehensive income (loss)	0	0	0	0	69	0	69
Dividends declared	0	0	0	(43)	0	0	(43)
Share-based employee compensation	0.6	0	7	0	0	0	7
Exercises of stock options	0.6	0	10	0	0	0	10

Balance at March 31, 2011	169.5	$2	$3,092	$241	$59	$21	$3,415

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Lattice-Based Option Value Assumptions

A summary of the assumptions is as follows:

Lattice-based option valuation assumptions	2011	2010	2009
Weighted average fair value of stock options granted during the period	$7.93	$6.43	$0.95
Weighted average fair value of SARs granted during the period	8.49	7.61	2.31
Expected dividend yield for stock options	3.40%	3.86%	10.09%
Expected dividend yield for SARs	3.39%	3.86%	10.13%
Expected volatility	34.00%	35.00%	35.00%
Average risk-free interest rate for stock options	1.83%	2.08%	1.43%
Average risk-free interest rate for SARs	1.68%	2.15%	1.64%
Average expected term for stock options and SARs (in years)	7.2	7.3	6.6

Schedule of Stock Options and Stock Appreciation Rights Activity

The following table summarizes stock option and SAR activity in the plans.

Shares in thousands	Options	Weighted average exercise price	SARs	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value (in millions)
Outstanding at December 31, 2008	8,796	$29.16	536	$28.62		$0
Granted	4,752	9.15	139	9.08
Exercised	(134)	26.54	(9)	28.32		0.8
Cancelled	(1,654)	28.67	(23)	25.54

Outstanding at December 31, 2009	11,760	21.14	643	28.79		0
Granted	2,337	23.85	102	23.83
Exercised	(531)	25.42	(21)	24.83		7.8
Cancelled	(1,483)	28.08	(99)	22.12

Outstanding at December 31, 2010	12,083	21.44	625	25.15		76.5
Granted	1,807	29.38	87	29.50
Exercised	(1,976)	19.46	(179)	25.93		23.7
Cancelled	(677)	27.63	(22)	27.78

Outstanding at December 31, 2011	11,237	22.70	511	25.48	6.4 years	86.5
Exercisable at December 31, 2011	6,697	23.51	325	26.43	5.2 years	46.6
Exercisable at December 31, 2010	6,470	25.71	443	27.94	4.7 years	19.6

Schedule of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity in the employee and director plans.

Shares in thousands	Shares	Average grant date fair market value
Outstanding at December 31, 2008	2,503	$29.51
Granted	913	9.07
Forfeited	(429)	28.23
Released	(339)	27.07

Outstanding at December 31, 2009	2,648	23.51
Granted	1,388	23.92
Forfeited	(567)	31.27
Released	(279)	27.17

Outstanding at December 31, 2010	3,190	24.38
Granted	566	27.00
Forfeited	(197)	24.01
Released	(752)	26.92

Outstanding at December 31, 2011	2,807	20.70

Stock Appreciation Rights (SARs) And Stock Options
Pre-Tax Compensation Expense

Pre-tax compensation expense for stock options and SARs and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for stock options and SARs	$11	$9	$11
Tax benefit associated with the pre-tax compensation expense for stock options and SARs	5	4	5

Restricted Stock Units (RSUs)
Pre-Tax Compensation Expense

Pre-tax compensation expense for restricted stock units and the tax benefit associated with this expense for the years ended December 31, 2011, 2010 and 2009 was:

In millions	2011	2010	2009
Pre-tax compensation expense for restricted stock units	$24	$19	$11
Tax benefit associated with the pre-tax compensation expense for restricted stock units	8	6	3

Employee retirement, postretirement and postemployment benefits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Components of Net Periodic Benefit (Income) Cost

The components of net periodic benefit (income) cost for the company’s retirement and post retirement plans for the three months ended March 31, 2012 and 2011 are presented below.

	Three months ended March 31,
In millions	Pension benefits		Postretirement benefits
	2012	2011	2012	2011
Service cost - benefits earned during the period	$12	$11	$1	$1
Interest cost on projected benefit obligation	33	36	1	1
Expected return on plan assets	(73)	(71)	0	0
Amortization of prior service income	0	0	(1)	(1)
Amortization of net actuarial loss	13	4	0	0
Curtailment gain	0	(3)	0	0

Net periodic benefit (income) cost	$(15)	$(23)	$1	$1

Net periodic benefit (income) cost – continuing operations	$(16)	$(21)	$1	$1

Schedule of Changes In Accumulated Postemployment Benefit Obligations

The following table also sets forth the funded status of the plans and amounts recognized in the consolidated balance sheets at December 31, 2011 and 2010, based on a measurement date of December 31 for each period.

Obligations, assets and funded status

	Qualified U.S. Retirement Plans		Nonqualified U.S. and Non - U.S. Retirement Plans		Postretirement Benefits
	Years ended December 31,		Years ended December 31,		Years ended December 31,
In millions	2011	2010	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$2,637	$2,460	$181	$176	$102	$105
Service cost	37	41	5	4	6	3
Interest cost	134	134	11	11	13	6
Net actuarial losses	356	152	44	7	14	1
Plan amendments	0	7	0	0	0	1
Foreign currency exchange rate changes	0	0	(2)	(4)	0	0
Employee contributions	0	0	0	0	10	11
Termination benefit costs	2	7	0	0	0	0
Curtailments	(1)	(1)	0	(1)	0	(2)
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Benefit obligation at end of year	$3,004	$2,637	$193	$181	$122	$102

Change in plan assets:
Fair value of plan assets at beginning of year	$3,678	$3,398	$55	$44	$0	$0
Actual return on plan assets	450	443	8	4	0	0
Company contributions	0	0	13	19	13	12
Foreign currency exchange rate changes	0	0	0	0	0	0
Employee contributions	0	0	0	0	10	11
Settlements	0	0	(36)	0	0	0
Benefits paid (including termination benefits)	(161)	(163)	(10)	(12)	(23)	(23)

Fair value of plan assets at end of year	$3,967	$3,678	$30	$55	$0	$0

Over (under) funded status at end of year	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in the balance sheet consist of:
Noncurrent assets – prepaid asset	$963	$1,041	$6	$11	$0	$0
Current liabilities	0	0	(10)	(4)	(11)	(12)
Noncurrent liabilities	0	0	(159)	(133)	(111)	(90)

Total net asset (liability)	$963	$1,041	$(163)	$(126)	$(122)	$(102)

Amounts recognized in accumulated other comprehensive loss (pre-tax) consist of:

Net actuarial loss (gain)	$450	$275	$61	$38	$(3)	$(18)
Prior service (benefit) cost	(5)	(1)	(3)	(4)	(23)	(25)

Total loss (gain) recognized in accumulated other comprehensive loss	$445	$274	$58	$34	$(26)	$(43)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31:

In millions	2011	2010
Projected benefit obligation	$191	$160
Accumulated benefit obligation	176	147
Fair value of plan assets	30	20

Schedule of Assumptions Used

The weighted average assumptions used to determine net periodic pension income and net postretirement benefits (income) cost for the years presented:

	Years ended December 31,
	2011	2010	2009
Retirement benefits:
Discount rate	5.25%	5.50%	6.25%
Rate of compensation increase	3.49%	3.98%	3.98%
Expected return on plan assets	7.96%	7.98%	7.98%

Postretirement benefits:
Discount rate	4.87%	5.75%	6.26%
Healthcare cost increase	7.51%	7.76%	7.99%
Prescription drug cost increase	8.00%	8.99%	9.47%

Schedule of Allocation of Plan Assets

The MeadWestvaco U.S. retirement plan asset allocation at December 31, 2011 and 2010, long-term target allocation, and expected long-term rate of return by asset category are as follows:

	Target allocation	Percentage of plan assets at December 31,		Weighted average expected long-term rate of return
Asset category:		2011	2010	2011
Equity securities	31%	28%	35%	10.8%
Debt securities	61%	66%	60%	6.1%
Real estate and private equity	8%	6%	5%	12.5%

Total	100%	100%	100%

Schedule of Estimated Future Benefit Payments

The table below presents estimated future benefit payments, substantially all of which are expected to be funded from plan assets.

In millions	Retirement benefits	Postretirement benefits before Medicare Part D subsidy	Medicare Part D subsidy
2012	$197	$11	$1
2013	196	11	1
2014	197	10	1
2015	199	10	1
2016	202	10	1
2017 – 2021	1,024	49	2

Defined Benefit Plan Benefit Obligations
Schedule of Assumptions Used

The weighted average assumptions used to determine the company’s benefit obligations at December 31:

	2011	2010
Retirement benefits:
Discount rate	4.27%	5.25%
Rate of compensation increase	2.51%	3.49%

Postretirement benefits:
Discount rate	4.64%	4.87%
Healthcare cost increase	7.57%	7.51%
Prescription drug cost increase	8.01%	8.00%

Pension Benefits
Components of Net Periodic Benefit (Income) Cost

The components of net periodic benefit (income) cost for the company’s retirement plans for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$42	$45	$46
Interest cost on projected benefit obligation	145	145	155
Expected return on plan assets	(285)	(274)	(268)
Amortization of prior service cost	1	2	2
Amortization of net actuarial loss	15	10	2

Pension income before settlements, curtailments and termination benefits	(82)	(72)	(63)
Curtailments[1]	0	4	(6)
Settlements[2]	10	0	0
Termination benefits	2	1	1

Net periodic pension (income) cost	$(70)	$(67)	$(68)

Net periodic benefit (income) cost – continuing operations	$(82)	$(83)	$(77)

[1]

For the year ended December 31, 2011, the company recorded within discontinued operations a curtailment gain pursuant to the 2011 sale of the company’s Envelope Products business and recorded within discontinued operations a curtailment loss pursuant to the spin-off of the C&OP business. For the years ended December 31, 2010 and 2009, the company recorded within income from continuing operations a curtailment loss and gain, respectively as a result of restructuring activities.

[2]	For the year ended December 31, 2011, the company recorded within discontinued operations a settlement pursuant to the 2010 sale of the company’s Media and Entertainment Packaging business.

Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$223	$(17)
Amortization of net actuarial loss	(15)	(10)
Prior service cost (benefit)	0	2
Amortization of prior service cost	(1)	(2)
Curtailments	(2)	(6)
Settlements	(10)	0

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$195	$(33)

Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	$125	$(100)

Postretirement Benefits
Components of Net Periodic Benefit (Income) Cost

The components of net postretirement benefits cost (income) for the years ended December 31, 2011, 2010 and 2009 are presented below.

	Years ended December 31,
In millions	2011	2010	2009
Service cost-benefits earned during the period	$6	$3	$3
Interest cost	13	6	7
Net amortization	(3)	(4)	2
Curtailments[1]	0	(8)	0

Net periodic postretirement benefits cost (income)	$16	$(3)	$12

[1]	For the years ended December 31, 2010, the company recorded within income from continuing operations a curtailment gain as a result of restructuring activities.

Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

The pre-tax components of other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):

	2011	2010
Net actuarial loss (gain)	$14	$(3)
Prior service cost (benefit)	0	2
Net amortization	3	4
Curtailments	0	8

Total pre-tax loss (gain) recognized in other comprehensive income (loss)	$17	$11

Total pre-tax loss recognized in net periodic postretirement benefits cost and other comprehensive income (loss):	$33	$8

Restructuring charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Restructuring Charges Attributable to Individual Segments

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the three months ended March 31, 2012 and 2011 are presented below.

Three months ended March 31, 2012

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$1	$1	$2	$0	$0	$0	$1	$1	$2
Home, Health & Beauty	0	1	1	0	0	0	0	1	1
Industrial	4	0	4	0	0	0	4	0	4
All other	0	2	2	0	1	1	0	3	3

Total charges	$5	$4	$9	$0	$1	$1	$5	$5	$10

Three months ended March 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$2	$0	$2	$1	$0	$1	$3	$0	$3
All other	0	1	1	0	3	3	0	4	4

Total charges	$2	$1	$3	$1	$3	$4	$3	$4	$7

Restructuring charges attributable to individual segments and by nature of cost, as well as cost of sales (“COS”) and selling, general and administrative expenses (“SG&A”) classification in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 are presented below.

Year ended December 31, 2011

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$5	$3	$8	$3	$0	$3	$8	$3	$11
Home, Health & Beauty	3	1	4	0	0	0	3	1	4
Industrial	0	1	1	0	0	0	0	1	1
All other(1)	0	6	6	1	7	8	1	13	14

Total charges	$8	$11	$19	$4	$7	$11	$12	$18	$30

(1)	Includes $7 million related to employee relocation costs.

Year ended December 31, 2010

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$27	$5	$32	$5	$0	$5	$32	$5	$37
Home, Health & Beauty	(1)	1	0	2	0	2	1	1	2
Industrial	0	0	0	3	0	3	3	0	3
All other(1)	0	5	5	(1)	5	4	(1)	10	9

Total charges	$26	$11	$37	$9	$5	$14	$35	$16	$51

(1)	Includes $5 million related to employee relocation costs.

Year ended December 31, 2009

In millions	Employee-related costs			Asset write-downs and other costs			Total
	COS	SG&A	Total	COS	SG&A	Total	COS	SG&A	Total
Food & Beverage	$7	$12	$19	$37	$0	$37	$44	$12	$56
Home, Health & Beauty	11	7	18	33	0	33	44	7	51
Industrial	1	1	2	3	0	3	4	1	5
All other	0	6	6	42	7	49	42	13	55

Total charges	$19	$26	$45	$115	$7	$122	$134	$33	$167

Schedule of Restructuring Reserve

Activity in the restructuring reserve balances was as follows for the three months ended March 31, 2012:

In millions	Employee related	Other	Total
Balance at December 31, 2011	$18	$3	$21
Charges	9	1	10
Payments	(4)	(3)	(7)

Balance at March 31, 2012	$23	$1	$24

The activity in the accrued restructuring balances was as follows for the year ended December 31, 2008 to the year ended December 31, 2011:

In millions	Employee Costs			Other Costs			Total
	2005 program	2008 program	Total	2005 program	2008 program	Total	2005 program	2008 program	Total
Balance at December 31, 2008	$13	$24	$37	$5	$0	$5	$18	$24	$42
Current charges	0	52	52	4	11	15	4	63	67
Payments	(13)	(41)	(54)	(5)	(11)	(16)	(18)	(52)	(70)

Balance at December 31, 2009	0	35	35	4	0	4	4	35	39
Current charges	0	37	37	1	3	4	1	40	41
Payments	0	(41)	(41)	(1)	(3)	(4)	(1)	(44)	(45)

Balance at December 31, 2010	0	31	31	4	0	4	4	31	35
Current charges	0	19	19	0	6	6	0	25	25
Payments	0	(32)	(32)	(1)	(6)	(7)	(1)	(38)	(39)

Balance at December 31, 2011	$0	$18	$18	$3	$0	$3	$3	$18	$21

Other income, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Other Income, Net

Other income, net is comprised of the following for the three months ended March 31, 2012 and 2011:

In millions	Three months ended March 31,
	2012	2011
Interest income	$4	$5
Equity investment gain	0	10
Other	6	5

	$10	$20

Components of other income, net are as follows:

	Years ended December 31,
In millions	2011	2010	2009
Interest income	$23	$17	$15
Charges from early extinguishments of debt	0	(6)	(23)
Equity investment gain[1]	10	0	0
Foreign currency exchange gains (losses)	2	(3)	3
Gains on sales of certain assets	0	0	16
Alternative fuel mixture credit[2]	0	0	375
Other, net	(7)	0	(8)

	$28	$8	$378

[1]

For the year ending December 31, 2011, the company recorded a pre-tax gain of $10 million pursuant to the sale of commercial real estate consummated through an equity investment held by the Community Development and Land Management segment.

[2]	Through December 31, 2009, the U.S. Internal Revenue Code allowed an excise tax credit for alternative fuel mixtures produced by a taxpayer for use as a fuel in a taxpayer’s trade or business.

Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Earnings from Continuing Operations Before Income Taxes

Earnings from continuing operations before income taxes are comprised of the following:

	Years ended December 31,
In millions	2011	2010	2009
U.S. earnings	$164	$97	$182
Foreign earnings	153	102	92

	$317	$199	$274

Schedule of Components of Income Tax Provision

The significant components of the income tax provision are as follows:

	Years ended December 31,
In millions	2011	2010	2009
Current:
U.S. federal	$25	$(8)	$108
State and local	3	3	8
Foreign	65	80	52

	93	75	168

Deferred:
U.S. federal	43	(11)	(9)
State and local	6	(26)	(2)
Foreign	12	(22)	(7)

Provision (benefit) for deferred income taxes	61	(59)	(18)

Less: Allocation to discontinued operations	(58)	(7)	(40)

Income tax provision attributable to continuing operations	$96	$9	$110

Reconciliation of U S Federal Statutory Rate and Actual Income Tax Provision

The following table summarizes the major differences between taxes computed at the U.S. federal statutory rate and the actual income tax provision attributable to continuing operations:

	Years ended December 31,
In millions	2011	2010	2009
Income tax provision computed at the U.S. federal statutory rate of 35%	$111	$70	$96
State and local income taxes, net of federal benefit	4	(2)	3
Foreign income tax rate differential and other items	(25)	(8)	(15)
Valuation allowances	1	(25)	(5)
Credits	(1)	(22)	(6)
Tax charge related to Brazilian tax audit	23	21	26
Settlements of tax audits and other	(17)	(25)	11

Income tax provision attributable to continuing operations	$96	$9	$110

Effective tax rate attributable to continuing operations	30%	5%	40%

Schedule of Deferred Tax Assets and Liabilities

The current and non-current deferred tax assets and liabilities are as follows:

	December 31,
In millions	2011	2010
Deferred tax assets:
Employee benefits	$162	$166
Postretirement benefit accrual	33	31
Other accruals and reserves	77	70
Net operating loss and other credit carry-forwards	139	202
Other	16	22

Total deferred tax assets	427	491
Valuation allowances	(43)	(71)

Net deferred tax assets	384	420

Deferred tax liabilities:
Depreciation and depletion	(821)	(826)
Nontaxable pension asset	(355)	(404)
Amortization of identifiable intangibles	(88)	(98)
Other	(29)	(18)

Total deferred tax liabilities	(1,293)	(1,346)

Net deferred liability	$(909)	$(926)

Included in the balance sheet:
Current assets - deferred tax asset	$6	$28
Noncurrent net deferred tax liability	(915)	(954)

Net deferred liability	$(909)	$(926)

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows for the years ended December 31, 2011, 2010 and 2009:

In millions
Balance at December 31, 2008	$123
Additions based on tax positions related to the current year	153
Additions for tax positions of prior years	33
Reductions for tax positions of prior years	(5)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(21)
Foreign currency translation	13

Balance at December 31, 2009	295
Additions based on tax positions related to the current year	20
Additions for tax positions of prior years	34
Reductions for tax positions of prior years	(34)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(16)
Foreign currency translation	3

Balance at December 31, 2010	301
Additions based on tax positions related to the current year	11
Additions for tax positions of prior years	6
Reductions for tax positions of prior years	(4)
Reductions for tax positions due to lapse of statute	(1)
Settlements	(36)
Foreign currency translation	(9)

Balance at December 31, 2011	$268

Schedule of Effective Tax Rates Attributable to Continuing Operations	For the three months ended March 31, 2012 and 2011, the effective tax rates attributable to continuing operations were as follows:

	Three months ended March 31,
	2012	2011
Effective tax rate	37%	32%

Dispositions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations in Consolidated Statements of Operations

Below are amounts attributed to the above dispositions included in discontinued operations in the consolidated statements of operations.

	Year ended December 31,
In millions, except per share amounts	2011	2010	2009
Net sales	$761	$1,222	$1,391

Cost of sales[1,4]	503	945	1,079
Selling, general and administrative expenses[2,4]	158	182	193
Interest expense	16	22	23
Other (income) expense, net[3]	(3)	146	(5)

Income (loss) before income taxes	87	(73)	101

Income tax provision (benefit)	58	7	40

Net income (loss)	$29	$(80)	$61

Net income (loss) per share
Basic	$0.18	$(0.47)	$0.35
Diluted	$0.17	$(0.46)	$0.35

[1]

For the year ended December 31, 2011 there are no restructuring charges included in cost of sales. For the years ended December 31, 2010 and 2009, cost of sales includes restructuring charges of $1 million and $16 million, respectively.

[2]

For the year ended December 31, 2011 there are no restructuring charges included in selling, general and administrative expenses. For the years ended December 31, 2010, and 2009, selling, general and administrative expenses include restructuring charges of $4 million and $6 million, respectively.

[3]	Other expense in 2010 includes a loss on sale of the Media and Entertainment Packaging business of $153 million.
[4]

For the year ended December 31, 2011 pursuant to the 2010 sale of the Media and Entertainment Packaging business, selling, general and administrative expenses include a pension settlement loss of $10 million. For the year ended December 31, 2010 pursuant to the sale of the Envelope Products business that closed on February 1, 2011, cost of sales includes an impairment charge of allocated goodwill of $7 million, an impairment charge of long-lived assets of $6 million and a pension curtailment charge of $5 million; selling, general and administrative expenses include a pension curtailment charge of $1 million.

Discontinued Operations in Consolidated Balance Sheet

The following table shows the major categories of assets and liabilities related to the C&OP business that are classified as discontinued operations in the consolidated balance sheet at March 31, 2012 and December 31, 2011:

In millions	March 31, 2012	December 31, 2011
Accounts receivable, net	$95	$257
Inventories	97	70
Other current assets	22	26

Current assets	214	353

Property, plant and equipment, net	87	89
Goodwill	165	164
Other assets	101	100

Non-current assets	353	353

Accounts payable	32	35
Accrued expenses	60	101

Current liabilities	92	136
Other long-term liabilities	47	43

The following table shows the major categories of assets and liabilities that are classified as discontinued operations in the consolidated balance sheet at December 31, 2011 and 2010:

	December 31,
In millions	2011	2010
Accounts receivable, net	$257	$297
Inventories	70	113
Other current assets	26	26

Current assets	353	436

Property, plant and equipment, net	89	120
Goodwill	164	172
Other assets	100	119

Non-current assets	353	411

Accounts payable	35	51
Accrued expenses	101	142
Notes payable and current maturities of long-term debt	0	1

Current liabilities	136	194

Other long-term liabilities	43	47

Discontinued Operations in Consolidated Statements of Operations

The following table shows the major categories for discontinued operations in the consolidated statements of operations for the three months ended March 31, 2012 and 2011:

In millions, except per share amounts	Three months ended March,
	2012	2011
Net sales	$107	$134

Cost of sales	73	101
Selling, general and administrative expenses	36	30
Interest expense	3	4
Other (income) expense, net	(2)	6

Income before income taxes	(3)	(7)

Income tax benefit	2	2

Net loss	$(1)	$(5)

Net income per share
Basic	$(0.01)	$(0.03)
Diluted	$(0.01)	$(0.02)

Cash flow (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Changes in Current Assets and Liabilities

Changes in current assets and liabilities, net of acquisitions and dispositions, were as follows:

	Years ended December 31,
In millions	2011	2010	2009
(Increase) decrease in:
Receivables	$(41)	$(39)	$14
Inventories	(35)	(94)	87
Prepaid expenses	6	19	9

Increase (decrease) in:
Accounts payable and accrued expenses	2	43	117
Income taxes payable	24	37	(58)

	$(44)	$(34)	$169

Schedule of Cash Paid

	Years ended December 31,
In millions	2011	2010	2009
Cash paid for:
Interest	$166	$172	$197
Less capitalized interest	(11)	(2)	(3)

Interest paid, net	$155	$170	$194

Income tax (refund) paid, net	$61	$(36)	$66

Segment information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Schedule of Sales and Long Lived Assets Net by Geographical Areas

The below table reflects amounts on a continuing operations basis.

	Years ended December 31,
In millions	2011	2010	2009
Net sales[1]
U.S.[2]	$3,497	$3,285	$3,149
Brazil	554	480	413
Other Non-U.S.	1,267	1,181	1,096

Net sales	$5,318	$4,946	$4,658

Long-lived assets, net
U.S.	$3,684	$3,752	$3,679
Brazil	593	339	324
Other Non-U.S.	498	521	514

Long-lived assets	$4,775	$4,612	$4,517

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Export sales from the U.S. were $905 million, $816 million, and $744 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Schedule of Segment Reporting Information, by Segment

Segment results for the three months ended March 31, 2012 and 2011 are as follows:

Three months ended March 31, 2012	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$747	$0	$747	$63
Home, Health & Beauty	200	0	200	12
Industrial	114	0	114	19
Specialty Chemicals	207	0	207	58
Community Development and Land Management	45	1	46	14

Total	1,313	1	1,314	166
Corporate and Other	0	0	0	(86)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,313	$0	$1,313	$81

Three months ended March 31, 2011	Sales			Segment profit
In millions	Trade	Inter-segment	Total
Food & Beverage	$714	$0	$714	$82
Home, Health & Beauty	196	0	196	8
Industrial	121	0	121	20
Specialty Chemicals	177	0	177	49
Community Development and Land Management	42	1	43	30

Total	1,250	1	1,251	189
Corporate and Other	0	0	0	(85)
Non-controlling interests	0	0	0	1
Intersegment eliminations	0	(1)	(1)	0

Consolidated totals	$1,250	$0	$1,250	$105

Financial information by segment and Corporate and Other follows:

In millions	Trade sales	Inter- segment sales	Total sales	Segment profit	Depreciation, depletion and amortization	Segment assets	Capital expenditures
Year ended December 31, 2011
Food & Beverage	$3,076	$2	$3,078	$312	$218	$2,685	$223
Home, Health & Beauty	766	0	766	34	68	816	51
Industrial	507	0	507	80	22	711	311
Specialty Chemicals	811	0	811	203	29	459	29
Community Development and Land Management	158	3	161	63	10	384	6

Total	5,318	5	5,323	692	347	5,055	620
Corporate and Other[1]	0	0	0	(379)	20	3,002	35
Assets of discontinued operations	0	0	0	0	0	706	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(5)	(5)	0	0	0	0

Consolidated totals[3]	$5,318	$0	$5,318	$317	$367	$8,763	$655

Year ended December 31, 2010
Food & Beverage	$2,884	$3	$2,887	$247	$217	$2,637	$129
Home, Health & Beauty	751	0	751	51	64	854	25
Industrial	468	0	468	84	19	481	26
Specialty Chemicals	679	1	680	141	30	430	22
Community Development and Land Management	164	4	168	67	7	370	5

Total	4,946	8	4,954	590	337	4,772	207
Corporate and Other[1]	0	0	0	(395)	23	3,196	22
Assets of discontinued operations[2]	0	0	0	0	0	846	0
Non-controlling interests	0	0	0	4	0	0	0
Inter-segment eliminations	0	(8)	(8)	0	0	0	0

Consolidated totals[3]	$4,946	$0	$4,946	$199	$360	$8,814	$229

Year ended December 31, 2009
Food & Beverage	$2,791	$1	$2,792	$190	$227	$2,676	$106
Home, Health & Beauty	759	0	759	25	71	837	33
Industrial	371	0	371	61	18	447	17
Specialty Chemicals	499	4	503	56	28	394	28
Community Development and Land Management	189	4	193	99	8	356	5

Total	4,609	9	4,618	431	352	4,710	189
Corporate and Other[1,4]	49	0	49	(157)	24	3,191	25
Assets of discontinued operations[2]	0	0	0	0	0	1,120	0
Non-controlling interests	0	0	0	0	0	0	0
Inter-segment eliminations	0	(9)	(9)	0	0	0	0

Consolidated totals[3]	$4,658	$0	$4,658	$274	$376	$9,021	$214

[1]

Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.

[2]

Assets of discontinued operations at December 31, 2011 represent the assets of the C&OP business. Assets of discontinued operations at December 31, 2010 represent the assets of the C&OP and Envelope Products businesses. Assets of discontinued operations at December 31, 2009 represent the assets of the C&OP, Envelope Products and the Media and Entertainment Packaging businesses. See Note R for further discussion.

[3]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[4]	Revenue included in Corporate and Other in 2009 includes sales from the company’s specialty papers operation, which was sold in the fourth quarter of 2009.

Selected quarterly information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Selected Quarterly Information

The below information is unaudited.

	Years ended December 31,
In millions, except per share data	2011[1]	2010[2]
Sales:
First	$1,250	$1,151
Second	1,375	1,258
Third	1,411	1,274
Fourth	1,282	1,263

Year	$5,318	$4,946

Gross profit:
First	$284	$199
Second	313	244
Third	321	266
Fourth[3]	207	251

Year[3]	$1,125	$960

Net income (loss) attributable to the company:
First	$65	$24
Second	89	50
Third	117	(15)
Fourth[3]	(25)	47

Year[3]	$246	$106

Net income (loss) attributable to the company per diluted share:
First	$0.38	$0.14
Second	0.51	0.29
Third	0.67	(0.09)
Fourth[3]	(0.14)	0.28

[1]

First quarter 2011 results include after-tax restructuring charges of $4 million, or $0.03 per share, and an after-tax loss from discontinued operations of $5 million, or $0.02 per share. Second quarter 2011 results include after-tax restructuring charges of $5 million, or $0.03 per share and after-tax income from discontinued operations of $20 million or $0.11 per share. Third quarter 2011 results include after-tax restructuring charges of $4 million, or $0.02 per share and after-tax income of from discontinued operations of $32 million or $0.18 per share. Fourth quarter 2011 results include after-tax restructuring charges of $6 million, or $0.04 per share, and after-tax loss from discontinued operations of $18 million, or $0.10 per share.

[2]

First quarter 2010 results include an income tax benefit of $10 million, or $0.06 per share, related to favorable domestic tax audit settlements, after-tax restructuring charges of $3 million, or $0.02 per share, and an after-tax loss from discontinued operations of $5 million, or $0.03 per share. Second quarter 2010 results include after-tax restructuring charges of $9 million, or $0.05 per share, and after-tax income from discontinued operations of $8 million, or $0.05 per share. Third quarter 2010 results include an income tax benefit from cellulosic biofuel producer credits of $15 million, or $0.09 per share, after-tax restructuring charges of $10 million, or $0.06 per share, an after-tax charge of $4 million, or $0.02 per share, from early extinguishment of debt, and an after-tax loss from discontinued operations of $93 million, or $0.54 per share. Fourth quarter 2010 results include after-tax restructuring charges of $12 million, or $0.07 per share, an after-tax gain of $5 million, or $0.03 per share, related to a pension curtailment, an income tax benefit from cellulosic biofuel producer credits of $5 million, or $0.03 per share, and after-tax income from discontinued operations of $10 million, or $0.06 per share.

[3]

Fourth quarter and full-year 2011 results, as previously reported in the company’s earnings release dated January 25, 2012, were subsequently adjusted to include non-cash expenses of $15 million before taxes ($10 million after taxes or $0.05 per share) primarily pursuant to the recognition of a projected benefit obligation related to a post-retirement benefit plan.

Income per common share (Tables)	3 Months Ended
Mar. 31, 2012
Dilutive Shares Excluded from Calculation of Diluted Net Income Per Share	The number of potentially dilutive shares excluded from the calculation of diluted net income per share is presented below.

	Three Months Ended March 31,
In millions	2012	2011
Anti-dilutive shares	2	4

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Assets Leased to Others	Dec. 31, 2011 Maximum	Dec. 31, 2011 Maximum Software and Software Development Costs	Oct. 01, 2011 Minimum	Dec. 31, 2011 Minimum Software and Software Development Costs	Dec. 31, 2011 Building Maximum	Dec. 31, 2011 Building Minimum	Dec. 31, 2011 Machinery and Equipment Maximum	Dec. 31, 2011 Machinery and Equipment Minimum
Significant Accounting Policies [Line Items]
Cash equivalents, maturity period							3 months
Estimated useful life, years						10 years		21 years		3 years	40 years	20 years	30 years	5 years
Minimum percentage of downward shift in operating profits from projected levels to trigger impairment analysis									25.00%
Research and development expense			$ 46	$ 39	$ 40
Anti-dilutive shares	2	4	4.1	7.9	8

Fair Value Measurements - Additional Information (Detail) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Transfers of assets between Level 1 and Level 2	$ 0	$ 0	$ 0	$ 0
Transfers of liabilities between Level 1 and Level 2	0	0	0	0
Book value of debt	2,100,000,000	2,104,000,000		2,048,000,000
Estimated fair value of debt	$ 2,300,000,000	$ 2,200,000,000

Fair Value Measurements on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			$ 0		$ 1
Derivatives-liabilities	(23)		(19)		(8)
Cash equivalents	368		549		646
Pension plan assets			3,997		3,733
Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			524		605
Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			4		6
Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			989		875
Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			774		719
Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			69		5
Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			209		133
Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46		53
Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			1,093		1,124
Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46		58
103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			259		151
Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			(16)		4
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			0	[1]	0	[1]
Derivatives-liabilities	0	[1]	0	[1]	0	[1]
Cash equivalents	368	[1]	549	[1]	646	[1]
Pension plan assets			621	[1]	581	[1]
Level 1 | Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			514	[1]	594	[1]
Level 1 | Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			3	[1]	5	[1]
Level 1 | Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			82	[1]	0	[1]
Level 1 | Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			60	[1]	0	[1]
Level 1 | Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | 103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[1]	0	[1]
Level 1 | Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			(38)	[1]	(18)	[1]
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			0	[2]	1	[2]
Derivatives-liabilities	(23)	[2]	(19)	[2]	(8)	[2]
Cash equivalents	0	[2]	0	[2]	0	[2]
Pension plan assets			3,021	[2]	2,921	[2]
Level 2 | Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			10	[2]	11	[2]
Level 2 | Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			1	[2]	1	[2]
Level 2 | Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			904	[2]	864	[2]
Level 2 | Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			768	[2]	707	[2]
Level 2 | Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	5	[2]
Level 2 | Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	0	[2]
Level 2 | Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	0	[2]
Level 2 | Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			1,033	[2]	1,124	[2]
Level 2 | Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46	[2]	58	[2]
Level 2 | 103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			259	[2]	151	[2]
Level 2 | Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[2]	0	[2]
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Derivatives-assets			0	[3]	0	[3]
Derivatives-liabilities	0	[3]	0	[3]	0	[3]
Cash equivalents	0	[3]	0	[3]	0	[3]
Pension plan assets			355	[3]	231	[3]
Level 3 | Equity Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Preferred Stock
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Government Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			3	[3]	11	[3]
Level 3 | Corporate Debt Investments
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			6	[3]	12	[3]
Level 3 | Derivatives
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			69	[3]	0	[3]
Level 3 | Partnerships And Joint Ventures
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			209	[3]	133	[3]
Level 3 | Real Estate
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			46	[3]	53	[3]
Level 3 | Common Collective Trust
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Registered Investment Companies
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | 103-12 Investment Entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			0	[3]	0	[3]
Level 3 | Other Pension (Payables) Receivables
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Pension plan assets			$ 22	[3]	$ 22	[3]

[1]	Quoted prices in active markets for identical assets.
[2]	Quoted prices for similar assets and liabilities in active markets.
[3]	Significant unobservable inputs.

Schedule of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 231	$ 183
Purchases	107	83
Sales	(80)	(50)
Realized gains (losses)	4	1
Unrealized gains (losses)	98	17
Transfers in (out) of Level 3	(5)	(3)
Ending balance	355	231
Equity Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	1
Purchases	0	0
Sales	0	(1)
Realized gains (losses)	0	0
Unrealized gains (losses)	0	0
Transfers in (out) of Level 3	0	0
Ending balance	0	0
Government Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	11	0
Purchases	1	11
Sales	(5)	(1)
Realized gains (losses)	0	0
Unrealized gains (losses)	(1)	0
Transfers in (out) of Level 3	(3)	1
Ending balance	3	11
Corporate Debt Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	12	13
Purchases	2	14
Sales	(6)	(10)
Realized gains (losses)	0	0
Unrealized gains (losses)	0	(1)
Transfers in (out) of Level 3	(2)	(4)
Ending balance	6	12
Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0	0
Purchases	14	0
Sales	(23)	0
Realized gains (losses)	10	0
Unrealized gains (losses)	68	0
Transfers in (out) of Level 3	0	0
Ending balance	69	0
Partnerships And Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	133	104
Purchases	86	43
Sales	(25)	(27)
Realized gains (losses)	1	(4)
Unrealized gains (losses)	14	17
Transfers in (out) of Level 3	0	0
Ending balance	209	133
Real Estate
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	53	44
Purchases	3	7
Sales	(20)	(1)
Realized gains (losses)	(6)	1
Unrealized gains (losses)	16	2
Transfers in (out) of Level 3	0	0
Ending balance	46	53
Other Pension (Payables) Receivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	22	21
Purchases	1	8
Sales	(1)	(10)
Realized gains (losses)	(1)	4
Unrealized gains (losses)	1	(1)
Transfers in (out) of Level 3	0	0
Ending balance	$ 22	$ 22

Current Assets - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Dec. 31, 2011
Cash equivalents	$ 646		$ 368	$ 549
Allowance for doubtful accounts	16			15
Receivables from sources other than trade	74			71
Percentage of LIFO inventory	58.00%			59.00%
LIFO inventory current costs	$ 702			$ 742
Increase (decrease) in earnings per share due to effect of LIFO layer	$ (0.01)	$ 0.02

Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Raw materials	$ 155	$ 156	$ 143
Production materials, stores and supplies	88	85	84
Finished and in-process goods	402	338	327
Total inventories	$ 645	$ 579	$ 554

Schedule of Accumulated Depreciation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and depletion expense	$ 301	$ 293	$ 303
Accumulated depreciation	$ 3,579	$ 3,414		$ 3,660

Schedule of Property Plant Equipment and Forestlands (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Land and land improvements		$ 250	$ 255
Buildings and leasehold improvements		756	761
Machinery and other		5,145	5,030
Property, plant and equipment, gross, total		6,151	6,046
Less: accumulated depreciation	(3,660)	(3,579)	(3,414)
Property, plant and equipment gross, after accumulated depreciation		2,572	2,632
Forestlands		352	328
Construction-in-progress		518	199
Property, plant, equipment and forestlands, net, total	$ 3,507	$ 3,442	$ 3,159

Schedule of Goodwill Allocated to Segments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Continuing Operations	Dec. 31, 2010 Continuing Operations	Dec. 31, 2011 Continuing Operations Food & Beverage	Dec. 31, 2010 Continuing Operations Food & Beverage	Dec. 31, 2011 Continuing Operations Home, Health & Beauty	Dec. 31, 2010 Continuing Operations Home, Health & Beauty	Dec. 31, 2011 Continuing Operations Specialty Chemicals	Dec. 31, 2010 Continuing Operations Specialty Chemicals	Dec. 31, 2011 Segment, Discontinued Operations	Dec. 31, 2010 Segment, Discontinued Operations	Dec. 31, 2011 Segment, Continuing and Discontinued Operations	Dec. 31, 2010 Segment, Continuing and Discontinued Operations	Dec. 31, 2009 Segment, Continuing and Discontinued Operations
Goodwill [Line Items]
Goodwill	$ 671	$ 668	$ 640	$ 668	$ 640	$ 276	$ 267	$ 382	$ 364	$ 10	$ 9			$ 832	$ 812	$ 818
Discontinued operations	$ 165	$ 164	$ 172									$ 164	$ 172

Schedule of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Mar. 31, 2012	Dec. 31, 2011 Segment, Continuing and Discontinued Operations	Dec. 31, 2010 Segment, Continuing and Discontinued Operations	Dec. 31, 2009 Segment, Continuing and Discontinued Operations
Goodwill [Line Items]
Beginning balance, Carrying Amount Of Goodwill	$ 640				$ 671	$ 832	$ 812	$ 818
Goodwill acquired during the year	30	[1]	19	[1]
Impairment losses	0	[2]	(7)	[2]
Goodwill related to sale of business unit	0	[3]	(9)	[3]
Adjustments	(10)	[4]	(9)	[4]
Ending Balance, Carrying Amount Of Goodwill	668		640		671	832	812	818
Beginning balance, Accumulated impairment losses	(7)		0
Ending balance, Accumulated impairment losses	$ (7)		$ (7)

[1]	Goodwill acquired in 2011 related to the company's acquisition of a dispensing closures manufacturer during the fourth quarter of 2011. Goodwill acquired in 2010 related to the company's acquisition of a trigger sprayer manufacturer during the fourth quarter of 2010. See Note Q for further discussion.
[2]	In connection with the company's 2010 presentation of the Envelope Products business as a discontinued operation, $7 million of goodwill related to the Consumer & Office Products segment was allocated to the Envelope Products business and impaired as of December 31, 2010. See Note R for further discussion.
[3]	In connection with the sale of the company's Media and Entertainment Packaging business on September 30, 2010, $9 million of goodwill related to the former Consumer Solutions segment was allocated to and included in the pre-tax loss on sale. See Note R for further discussion.
[4]	Represents foreign currency translations and tax adjustments.

Schedule of Changes in Carrying Amount of Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2010 Segment, Discontinued Operations Envelope Products	Sep. 30, 2010 Segment, Discontinued Operations Media and Entertainment Packaging
Goodwill [Line Items]
Impairment losses	$ 0	[1]	$ (7)	[1]	$ (7)
Goodwill related to sale of business unit	$ 0	[2]	$ (9)	[2]		$ (9)

[1]	In connection with the company's 2010 presentation of the Envelope Products business as a discontinued operation, $7 million of goodwill related to the Consumer & Office Products segment was allocated to the Envelope Products business and impaired as of December 31, 2010. See Note R for further discussion.
[2]	In connection with the sale of the company's Media and Entertainment Packaging business on September 30, 2010, $9 million of goodwill related to the former Consumer Solutions segment was allocated to and included in the pre-tax loss on sale. See Note R for further discussion.

Summarized Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 356	$ 355	$ 340
Accumulated amortization	147	142	121
Trademarks And Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	26	26	26
Accumulated amortization	16	16	15
Customer Contracts And Lists
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	258	257	245
Accumulated amortization	81	77	63
Patents
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	60	60	56
Accumulated amortization	41	40	35
Other - Primarily Licensing Rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12	12	13
Accumulated amortization	$ 9	$ 9	$ 8

Schedule of Indefinite Lived Intangible Assets Included in Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Trademarks And Tradenames	Dec. 31, 2010 Trademarks And Tradenames
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 94	$ 93	$ 93	$ 94

Schedule of Amortization Expense of Intangible Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Intangible amortization expense	$ 23	$ 21	$ 23

Future Estimated Amortization Expense of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 24
2013	24
2014	23
2015	17
2016	$ 16

Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Schedule of Other Assets [Line Items]
Identifiable intangible assets		$ 306		$ 313
Restricted asset		398	[1]	398	[1]
Cash surrender value of life insurance, net of borrowings		155		175
Capitalized software, net		57		52
Equipment leased to customers, net		71		74
Other		102		94
Other assets Total	$ 1,106	$ 1,089		$ 1,106

[1]	As part of the consideration for the sale of certain large-tract forestlands in 2007, the company received an installment note in the amount of $398 million (the "Timber Note"). The Timber Note does not require any principal payments until its maturity in October 2027 and bears interest at a rate approximating the London Interbank Offered Rate ("LIBOR"). In addition, the Timber Note is supported by a bank-issued irrevocable letter of credit obtained by the buyer of the forestlands. Using the Timber Note as collateral, the company received $338 million in proceeds under a secured financing agreement with a bank. Under the terms of the agreement, the liability from this transaction is non-recourse to MeadWestvaco and shall be paid from the Timber Note proceeds upon its maturity. As a result, the Timber Note is not available to satisfy the obligations of MeadWestvaco. The non-recourse liability does not require any principal payments until its maturity in October 2027 and bears interest at a rate approximating LIBOR. The $338 million non-recourse liability is included in other long-term obligations in the consolidated balance sheets at December 31, 2011 and 2010.

Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2011	Dec. 31, 2010
Schedule of Other Assets [Line Items]
Installment note receivable		$ 398
Proceeds from collateralized financing agreement	338
Non-recourse liability included in other long-term obligations		$ 338	$ 338

Accounts Payable and Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts payable:
Trade		$ 556	$ 508
Other		45	42
Accounts payable, total	612	601	550
Accrued expenses:
Taxes, other than income		46	33
Interest		60	59
Payroll and employee benefit costs		206	216
Accrued rebates and allowances		46	43
Environmental and litigation		43	31
Income taxes payable		21	2
Freight		6	11
Restructuring charges		10	22
Other		51	59
Accrued expenses, total	$ 417	$ 489	$ 476

Schedule of Notes Payable and Current Maturities of Long-Term Debt and Capital Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Other short-term borrowings		$ 30	$ 0
Current maturities of long-term debt and capital lease obligations		224	6
Notes payable and current maturities of long-term debt and capital lease obligations total	$ 254	$ 254	$ 6

Notes Payable and Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 BNDES Notes, Rate Of 5.50%, Due 2013-2020 USD ($)	Dec. 31, 2011 BNDES Notes, Rate Of 5.50%, Due 2013-2020 BRL	Dec. 31, 2010 BNDES Notes, Rate Of 5.50%, Due 2013-2020	Dec. 31, 2011 Prior Credit Agreement USD ($)	Dec. 31, 2011 Revolving Credit Facility	Jan. 30, 2012 Revolving Credit Facility USD ($)	Dec. 31, 2011 Term Loan Facility	Jan. 30, 2012 Term Loan Facility USD ($)	Dec. 31, 2010 Notes Payable, Rate 6.85% Due April 2012 USD ($)
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				470		$ 600		$ 600		$ 250
Stated interest rate			5.50%	5.50%	5.50%						6.85%
Maturity date, beginning date range			2013	2013	2013
Maturity date, ending date range			2020	2020	2020
Borrowings under the bank credit agreement			97	180
Total remaining capacity under credit facility			155	290
Line of Credit, total debt to total capitalization percentage limit, maximum						55.00%	55.00%		55.00%
Line of credit facility, expiration date	Oct 19, 2012						Jan 30, 2017		Jan 30, 2017
Notes payable, aggregate principal repayment amount											98
Maturity date											Apr 1, 2012
Extinguishment of debt percentage											107.00%
Extinguishment of debt, amount											104
Notes payable, interest expense											3
Debt extinguishment costs											$ 6
Weighted average interest rate, fixed, long-term debt	7.60%	7.70%
Weighted average interest rate, variable, long-term debt		4.00%
Debt to total capital, percentage	40.00%	38.00%

Schedule of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Debt and capital lease obligations, total	$ 2,100	$ 2,104	$ 2,048
Less: amounts due within one year		(224)	(6)
Long-term debt	1,879	1,880	2,042
Debentures, Rates From 6.80% To 9.75% Due 2017-2047
Debt Instrument [Line Items]
Debt instrument outstanding amount		1,181	1,181
Notes, Rates From 6.85% To 7.38% Due 2012 To 2019
Debt Instrument [Line Items]
Debt instrument outstanding amount		471	472
BNDES Notes, Rate Of 5.50%, Due 2013-2020
Debt Instrument [Line Items]
Debt instrument outstanding amount		97	0
Sinking Fund Debentures, Rates From 7.50 To 7.65% Due 2014--2027
Debt Instrument [Line Items]
Debt instrument outstanding amount		202	232
Industrial Development Revenue Bonds, Rate 7.67% Due 2027
Debt Instrument [Line Items]
Capital lease obligations		80	80
Industrial Development Revenue Bonds, Rate 6.35% Due 2035
Debt Instrument [Line Items]
Capital lease obligations		51	51
Industrial Development Revenue Bonds, Rate 6.10% Due 2030
Debt Instrument [Line Items]
Capital lease obligations		7	7
Pollution Control Revenue Bonds, Rate 6.375% Due 2026
Debt Instrument [Line Items]
Capital lease obligations		6	6
Other Capital Lease Obligations
Debt Instrument [Line Items]
Capital lease obligations		2	3
Other Long Term Debt
Debt Instrument [Line Items]
Debt instrument outstanding amount		$ 7	$ 16

Schedule of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debentures, Rates From 6.80% To 9.75% Due 2017-2047
Debt Instrument [Line Items]
Maturity date, beginning date range	2017	2017
Maturity date, ending date range	2047	2047
Stated interest rate, minimum	6.80%	6.80%
Stated interest rate, maximum	9.75%	9.75%
Notes, Rates From 6.85% To 7.38% Due 2012 To 2019
Debt Instrument [Line Items]
Maturity date, beginning date range	2012	2012
Maturity date, ending date range	2019	2019
Stated interest rate, minimum	6.85%	6.85%
Stated interest rate, maximum	7.38%	7.38%
BNDES Notes, Rate Of 5.50%, Due 2013-2020
Debt Instrument [Line Items]
Maturity date, beginning date range	2013	2013
Maturity date, ending date range	2020	2020
Stated interest rate	5.50%	5.50%
Sinking Fund Debentures, Rates From 7.50 To 7.65% Due 2014--2027
Debt Instrument [Line Items]
Maturity date, beginning date range	2014	2014
Maturity date, ending date range	2027	2027
Stated interest rate, minimum	7.50%	7.50%
Stated interest rate, maximum	7.65%	7.65%
Industrial Development Revenue Bonds, Rate 7.67% Due 2027
Debt Instrument [Line Items]
Maturity date	2027	2027
Stated interest rate	7.67%	7.67%
Industrial Development Revenue Bonds, Rate 6.35% Due 2035
Debt Instrument [Line Items]
Maturity date	2035	2035
Stated interest rate	6.35%	6.35%
Industrial Development Revenue Bonds, Rate 6.10% Due 2030
Debt Instrument [Line Items]
Maturity date	2030	2030
Stated interest rate	6.10%	6.10%
Pollution Control Revenue Bonds, Rate 6.375% Due 2026
Debt Instrument [Line Items]
Maturity date	2026	2026
Stated interest rate	6.38%	6.38%

Outstanding Debt Maturing in Next Five Years (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 253
2013	12
2014	22
2015	29
2016	$ 29

Capital Lease Obligations Maturing in Next Five Years (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Capital Lease Obligations [Line Items]
2012	$ 1
2013	1
2014	0
2015	0
2016	$ 0

Schedule of Pre Tax Effect of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010
Cash Flow Hedging | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$ (5)		$ (4)		$ 0		$ 4
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	1		(1)		(4)		5
(Loss) gain recognized in earnings	0	[1]	0	[1]	0	[2]	0	[2]
Total (loss) gain recognized in earnings	1	[3]	(1)	[3]	(4)	[3]	5	[3]
Cash Flow Hedging | Natural Gas Hedges
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	(8)		(1)		(21)		(13)
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	(5)		(3)		(9)		(13)
(Loss) gain recognized in earnings	0	[1]	0	[1]	0	[2]	0	[2]
Total (loss) gain recognized in earnings	(5)	[3]	(3)	[3]	(9)	[3]	(13)	[3]
Fair Value Hedging | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)					0		0
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)					0		0
(Loss) gain recognized in earnings					0	[2]	7	[2]
Total (loss) gain recognized in earnings					0	[3]	7	[3]
Derivatives not designated as hedges | Foreign Currency Derivatives
Derivatives, Fair Value [Line Items]
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	0		0		0		0
(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	0		0		0		0
(Loss) gain recognized in earnings	(6)	[1]	6	[1]	7	[2]	(17)	[2]
Total (loss) gain recognized in earnings	$ (6)	[3]	$ 6	[3]	$ 7	[3]	$ (17)	[3]

[1]	Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with those derivatives not designated as hedges.
[2]	Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with fair value hedges or those derivatives not designated as hedges.
[3]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.

Schedule of Fair Values and Effect of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	$ (23)	[1]	$ (19)	[1],[2]	$ (7)	[2]
Derivatives designated as hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(22)	[1]	(14)	[1],[2]	(5)	[2]
Derivatives designated as hedges | Other Long-Term Obligations | Natural Gas Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(2)	[1]	(3)	[1],[2]	0	[2]
Derivatives designated as hedges | Accounts payable | Natural Gas Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(17)	[1]	(13)	[1],[2]	(5)	[2]
Derivatives designated as hedges | Accounts payable | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(3)	[1]	2	[1],[2]	0	[2]
Derivatives not designated as hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(1)	[1]	(5)	[1],[2]	(2)	[2]
Derivatives not designated as hedges | Accounts payable | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	(1)	[1]	(5)	[1],[2]	(3)	[2]
Derivatives not designated as hedges | Other Current Assets | Foreign Currency Hedges
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net			$ 0	[2]	$ 1	[2]

[1]	Fair values of derivative instruments are also disclosed in Note 3.
[2]	Fair values of derivative instruments are also disclosed in Note A.

Schedule of Notional Values and Hedged Consumption of Natural Gas Derivatives (Detail)	Mar. 31, 2012 MMBTU	Dec. 31, 2011 MMBTU	Dec. 31, 2010 MMBTU
Derivative [Line Items]
Hedged natural gas consumption, Million Metric British Thermal Units	11	13	11

Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Estimated pre-tax loss to be recognized in earnings during 2012, natural gas	$ (17,000,000)		$ (13,000,000)
Maximum remaining term of existing hedges, years	2 years		2 years
Gains or losses recognized in earnings due to probability that forecasted transactions will not occur, natural gas	0	0	0	0
Maximum remaining term of existing hedges, years	One		one
Estimated pre-tax gain to be recognized in earnings during 2012, foreign currency	3,000,000		3,000,000
Gains or losses recognized in earnings due to probability that forecasted transactions will not occur, foreign currency			0	0
Number of interest-rate swap agreements outstanding			0	0
Charge to earnings due to ineffectiveness of interest-rate swap				$ 0

Schedule of Notional Amounts of Foreign Currency Forward Contracts (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount of foreign currency forward contracts - not designated as hedges	$ 258	$ 280	$ 362
Notional amount of foreign currency forward contracts - designated as hedges	$ 105	$ 79	$ 71

Lease Commitments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011 M
Operating Leased Assets [Line Items]
Non-cancelable lease terms in excess, in months	12
Maximum
Operating Leased Assets [Line Items]
Operating leases, lease terms, in years	25

Schedule of Operating and Capital Lease Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Capital Leases And Operating Leases [Line Items]
Operating leases, 2012	$ 50
Operating leases, 2013	42
Operating leases, 2014	34
Operating leases, 2015	29
Operating leases, 2016	26
Operating leases, Later years	160
Operating leases, Minimum lease payments	341
Capital leases, 2012	12
Capital leases, 2013	11
Capital leases, 2014	10
Capital leases, 2015	10
Capital leases, 2016	10
Capital leases, Later years	274
Capital leases, Minimum lease payments	327
Less: amount representing interest	181
Capital lease obligations	$ 146

Rental Expense Under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Rental expense under operating leases	$ 74	$ 69	$ 65

Shareholders Equity - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Series A Junior Participating Preferred Stock	Dec. 31, 2011 2005 Authorization Common Stock	Jun. 30, 2010 2010 Authorization Common Stock	Dec. 31, 2011 2010 Authorization Common Stock
Class of Stock [Line Items]
Common stock, par value	$ 0.01		$ 0.01	$ 0.01
Stock repurchased, shares				3.9			2.1	1.8
Stock repurchased, value				$ 92
Shares remain available for purchase									3.2
Preferred stock, authorized			30
Preferred Stock, par value			$ 0.01
Preferred stock reserved for issuance upon exercise of rights						6
Dividends declared	$ 0.25	$ 0.25	$ 1	$ 0.94	$ 0.92
Dividends paid	$ 43	$ 42	$ 170	$ 160	$ 157

Schedule of Components of Accumulated other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation		$ 50	$ 162
Adjustments related to pension and other benefit plans		(307)	(169)
Unrealized loss on derivative instruments		(8)	(3)
Accumulated other comprehensive loss	$ (225)	$ (265)	$ (10)

Share-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Nov. 18, 2011	Aug. 21, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based award plans			5
Number of shares authorized			28,000,000
Additional shares authorized						8,100,000	13,500,000
Number of shares available for grant			9,500,000
Stock options and SARs expiration period, years			10 years
Unrecognized pre-tax compensation cost			$ 13
Unrecognized compensation cost to be recognized period, in years			1 year
Cash received from exercise of share-based awards	12	10	38	6	3
Non-Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			500,000
Number of shares available for grant			109,853
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total annual grants			566,000	1,388,000	913,000
Unrecognized pre-tax compensation cost			$ 8
Unrecognized compensation cost to be recognized period, in years			1 year
Restricted Stock Units (RSUs) | Non-Employee Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total annual grants			34,124	34,407	65,142
Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total annual grants			296,489	1,122,665
2010 Performance-Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Accelerated vesting and increased compensation percentage				125.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable period, years			3
Vesting period			3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years

Summary of Lattice-Based Option Value Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	34.00%	35.00%	35.00%
Average expected term for stock options and SARs (in years)	7 years 2 months 12 days	7 years 3 months 18 days	6 years 7 months 6 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted during the period	7.93	6.43	0.95
Expected dividend yield	3.40%	3.86%	10.09%
Average risk-free interest rate	1.83%	2.08%	1.43%
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of SARs granted during the period	8.49	7.61	2.31
Expected dividend yield	3.39%	3.86%	10.13%
Average risk-free interest rate	1.68%	2.15%	1.64%

Schedule of Stock Options and Stock Appreciation Rights Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of period, Options	12,083,000	11,760,000	8,796,000
Granted, Options	1,807,000	2,337,000	4,752,000
Exercised, Options	(1,976,000)	(531,000)	(134,000)
Cancelled, Options	(677,000)	(1,483,000)	(1,654,000)
Outstanding, End of period, Options	11,237,000	12,083,000	11,760,000
Exercisable, Options	6,697,000	6,470,000
Outstanding, Beginning of period, Options, Weighted average exercise price	$ 21.44	$ 21.14	$ 29.16
Granted, Options, Weighted average exercise price	$ 29.38	$ 23.85	$ 9.15
Exercised, Options, Weighted average exercise price	$ 19.46	$ 25.42	$ 26.54
Cancelled, Options, Weighted average exercise price	$ 27.63	$ 28.08	$ 28.67
Outstanding, End of period, Options, Weighted average exercise price	$ 22.7	$ 21.44	$ 21.14
Exercisable, Options, Weighted average exercise price	$ 23.51	$ 25.71
Outstanding, Weighted average remaining contractual term	6.4
Exercisable, Weighted average remaining contractual term	5.2	4.7
Exercised, Aggregate intrinsic value	$ 23.7	$ 7.8	$ 0.8
Outstanding, Aggregate intrinsic value	86.5	76.5	0	0
Exercisable, Aggregate intrinsic value	$ 46.6	$ 19.6
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable, Weighted average exercise price	$ 26.43	$ 27.94
Outstanding, Beginning of period	625,000	643,000	536,000
Granted	87,000	102,000	139,000
Exercised	(179,000)	(21,000)	(9,000)
Cancelled	(22,000)	(99,000)	(23,000)
Outstanding, End of period	511,000	625,000	643,000
Outstanding, Beginning of period, Weighted average exercise price	$ 25.15	$ 28.79	$ 28.62
Exercisable	325,000	443,000
Granted, Weighted average exercise price	$ 29.5	$ 23.83	$ 9.08
Exercised, Weighted average exercise price	$ 25.93	$ 24.83	$ 28.32
Cancelled, Weighted average exercise price	$ 27.78	$ 22.12	$ 25.54
Outstanding, End of period, Weighted average exercise price	$ 25.48	$ 25.15	$ 28.79

Pre-Tax Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Appreciation Rights (SARs) And Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense for stock options and SARs	$ 11	$ 9	$ 11
Tax benefit associated with compensation expense	5	4	5
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense for stock options and SARs	24	19	11
Tax benefit associated with compensation expense	$ 8	$ 6	$ 3

Schedule of Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of period	3,190,000	2,648,000	2,503,000
Granted	566,000	1,388,000	913,000
Forfeited	(197,000)	(567,000)	(429,000)
Released	(752,000)	(279,000)	(339,000)
Outstanding, End of period	2,807,000	3,190,000	2,648,000
Outstanding, Average grant date fair market value	$ 24.38	$ 23.51	$ 29.51
Granted, Average grant date fair market value	$ 27	$ 23.92	$ 9.07
Forfeited, Average grant date fair market value	$ 24.01	$ 31.27	$ 28.23
Released, Average grant date fair market value	$ 26.92	$ 27.17	$ 27.07
Outstanding, Average grant date fair market value	$ 20.7	$ 24.38	$ 23.51

Components of Net Periodic Benefit or Income Cost (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	$ 12	$ 11	$ 42		$ 45		$ 46
Interest cost on projected benefit obligation	33	36	145		145		155
Expected return on plan assets	(73)	(71)	(285)		(274)		(268)
Amortization of prior service cost			1		2		2
Amortization of prior service income	0	0
Amortization of net actuarial loss	13	4	15		10		2
Pension income before settlements, curtailments and termination benefits			(82)		(72)		(63)
Curtailment gain	0	(3)	0	[1]	4	[1]	(6)	[1]
Settlements			10	[2]	0	[2]	0	[2]
Termination benefits			2		1		1
Net periodic (income) cost	(15)	(23)	(70)		(67)		(68)
Pension Benefits | Continuing Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic (income) cost	(16)	(21)	(82)		(83)		(77)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1	1	6		3		3
Interest cost on projected benefit obligation	1	1	13		6		7
Expected return on plan assets	0	0
Amortization of prior service income	(1)	(1)
Amortization of net actuarial loss	0	0	(3)		(4)		2
Curtailment gain	0	0	0	[3]	(8)	[3]	0	[3]
Net periodic (income) cost	1	1	16		(3)		12
Postretirement Benefits | Continuing Operations
Defined Benefit Plan Disclosure [Line Items]
Net periodic (income) cost	$ 1	$ 1

[1]	For the year ended December 31, 2011, the company recorded within discontinued operations a curtailment gain pursuant to the 2011 sale of the company's Envelope Products business and recorded within discontinued operations a curtailment loss pursuant to the spin-off and merger of the Consumer & Office Products segment with ACCO. For the years ended December 31, 2010 and 2009, the company recorded within income from continuing operations a curtailment loss and gain, respectively as a result of restructuring activities.
[2]	For the year ended December 31, 2011, the company recorded within discontinued operations a settlement pursuant to the 2010 sale of the company's media and entertainment packaging business.
[3]	For the years ended December 31, 2010, the company recorded within income from continuing operations a curtailment gain as a result of restructuring activities.

Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 223	$ (17)
Amortization of net actuarial loss	(15)	(10)
Prior service cost (benefit)	0	2
Amortization of prior service cost	(1)	(2)
Curtailments	(2)	(6)
Settlements	(10)	0
Total pre-tax loss (gain) recognized in other comprehensive income (loss)	195	(33)
Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	125	(100)
Postretirement Benefit Costs
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	14	(3)
Prior service cost (benefit)	0	2
Net amortization	3	4
Curtailments	0	8
Total pre-tax loss (gain) recognized in other comprehensive income (loss)	17	11
Total pre-tax loss (gain) recognized in net periodic pension income and other comprehensive income (loss)	$ 33	$ 8

Employee Retirement Postretirement and Postemployment Benefits - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 30, 2012	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Envelope Y	Mar. 31, 2012 Postretirement Benefits	Mar. 31, 2011 Postretirement Benefits	Dec. 31, 2011 Postretirement Benefits Y	Dec. 31, 2010 Postretirement Benefits	Dec. 31, 2011 Defined Contribution Pension	Dec. 31, 2010 Defined Contribution Pension	Dec. 31, 2009 Defined Contribution Pension	Dec. 31, 2012 Scenario, Forecast	Dec. 31, 2012 Scenario, Forecast Postretirement Benefits	Dec. 31, 2012 Scenario, Forecast Nonqualified And Unfunded Non-U.S. Retirement And Postretirement Plans	Dec. 31, 2012 Scenario, Forecast Funded Non U S Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost and actuarial gains and losses, amortization period, bargained hourly plan, years		8
Prior service cost and actuarial gains and losses, amortization period, salaried plan, years				26
Estimated net actuarial loss to be amortized from accumulated other comprehensive loss												$ 51,000,000
Estimated prior service benefit to be amortized from accumulated other comprehensive loss					1,000,000	1,000,000						500,000	2,000,000
Prior service cost and actuarial gains and losses amortization period, years							5
Accumulated benefit obligation		3,170,000,000	2,770,000,000
Ultimate health care and prescription drug costs trend rate		5.00%
Year that Rate reaches ultimate health care and prescription drug costs trend rate		2020
Effect of one percentage point increase on accumulated postretirement benefit obligation		5,000,000
Effect of one percentage point increase on service and interest cost components		400,000
Effect of one percentage point decrease on accumulated postretirement benefit obligation		4,000,000
Effect of one percentage point decrease on service and interest cost components		300,000
Company contributions	0						13,000,000	12,000,000	19,000,000	20,000,000	21,000,000
Target allocation of asset classes is set so that the funded status of the plan is unlikely to drop		100.00%
Target allocation limitation of trust's investments		11.00%
Portfolio's interest rate risk hedged, approximated value of plans' accumulated benefit obligation		100.00%
Expected employer contributions												$ 3,000,000		$ 19,000,000	$ 3,000,000

Schedule of Changes in Accumulated Postemployment Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended				3 Months Ended		12 Months Ended
	Mar. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Qualified U S Retirement Plans	Dec. 31, 2010 Qualified U S Retirement Plans	Dec. 31, 2011 Nonqualified U.S. And Non - U.S. Retirement Plans	Dec. 31, 2010 Nonqualified U.S. And Non - U.S. Retirement Plans	Mar. 31, 2012 Postretirement Benefits	Mar. 31, 2011 Postretirement Benefits	Dec. 31, 2011 Postretirement Benefits	Dec. 31, 2010 Postretirement Benefits	Dec. 31, 2009 Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year					$ 2,637	$ 2,460	$ 181	$ 176	$ 122	$ 102	$ 102	$ 105
Service cost					37	41	5	4	1	1	6	3	3
Interest cost					134	134	11	11	1	1	13	6	7
Net actuarial losses					356	152	44	7			14	1
Plan amendments					0	7	0	0			0	1
Foreign currency exchange rate changes					0	0	(2)	(4)			0	0
Employee contributions					0	0	0	0			10	11
Termination benefit costs					2	7	0	0			0	0
Curtailments					(1)	(1)	0	(1)			0	(2)
Settlements					0	0	(36)	0			0	0
Benefits paid (including termination benefits)					(161)	(163)	(10)	(12)			(23)	(23)
Benefit obligation at end of year					3,004	2,637	193	181			122	102	105
Fair value of plan assets at beginning of year	3,997			3,733	3,678	3,398	55	44	0	0	0	0
Actual return on plan assets					450	443	8	4			0	0
Company contributions	0				0	0	13	19			13	12
Foreign currency exchange rate changes					0	0	0	0			0	0
Employee contributions					0	0	0	0			10	11
Settlements					0	0	(36)	0			0	0
Benefits paid (including termination benefits)					(161)	(163)	(10)	(12)			(23)	(23)
Fair value of plan assets at end of year				3,733	3,967	3,678	30	55			0	0	0
Over (under) funded status at end of year					963	1,041	(163)	(126)			(122)	(102)
Noncurrent assets - prepaid asset		1,000	969	1,052	963	1,041	6	11			0	0
Current liabilities					0	0	(10)	(4)			(11)	(12)
Noncurrent liabilities					0	0	(159)	(133)			(111)	(90)
Total net asset (liability)					963	1,041	(163)	(126)			(122)	(102)
Net actuarial loss (gain)					450	275	61	38			(3)	(18)
Prior service (benefit) cost					(5)	(1)	(3)	(4)			(23)	(25)
Total loss (gain) recognized in accumulated other comprehensive loss					$ 445	$ 274	$ 58	$ 34			$ (26)	$ (43)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 191	$ 160
Accumulated benefit obligation	176	147
Fair value of plan assets	$ 30	$ 20

Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.27%	5.25%
Rate of compensation increase	2.51%	3.49%
Discount rate	5.25%	5.50%	6.25%
Rate of compensation increase	3.49%	3.98%	3.98%
Expected return on plan assets	7.96%	7.98%	7.98%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.64%	4.87%
Healthcare cost increase	7.57%	7.51%
Prescription drug cost increase	8.01%	8.00%
Discount rate	4.87%	5.75%	6.26%
Healthcare cost increase	7.51%	7.76%	7.99%
Prescription drug cost increase	8.00%	8.99%	9.47%

Schedule of Allocation of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Target allocation	100.00%
Percentage of plan assets	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	31.00%
Percentage of plan assets	28.00%	35.00%
Expected return on plan assets	10.80%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation	61.00%
Percentage of plan assets	66.00%	60.00%
Expected return on plan assets	6.10%
Real Estate And Private Equity
Defined Benefit Plan Disclosure [Line Items]
Target allocation	8.00%
Percentage of plan assets	6.00%	5.00%
Expected return on plan assets	12.50%

Schedule of Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2012	$ 197
2013	196
2014	197
2015	199
2016	202
2017 - 2021	1,024
Postretirement Benefits Before Medicare Part D Subsidy
Defined Benefit Plan Disclosure [Line Items]
2012	11
2013	11
2014	10
2015	10
2016	10
2017 - 2021	49
Medicare Part D Subsidy
Defined Benefit Plan Disclosure [Line Items]
2012	1
2013	1
2014	1
2015	1
2016	1
2017 - 2021	$ 2

Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	48 Months Ended	84 Months Ended
	Dec. 31, 2011 2008 Program	Dec. 31, 2011 2005 Program
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring charge	$ 270	$ 236

Schedule of Restructuring Charges Attributable to Individual Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 10	$ 7	$ 30		$ 51		$ 167
Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	3	11		37		56
All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3	4	14	[1]	9	[2]	55
Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		4		2		51
Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		1		3		5
COS
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	3	12		35		134
COS | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	8		32		44
COS | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	1	[1]	(1)	[2]	42
COS | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		3		1		44
COS | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		0		3		4
SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	4	18		16		33
SG&A | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	0	3		5		12
SG&A | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	3	4	13	[1]	10	[2]	13
SG&A | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		1		1		7
SG&A | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		1		0		1
Employee Related Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	9	3	19		37		45
Employee Related Costs | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	2	8		32		19
Employee Related Costs | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	1	6	[1]	5	[2]	6
Employee Related Costs | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		4		0		18
Employee Related Costs | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		1		0		2
Employee Related Costs | COS
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5	2	8		26		19
Employee Related Costs | COS | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	2	5		27		7
Employee Related Costs | COS | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	0	[1]	0	[2]	0
Employee Related Costs | COS | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		3		(1)		11
Employee Related Costs | COS | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4		0		0		1
Employee Related Costs | SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring charges	4	1	11		11		26
Employee Related Costs | SG&A | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	0	3		5		12
Employee Related Costs | SG&A | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2	1	6	[1]	5	[2]	6
Employee Related Costs | SG&A | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1		1		1		7
Employee Related Costs | SG&A | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		1		0		1
Asset Write Downs and Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	4	11		14		122
Asset Write Downs and Other Costs | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	1	3		5		37
Asset Write Downs and Other Costs | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	8	[1]	4	[2]	49
Asset Write Downs and Other Costs | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		2		33
Asset Write Downs and Other Costs | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		3		3
Asset Write Downs and Other Costs | COS
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	1	4		9		115
Asset Write Downs and Other Costs | COS | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	1	3		5		37
Asset Write Downs and Other Costs | COS | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	1	[1]	(1)	[2]	42
Asset Write Downs and Other Costs | COS | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		2		33
Asset Write Downs and Other Costs | COS | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		3		3
Asset Write Downs and Other Costs | SG&A
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	7		5		7
Asset Write Downs and Other Costs | SG&A | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	0		0		0
Asset Write Downs and Other Costs | SG&A | All Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1	3	7	[1]	5	[2]	7
Asset Write Downs and Other Costs | SG&A | Home, Health & Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0		0		0		0
Asset Write Downs and Other Costs | SG&A | Industrial
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0		$ 0		$ 0		$ 0

[1]	Includes $7 million related to employee relocation costs.
[2]	Includes $5 million related to employee relocation costs.

Schedule of Restructuring Charges Attributable to Individual Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Employee relocation costs	$ 7	$ 5

Schedule of Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 21	$ 35	$ 39	$ 42
Charges	10	25	41	67
Payments	(7)	(39)	(45)	(70)
Ending Balance	24	21	35	39
2005 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		4	4	18
Charges		0	1	4
Payments		(1)	(1)	(18)
Ending Balance		3	4	4
2008 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		31	35	24
Charges		25	40	63
Payments		(38)	(44)	(52)
Ending Balance		18	31	35
Employee Related Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	18	31	35	37
Charges	9	19	37	52
Payments	(4)	(32)	(41)	(54)
Ending Balance	23	18	31	35
Employee Related Costs | 2005 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		0	0	13
Charges		0	0	0
Payments		0	0	(13)
Ending Balance		0	0	0
Employee Related Costs | 2008 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		31	35	24
Charges		19	37	52
Payments		(32)	(41)	(41)
Ending Balance		18	31	35
Other Costs
Restructuring Cost and Reserve [Line Items]
Beginning Balance	3	4	4	5
Charges	1	6	4	15
Payments	(3)	(7)	(4)	(16)
Ending Balance	1	3	4	4
Other Costs | 2005 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		4	4	5
Charges		0	1	4
Payments		(1)	(1)	(5)
Ending Balance		3	4	4
Other Costs | 2008 Program
Restructuring Cost and Reserve [Line Items]
Beginning Balance		0	0	0
Charges		6	3	11
Payments		(6)	(3)	(11)
Ending Balance		$ 0	$ 0	$ 0

Schedule of Other Income Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Income, Net [Line Items]
Interest income	$ 4	$ 5	$ 23		$ 17		$ 15
Charges from early extinguishments of debt			0		(6)		(23)
Equity investment gain	0	10	10	[1]	0	[1]	0	[1]
Foreign currency exchange gains (losses)			2		(3)		3
Gains on sales of certain assets			0		0		16
Alternative fuel mixture credit			0	[2]	0	[2]	375	[2]
Other	6	5	(7)		0		(8)
Other income, net	$ 10	$ 20	$ 28		$ 8		$ 378

[1]	For the year ending December 31, 2011, the company recorded a pre-tax gain of $10 million pursuant to the sale of commercial real estate consummated through an equity investment held by the Community Development and Land Management segment.
[2]	Through December 31, 2009, the U.S. Internal Revenue Code allowed an excise tax credit for alternative fuel mixtures produced by a taxpayer for use as a fuel in a taxpayer's trade or business.

Schedule of Other Income Net (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Income, Net [Line Items]
Equity investment gain	$ 0	$ 10	$ 10	[1]	$ 0	[1]	$ 0	[1]
Community Development And Land Management
Other Income, Net [Line Items]
Equity investment gain			$ 10

[1]	For the year ending December 31, 2011, the company recorded a pre-tax gain of $10 million pursuant to the sale of commercial real estate consummated through an equity investment held by the Community Development and Land Management segment.

Schedule of Earnings from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Income Before Income Tax [Line Items]
U.S. earnings			$ 164		$ 97		$ 182
Foreign earnings			153		102		92
Income from continuing operations before income taxes	$ 81	$ 105	$ 317	[1]	$ 199	[1]	$ 274	[1]

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.

Schedule of Components of Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Current, U.S. federal			$ 25	$ (8)	$ 108
Current, State and local			3	3	8
Current, Foreign			65	80	52
Total Current Income Tax			93	75	168
Deferred:
Deferred, U.S. federal			43	(11)	(9)
Deferred, State and local			6	(26)	(2)
Deferred, Foreign			12	(22)	(7)
Provision (benefit) for deferred income taxes			61	(59)	(18)
Less: Allocation to discontinued operations			(58)	(7)	(40)
Income tax provision	$ 30	$ 34	$ 96	$ 9	$ 110

Reconciliation of US Federal Statutory Rate and Actual Income Tax Provision (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Income Taxes [Line Items]
Income tax provision computed at the U.S. federal statutory rate of 35%			$ 111	$ 70	$ 96
State and local income taxes, net of federal benefit			4	(2)	3
Foreign income tax rate differential and other items			(25)	(8)	(15)
Valuation allowances			1	(25)	(5)
Credits			(1)	(22)	(6)
Settlements of tax audits and other			(17)	(25)	11
Income tax provision attributable to continuing operations	30	34	96	9	110
Effective tax rate attributable to continuing operations	37.00%	32.00%	30.00%	5.00%	40.00%
Brazil
Reconciliation Of Income Taxes [Line Items]
Tax charge related to Brazilian tax audit			$ 23	$ 21	$ 26

Reconciliation of US Federal Statutory Rate and Actual Income Tax Provision (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Income Taxes [Line Items]
Income tax provision computed at the U.S. federal statutory rate	35.00%	35.00%	35.00%

Schedule of Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Employee benefits		$ 162	$ 166
Postretirement benefit accrual		33	31
Other accruals and reserves		77	70
Net operating loss and other credit carry-forwards		139	202
Other		16	22
Total deferred tax assets		427	491
Valuation allowances		(43)	(71)
Net deferred tax assets		384	420
Deferred tax liabilities:
Depreciation and depletion		(821)	(826)
Nontaxable pension asset		(355)	(404)
Amortization of identifiable intangibles		(88)	(98)
Other		(29)	(18)
Total deferred tax liabilities		(1,293)	(1,346)
Net deferred liability		(909)	(926)
Current assets - deferred tax asset		6	28
Noncurrent net deferred tax liability	(876)	(915)	(954)
Net deferred liability		$ (909)	$ (926)

Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax [Line Items]
Deferred income tax liabilities		$ 23,000,000	$ 0
Undistributed net earnings of foreign operations		1,480,000,000	1,560,000,000
Unrecognized tax benefit		268,000,000	301,000,000	295,000,000	123,000,000
Unrecognized tax benefit that could impact the effective tax rate		226,000,000
Amount of unrecognized tax benefit that is subject to change, lower		14,000,000
Amount of unrecognized tax benefit that is subject to change, upper		92,000,000
Interest and penalties, recognized		14,000,000	10,000,000	27,000,000
Interest and penalties, accrued		91,000,000	94,000,000
Other comprehensive income deferred income tax expense (benefit)		(83,000,000)	7,000,000
Current income tax benefit in components of additional paid in capital		8,000,000	1,000,000
Significant changes to uncertain tax positions	$ 0

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Unrecognized Tax Benefits [Line Items]
Balance	$ 301	$ 295	$ 123
Additions based on tax positions related to the current year	11	20	153
Additions for tax positions of prior years	6	34	33
Reductions for tax positions of prior years	(4)	(34)	(5)
Reductions for tax positions due to lapse of statute	(1)	(1)	(1)
Settlements	(36)	(16)	(21)
Foreign currency translation		3	13
Foreign currency translation	(9)
Balance	$ 268	$ 301	$ 295

Environmental and Legal Matters - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012 LegalMatter	Dec. 31, 2011 LegalMatter
Commitments and Contingencies [Line Items]
Estimated potential cleanup costs	$ 24	$ 24
Estimate of maximum costs in excess of reserve	20	20
Asbestos-related lawsuits	447	510
Litigation liabilities	$ 33	$ 34

Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 30, 2011 Dispensing Cap and Closures Manufacturer	Dec. 30, 2011 Dispensing Cap and Closures Manufacturer Minimum	Dec. 30, 2011 Dispensing Cap and Closures Manufacturer Maximum	Nov. 30, 2010 Trigger Sprayer Manufacturer
Business Acquisition [Line Items]
Purchase price	$ 71			$ 60
Identifiable intangible assets	19			18
Weighted average amortization period		3 years	15 years	10 years
Goodwill acquired	$ 30			$ 19

Dispositions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		24 Months Ended	1 Months Ended	12 Months Ended		24 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Apr. 30, 2012 Subsequent Event	May 01, 2012 Subsequent Event	Feb. 01, 2011 Envelope	Mar. 31, 2011 Envelope	Dec. 31, 2011 Envelope	Dec. 31, 2010 Envelope	Dec. 31, 2011 Envelope	Sep. 30, 2010 Media and Entertainment Packaging	Dec. 31, 2011 Media and Entertainment Packaging	Dec. 31, 2010 Media and Entertainment Packaging	Dec. 31, 2011 Media and Entertainment Packaging
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of shares of ACCO received by company shareholders				50.50%
Cash proceeds received for spin-off of business	$ 460		$ 460
Cash proceeds from the sale of business					55					68
Charges before tax							1	19	20		12		165
Charges after tax							0.7	15	16		8		134
Impairment of long-lived assets held for sale								6
Impairment of goodwill								7
Pension curtailment loss								6
Pre-tax loss (gain) from sale of business						1				153		153
After-tax loss (gain) from sale of business						1				126
Total aggregate exposure for guarantees and indemnifications	45	45
Number of ACCO Brands shares received by company shareholders per MeadWestvaco share owned				0.3333
Total cash	$ 59

Discontinued Operations in Consolidated Statements of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 107				$ 134					$ 761		$ 1,222		$ 1,391
Cost of sales	73				101					503	[1],[2]	945	[1],[2]	1,079	[1],[2]
Selling, general and administrative expenses	36				30					158	[2],[3]	182	[2],[3]	193	[2],[3]
Interest expense	3				4					16		22		23
Other (income) expense, net	(2)				6					(3)	[4]	146	[4]	(5)	[4]
Income (loss) before income taxes	(3)				(7)					87		(73)		101
Income tax expense (benefit)	(2)				(2)					58		7		40
Net income (loss)	$ (1)	$ (18)	$ 32	$ 20	$ (5)	$ 10	$ (93)	$ 8	$ (5)	$ 29		$ (80)		$ 61
Net income (loss) per share
Basic	$ (0.01)				$ (0.03)					$ 0.18		$ (0.47)		$ 0.35
Diluted	$ (0.01)	$ (0.1)	$ 0.18	$ 0.11	$ (0.02)	$ 0.06	$ (0.54)	$ 0.05	$ (0.03)	$ 0.17		$ (0.46)		$ 0.35

[1]	For the year ended December 31, 2011 there are no restructuring charges included in cost of sales. For the years ended December 31, 2010 and 2009, cost of sales includes restructuring charges of $1 million and $16 million, respectively.
[2]	For the year ended December 31, 2011 pursuant to the 2010 sale of the Media and Entertainment Packaging business, selling, general and administrative expenses include a pension settlement loss of $10 million. For the year ended December 31, 2010 pursuant to the sale of the Envelope Products business that closed on February 1, 2011, cost of sales includes an impairment charge of allocated goodwill of $7 million, an impairment charge of long-lived assets of $6 million and a pension curtailment charge of $5 million; selling, general and administrative expenses include a pension curtailment charge of $1 million.
[3]	For the year ended December 31, 2011 there are no restructuring charges included in selling, general and administrative expenses. For the years ended December 31, 2010, and 2009, selling, general and administrative expenses include restructuring charges of $4 million and $6 million, respectively.
[4]	Other expense in 2010 includes a loss on sale of the Media and Entertainment Packaging business of $153 million.

Discontinued Operations in Consolidated Statements of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010 Media and Entertainment Packaging	Dec. 31, 2010 Media and Entertainment Packaging	Dec. 31, 2011 Media and Entertainment Packaging SG&A	Mar. 31, 2011 Envelope	Dec. 31, 2010 Envelope	Dec. 31, 2010 Envelope COS	Dec. 31, 2010 Envelope SG&A	Dec. 31, 2011 Segment, Discontinued Operations COS	Dec. 31, 2010 Segment, Discontinued Operations COS	Dec. 31, 2009 Segment, Discontinued Operations COS	Dec. 31, 2011 Segment, Discontinued Operations SG&A	Dec. 31, 2010 Segment, Discontinued Operations SG&A	Dec. 31, 2009 Segment, Discontinued Operations SG&A
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restructuring charges	$ 10	$ 25	$ 41	$ 67								$ 0	$ 1	$ 16	$ 0	$ 4	$ 6
Loss (gain) from sale of business					153	153		1
Pension settlement loss							10
Impairment of goodwill									7	7
Impairment charge of long-lived assets									6	6
Pension curtailment									$ 6	$ 5	$ 1

Discontinued Operations in Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	$ 95	$ 257	$ 297
Inventories	97	70	113
Other current assets	22	26	26
Current assets	214	353	436
Property, plant and equipment, net	87	89	120
Goodwill	165	164	172
Other assets	101	100	119
Non-current assets	353	353	411
Accounts payable	32	35	51
Accrued expenses	60	101	142
Notes payable and current maturities of long-term debt		0	1
Current liabilities	92	136	194
Other long-term liabilities	$ 47	$ 43	$ 47

Schedule Of Changes In Current Assets And Liabilities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(Increase) decrease in:
Receivables			$ (41)	$ (39)	$ 14
Inventories			(35)	(94)	87
Prepaid expenses			6	19	9
(Increase) decrease in:
Accounts payable and accrued expenses			2	43	117
Income taxes payable			24	37	(58)
Changes in working capital, net of acquisitions and dispositions, total	$ (211)	$ (267)	$ (44)	$ (34)	$ 169

Schedule of Cash Paid (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash paid for:
Interest	$ 166	$ 172	$ 197
Less capitalized interest	(11)	(2)	(3)
Interest paid, net	155	170	194
Income tax (refund) paid, net	$ 61	$ (36)	$ 66

Segment Information - Additional information (Detail)	12 Months Ended
	Dec. 31, 2011 Facility	Mar. 31, 2012 Facility
Segment Reporting Information [Line Items]
Number of corrugated packaging box plants	5	5
Consolidated trade sales or assets concentration percentage	10.00%

Schedule of Sales and Long-Lived Assets (Net) by Geographical Areas (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales	$ 1,313	$ 1,282	$ 1,411	$ 1,375	$ 1,250	$ 1,263	$ 1,274	$ 1,258	$ 1,151	$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Long-lived assets		4,775				4,612				4,775		4,612		4,517
UNITED STATES
Segment Reporting Information [Line Items]
Net sales										3,497	[1],[2]	3,285	[1],[2]	3,149	[1],[2]
Long-lived assets		3,684				3,752				3,684		3,752		3,679
Brazil
Segment Reporting Information [Line Items]
Net sales										554	[1]	480	[1]	413	[1]
Long-lived assets		593				339				593		339		324
Other Non-U.S.
Segment Reporting Information [Line Items]
Net sales										1,267	[1]	1,181	[1]	1,096	[1]
Long-lived assets		$ 498				$ 521				$ 498		$ 521		$ 514

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Export sales from the U.S. were $905 million, $816 million, and $744 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Schedule of Sales and Long-Lived Assets (Net) by Geographical Areas (Parenthetical) (Detail) (UNITED STATES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
UNITED STATES
Segment Reporting Information [Line Items]
Export sales	$ 905	$ 816	$ 744

Schedule of Segment Results by Segment (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Trade	$ 1,313	$ 1,250	$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Inter- segment sales	0	0	0	[1]	0	[1]	0	[1]
Total	1,313	1,250	5,318	[1]	4,946	[1]	4,658	[1]
Segment profit	81	105	317	[1]	199	[1]	274	[1]
Depreciation, depletion and amortization	92	92	367	[1]	360	[1]	376	[1]
Segment assets	8,698		8,763	[1]	8,814	[1]	9,021	[1]
Capital expenditures	149	111	655	[1]	229	[1]	214	[1]
Corporate and Other
Segment Reporting Information [Line Items]
Trade	0	0	0	[2]	0	[2]	49	[2],[3]
Inter- segment sales	0	0	0	[2]	0	[2]	0	[2],[3]
Total	0	0	0	[2]	0	[2]	49	[2],[3]
Segment profit	(86)	(85)	(379)	[2]	(395)	[2]	(157)	[2],[3]
Depreciation, depletion and amortization			20	[2]	23	[2]	24	[2],[3]
Segment assets			3,002	[2]	3,196	[2]	3,191	[2],[3]
Capital expenditures			35	[2]	22	[2]	25	[2],[3]
Assets Of Discontinued Operations
Segment Reporting Information [Line Items]
Trade			0		0	[4]	0	[4]
Inter- segment sales			0		0	[4]	0	[4]
Total			0		0	[4]	0	[4]
Segment profit			0		0	[4]	0	[4]
Depreciation, depletion and amortization			0		0	[4]	0	[4]
Segment assets			706		846	[4]	1,120	[4]
Capital expenditures			0		0	[4]	0	[4]
Non-Controlling Interests
Segment Reporting Information [Line Items]
Trade	0	0	0		0		0
Inter- segment sales	0	0	0		0		0
Total	0	0	0		0		0
Segment profit	1	1	4		4		0
Depreciation, depletion and amortization			0		0		0
Segment assets			0		0		0
Capital expenditures			0		0		0
Intersegment Elimination
Segment Reporting Information [Line Items]
Trade	0	0	0		0		0
Inter- segment sales	(1)	(1)	(5)		(8)		(9)
Total	(1)	(1)	(5)		(8)		(9)
Segment profit	0	0	0		0		0
Depreciation, depletion and amortization			0		0		0
Segment assets			0		0		0
Capital expenditures			0		0		0
Operating Segments
Segment Reporting Information [Line Items]
Trade	1,313	1,250	5,318		4,946		4,609
Inter- segment sales	1	1	5		8		9
Total	1,314	1,251	5,323		4,954		4,618
Segment profit	166	189	692		590		431
Depreciation, depletion and amortization			347		337		352
Segment assets			5,055		4,772		4,710
Capital expenditures			620		207		189
Operating Segments | Food & Beverage
Segment Reporting Information [Line Items]
Trade	747	714	3,076		2,884		2,791
Inter- segment sales	0	0	2		3		1
Total	747	714	3,078		2,887		2,792
Segment profit	63	82	312		247		190
Depreciation, depletion and amortization			218		217		227
Segment assets			2,685		2,637		2,676
Capital expenditures			223		129		106
Operating Segments | Home, Health & Beauty
Segment Reporting Information [Line Items]
Trade	200	196	766		751		759
Inter- segment sales	0	0	0		0		0
Total	200	196	766		751		759
Segment profit	12	8	34		51		25
Depreciation, depletion and amortization			68		64		71
Segment assets			816		854		837
Capital expenditures			51		25		33
Operating Segments | Industrial
Segment Reporting Information [Line Items]
Trade	114	121	507		468		371
Inter- segment sales	0	0	0		0		0
Total	114	121	507		468		371
Segment profit	19	20	80		84		61
Depreciation, depletion and amortization			22		19		18
Segment assets			711		481		447
Capital expenditures			311		26		17
Operating Segments | Specialty Chemicals
Segment Reporting Information [Line Items]
Trade	207	177	811		679		499
Inter- segment sales	0	0	0		1		4
Total	207	177	811		680		503
Segment profit	58	49	203		141		56
Depreciation, depletion and amortization			29		30		28
Segment assets			459		430		394
Capital expenditures			29		22		28
Operating Segments | Community Development And Land Management
Segment Reporting Information [Line Items]
Trade	45	42	158		164		189
Inter- segment sales	1	1	3		4		4
Total	46	43	161		168		193
Segment profit	14	30	63		67		99
Depreciation, depletion and amortization			10		7		8
Segment assets			384		370		356
Capital expenditures			$ 6		$ 5		$ 5

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.
[2]	Corporate and Other includes expenses associated with corporate support staff services, as well as income and expense items not directly associated with ongoing segment operations, such as restructuring charges, pension income and curtailment gains and losses, interest expense and income, non-controlling interest income and losses, certain legal settlements, gains and losses on certain asset sales and other items.
[3]	Revenue included in Corporate and Other in 2009 includes sales from the company's specialty papers operation, which was sold in the fourth quarter of 2009.
[4]	Assets of discontinued operations at December 31, 2011 represent the assets of the Consumer & Office Products business. Assets of discontinued operations at December 31, 2010 represent the assets of the Consumer & Office Products and Envelope Products businesses. Assets of discontinued operations at December 31, 2009 represent the assets of the Consumer & Office Products, Envelope Products and the Media and Entertainment Packaging businesses. See Note R for further discussion.

Selected Quarterly Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Selected Quarterly Financial Data [Line Items]
Sales	$ 1,313	$ 1,282		$ 1,411		$ 1,375		$ 1,250		$ 1,263		$ 1,274		$ 1,258		$ 1,151		$ 5,318	[1]	$ 4,946	[1]	$ 4,658	[1]
Gross profit		207	[2],[3]	321	[3]	313	[3]	284	[3]	251	[2],[4]	266	[4]	244	[4]	199	[4]	1,125	[2],[3]	960	[2],[4]
Net income (loss) attributable to the company	$ 49	$ (25)	[2],[3]	$ 117	[3]	$ 89	[3]	$ 65	[3]	$ 47	[2],[4]	$ (15)	[4]	$ 50	[4]	$ 24	[4]	$ 246	[2],[3]	$ 106	[4]	$ 225
Net income (loss) attributable to the company per diluted share	$ 0.28	$ (0.14)	[2],[3]	$ 0.67	[3]	$ 0.51	[3]	$ 0.38	[3]	$ 0.28	[2],[4]	$ (0.09)	[4]	$ 0.29	[4]	$ 0.14	[4]	$ 1.42		$ 0.62		$ 1.3

[1]	Net sales are attributed to countries based on location of the seller.
[2]	Fourth quarter and full-year 2011 results, as previously reported in the company's earnings release dated January 25, 2012, were subsequently adjusted to include non-cash expenses of $15 million before taxes ($10 million after taxes or $0.05 per share) primarily pursuant to the recognition of a projected benefit obligation related to a post-retirement benefit plan. Included is this adjustment to full-year 2011 earnings are amounts attributable to annual periods prior to 2011 of $12 million before taxes ($8 million after taxes or $0.04 per share). Included is this adjustment to fourth quarter 2011 earnings are amounts attributable to periods prior to the fourth quarter of 2011 of $14 million before taxes ($10 million after taxes or $0.05 per share). The impact to full-year 2011 gross profit was $12 million ($10 million attributable to periods prior to 2011). The impact to fourth quarter 2011 gross profit was $12 million ($11 million attributable to periods prior to the fourth quarter of 2011). The adjustments attributable to periods prior to the fourth quarter of 2011 were deemed immaterial to the current period and to any individual period prior to the fourth quarter of 2011.
[3]	First quarter 2011 results include after-tax restructuring charges of $4 million, or $0.03 per share, and an after-tax loss from discontinued operations of $5 million, or $0.02 per share. Second quarter 2011 results include after-tax restructuring charges of $5 million, or $0.03 per share and after-tax income from discontinued operations of $20 million or $0.11 per share. Third quarter 2011 results include after-tax restructuring charges of $4 million, or $0.02 per share and after-tax income of from discontinued operations of $32 million or $0.18 per share. Fourth quarter 2011 results include after-tax restructuring charges of $6 million, or $0.04 per share, and after-tax loss from discontinued operations of $18 million, or $0.10 per share.
[4]	First quarter 2010 results include an income tax benefit of $10 million, or $0.06 per share, related to favorable domestic tax audit settlements, after-tax restructuring charges of $3 million, or $0.02 per share, and an after-tax loss from discontinued operations of $5 million, or $0.03 per share. Second quarter 2010 results include after-tax restructuring charges of $9 million, or $0.05 per share, and after-tax income from discontinued operations of $8 million, or $0.05 per share. Third quarter 2010 results include an income tax benefit from cellulosic biofuel producer credits of $15 million, or $0.09 per share, after-tax restructuring charges of $10 million, or $0.06 per share, an after-tax charge of $4 million, or $0.02 per share, from early extinguishment of debt, and an after-tax loss from discontinued operations of $93 million, or $0.54 per share. Fourth quarter 2010 results include after-tax restructuring charges of $12 million, or $0.07 per share, an after-tax gain of $5 million, or $0.03 per share, related to a pension curtailment, an income tax benefit from cellulosic biofuel producer credits of $5 million, or $0.03 per share, and after-tax income from discontinued operations of $10 million, or $0.06 per share.

Selected Quarterly Information (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Quarterly Financial Data [Line Items]
Restructuring charges		$ 6	$ 4	$ 5	$ 4	$ 12	$ 10	$ 9	$ 3
Restructuring charges per diluted share		$ 0.04	$ 0.02	$ 0.03	$ 0.03	$ 0.07	$ 0.06	$ 0.05	$ 0.02
Income (loss) from discontinued operations, net of income taxes	(1)	(18)	32	20	(5)	10	(93)	8	(5)	29	(80)	61
Income (Loss) from discontinued operations per diluted share	$ (0.01)	$ (0.1)	$ 0.18	$ 0.11	$ (0.02)	$ 0.06	$ (0.54)	$ 0.05	$ (0.03)	$ 0.17	$ (0.46)	$ 0.35
Income tax benefit, favorable domestic tax audit settlements									10
Income tax benefit per diluted share, favorable domestic tax settlements									$ 0.06
Income tax benefit, cellulosic biofuel producer credits						5	15
Income tax benefit per diluted share, cellulosic biofuel producer credits						$ 0.03	$ 0.09
Charges from early extinguishments of debt							(4)
Charges from early extinguishments of debt per diluted share							$ (0.02)
Pension curtailment						5
Pension curtailment per diluted share						$ 0.03
Non cash expenses before taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		15
Non cash expenses after taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		10
Non cash expenses after taxes per diluted share pursuant to recognition of projected benefit obligation related to post retirement benefit plan		$ 0.05
Non cash expenses before taxes adjustment to gross profit pursuant to recognition of projected benefit obligation related to post retirement benefit plan		12								12
Prior To Year 2011 Adjustment On Earnings
Selected Quarterly Financial Data [Line Items]
Non cash expenses before taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan										12
Non cash expenses after taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan										8
Non cash expenses after taxes per diluted share pursuant to recognition of projected benefit obligation related to post retirement benefit plan										$ 0.04
Non cash expenses before taxes adjustment to gross profit pursuant to recognition of projected benefit obligation related to post retirement benefit plan										10
Prior To Fourth Quarter Year 2011 Adjustment On Earnings
Selected Quarterly Financial Data [Line Items]
Non cash expenses before taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		14
Non cash expenses after taxes pursuant to recognition of projected benefit obligation related to post retirement benefit plan		10
Non cash expenses after taxes per diluted share pursuant to recognition of projected benefit obligation related to post retirement benefit plan		$ 0.05
Non cash expenses before taxes adjustment to gross profit pursuant to recognition of projected benefit obligation related to post retirement benefit plan		$ 11

Dilutive Shares Excluded from Calculation of Diluted Net Income Per Share (Detail) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income Loss Per Common Share [Line Items]
Anti-dilutive shares	2	4	4.1	7.9	8

Changes in Equity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity [Line Items]
Beginning Balance	$ 3,201	$ 3,306	$ 3,306	$ 3,423	$ 2,981
Net income	50	66	250	110	225
Other comprehensive income (loss)	40	69	(255)	(9)	350
Dividends declared	(43)	(43)	(173)	(162)	(157)
Purchase of non-controlling interest	(4)
Share-based employee compensation		7	38	30	20
Share-based employee compensation	(7)
Exercises of stock options	14	10	40	7	2
Exercises of stock options, Outstanding shares			1,976,000	531,000	134,000
Ending Balance	3,251	3,415	3,201	3,306	3,423
Common Stock
Equity [Line Items]
Beginning Balance	2	2	2	2	2
Beginning Balance (in shares)	170,900,000	168,300,000	168,300,000	171,300,000	170,800,000
Net income	0	0	0	0	0
Other comprehensive income (loss)	0	0	0	0	0
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Share-based employee compensation, Outstanding shares	1,300,000	600,000	600,000	400,000	300,000
Exercises of stock options	0	0	0	0	0
Exercises of stock options, Outstanding shares	600,000	600,000	2,000,000	500,000	200,000
Ending Balance	2	2	2	2	2
Ending Balance (in shares)	172,800,000	169,500,000	170,900,000	168,300,000	171,300,000
Additional paid-in capital
Equity [Line Items]
Beginning Balance	3,153	3,075	3,075	3,130	3,108
Net income	0	0	0	0	0
Other comprehensive income (loss)	0	0	0	0	0
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	(4)
Share-based employee compensation		7	38	30	20
Share-based employee compensation	(7)
Exercises of stock options	14	10	40	7	2
Ending Balance	3,156	3,092	3,153	3,075	3,130
Retained Earnings
Equity [Line Items]
Beginning Balance	292	219	219	275	207
Net income	49	65	246	106	225
Other comprehensive income (loss)	0	0	0	0	0
Dividends declared	(43)	(43)	(173)	(162)	(157)
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Exercises of stock options	0	0	0	0	0
Ending Balance	298	241	292	219	275
Accumulated other comprehensive income (loss)
Equity [Line Items]
Beginning Balance	(265)	(10)	(10)	(1)	(350)
Net income	0	0	0	0	0
Other comprehensive income (loss)	40	69	(255)	(9)	349
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Exercises of stock options	0	0	0	0	0
Ending Balance	(225)	59	(265)	(10)	(1)
Non-Controlling Interests
Equity [Line Items]
Beginning Balance	19	20	20	17	14
Net income	1	1	4	4	0
Other comprehensive income (loss)	0	0	0	0	1
Dividends declared	0	0	0	0	0
Purchase of non-controlling interest	0
Share-based employee compensation		0	0	0	0
Share-based employee compensation	0
Exercises of stock options	0	0	0	0	0
Ending Balance	$ 20	$ 21	$ 19	$ 20	$ 17

Effective Income Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax [Line Items]
Effective tax rate	37.00%	32.00%	30.00%	5.00%	40.00%